     As Filed With The Securities And Exchange Commission On April 30, 2003

                        File Nos. 333-80845 and 811-09379

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /

                  Pre-Effective Amendment No._                  / /

                    Post-Effective Amendment No. 7              /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                    Amendment No. 8

                            LSA VARIABLE SERIES TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (847) 402-5000
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)

                             Bruce A. Teichner, Esq.
--------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                            Cathy G. O'Kelly, Esquire
                        Vedder, Price, Kaufman & Kammholz
                            222 North LaSalle Street
                                Chicago, IL 60601

It   is proposed that this filing will become effective:
     / / immediately upon filing pursuant to paragraph (b)
     / / On, pursuant to paragraph (b)
     / / 60 days after filing, pursuant to paragraph (a)(1)
     /X/ On May 1, 2003, pursuant to paragraph (a) (1)
     / / 75 days after filing, pursuant to paragraph (a) (2)
     / / On____________, pursuant to paragraph (a) (2) of Rule 485.

LSA VARIABLE SERIES TRUST


LSA Variable Series Trust
3100 Sanders Road, Suite M2A
Northbrook, IL 60062                           Prospectus Dated May 1, 2003

The LSA Variable Series Trust (the "Trust") is a group of portfolios sold exclusively to separate accounts of life insurance companies, including Allstate Life Insurance Company and its insurance company subsidiaries. There are presently eleven such portfolios (each a "Fund" and collectively the "Funds") that are available for investment.

The information in this prospectus is of interest to anyone who owns or is considering purchasing a variable annuity or variable life contract issued by an insurance company separate account that makes the Funds available as underlying investment options to contract holders. This prospectus explains the investment objectives, risks and strategies of each Fund.

You should read this prospectus to help you decide whether the insurance company separate account that invests in a Fund is the right investment for you. You should keep this prospectus for future reference along with the prospectus for the insurance product which accompanies this prospectus.

The terms "you," "your" and "yours" refers to the contract holder as an investor in the insurance company separate accounts.

To learn more about the Funds and their investments, you may obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2003 (as amended from time to time). The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference, which means it is legally part of the prospectus. For a free copy contact your insurance company or call 1-800-865-5237.

Shares of Funds within the Trust are not deposits or other obligations of any financial institution, are not guaranteed by any financial institution, are not insured by the FDIC or any agency, and involve investment risks, including the possible loss of the principal amount invested.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING, INCLUDING INFORMATION ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST AND KEEP IT FOR FUTURE REFERENCE.

TABLE OF CONTENTS


FUNDS AT A GLANCE                                                                          1

     General information about the Funds, the Manager, and the Advisers

FUND SUMMARIES                                                                             2

     For each Fund, the investment objective, Adviser, strategy, risks, who may want to invest, performance, and fees and expenses

     Emerging Growth Equity Fund
     Aggressive Growth Fund
     Capital Appreciation Fund
     Equity Growth Fund
     Diversified Mid-Cap Fund
     Mid Cap Value Fund
     Capital Growth Fund
     Blue Chip Fund
     Value Equity Fund
     Basic Value Fund
     Balanced Fund

MORE INFORMATION ABOUT THE FUNDS                                                          27

     The types of investment strategies that may be used by some or all of the Funds and additional information about investment risks

MANAGEMENT OF THE FUNDS                                                                   32

     General information about the organization and operations of the Funds, including details about the Adviser to each Fund

PRICING OF FUND SHARES                                                                    38

     Details on how each Fund's per share price (also known as "net asset value") is determined, general information on how a Fund's assets are valued and how to purchase and redeem shares

ADDITIONAL FUND INFORMATION                                                               40

     Taxes, income and capital gain distributions, service providers, financial highlights, Statement of Additional Information, annual reports

FUNDS AT A GLANCE

THE TRUST

The LSA Variable Series Trust (the "Trust") is a group of mutual fund portfolios (each a "Fund" and collectively the "Funds") managed by LSA Asset Management LLC (the "Manager").

THE MANAGER

The Manager is registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). The Manager carefully selects other professional investment managers (each an "Adviser" and collectively the "Advisers") to carry out the day-to-day management of each Fund. The Manager receives a fee, payable monthly, based on a percentage of average net assets of the Funds.

THE ADVISERS

The Advisers are the professional investment managers who perform the day-to-day investing on behalf of the Funds subject to the general supervision of the Manager and the Trust's Board of Trustees (the "Board"). Each Adviser is a registered investment adviser with the SEC. The fees of the Advisers are paid by the Manager, not the Funds.

THE FUNDS


The Fund Summaries on the following pages briefly describe the objectives and principal investment strategies, the principal risks, the performance, and the fees and expenses of the Funds. Please read the section entitled "More Information About the Funds" for further information about the Funds' investment strategies and risks.


Each Fund's share price may fluctuate and you may lose money over the short or even long-term.

The following chart shows the Adviser to each Fund and each Fund's investment objective. The Board may change the investment objectives without a shareholder vote.


FUND                        ADVISER                 INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Emerging                    RS Investment           Seeks capital appreciation by investing primarily in rapidly growing
Growth Equity               Management, L.P.        emerging companies.

Aggressive                  Van Kampen Asset        Seeks long-term growth of capital by investing primarily in equity
Growth                      Management Inc.         securities of small and mid-sized growth companies.

Capital                     Janus Capital           Seeks long-term growth of capital by investing primarily in equity securities
Appreciation                Management LLC          listed on national exchanges or on NASDAQ(R).

Equity Growth                                       Seeks long-term capital appreciation by investing primarily in growth
(formerly, Focused Equity)  Van Kampen              oriented equity securities of large capitalization companies.

                            Fidelity Management &   Seeks long-term growth of capital by investing in securities of companies
Diversified Mid-Cap         Research Company        with medium market capitalizations.

                            Van Kampen Asset        Seeks long-term growth of capital by investing primarily in equity
Mid Cap Value               Management Inc.         securities of companies with medium market capitalizations.

Capital Growth              Goldman Sachs Asset     Seeks long-term growth of capital by investing in a diversified portfolio
(formerly, Growth Equity)   Management, L.P.        of equity securities.

                            A I M Capital           Seeks long-term growth of capital, with current income as a secondary
Blue Chip                   Management, Inc.        objective, by investing primarily in equity securities of blue chip companies.

                            Salomon Brothers Asset  Seeks long-term growth of capital, with current income as a secondary objective,
Value Equity                Management Inc          by investing primarily in common stocks of established U.S. companies.

                                                    Seeks long-term growth of capital by investing primarily in common stocks
                            A I M Capital           which the Adviser believes to be undervalued in relation to long-term earnings
Basic Value                 Management, Inc.        power or other factors.

                                                    Seeks growth of capital, with investment income as a secondary objective, by
Balanced                    OpCap Advisors          investing in a mix of equity and debt securities.

FUND SUMMARIES


EMERGING GROWTH EQUITY FUND
ADVISED BY: RS INVESTMENT MANAGEMENT, L.P.

INVESTMENT OBJECTIVE: The Emerging Growth Equity Fund seeks capital appreciation by investing primarily in rapidly growing emerging companies.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests in rapidly growing emerging companies with proprietary advantages, and generally in industry segments that are experiencing rapid growth. In evaluating potential investments, the Adviser considers whether a company is gaining market share, earning superior margins, or experiencing superior profitability. Although the Fund may invest in companies of any size, it is likely under current market conditions that a substantial amount of its investments will be in companies with market capitalizations of $3 billion or less. The Fund may invest a significant portion of its assets in a variety of technology based industries, particularly when these industries are considered to include numerous rapidly growing emerging companies.

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities. The Fund may invest all of its assets in foreign securities; however, it presently does not anticipate investing more than 20% of its assets in these securities.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK

- SMALL CAP RISK

- GROWTH INVESTING RISK

- MANAGEMENT RISK


- TECHNOLOGY SECTOR RISK


- FOREIGN SECURITIES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking high total returns from a diversified portfolio of stocks of smaller size U.S. companies.

- You are willing to accept greater volatility in the hopes of a greater increase in share price.

- You are willing to accept the above-average risks associated with investing in a portfolio of common stocks, which may include foreign stocks.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with a broad-based index (which, unlike the Fund, does not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.

[CHART]

TOTAL RETURN FOR EACH CALENDAR YEAR


2000     -30.13%
2001     -17.84%
2002     -41.89%


The best calendar quarter return during the periods shown above was 29.04% in the 4th quarter of 2001; the worst calendar quarter return was -31.11% in the 3rd quarter of 2001.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                  SINCE FUND'S
                                                    ONE YEAR       INCEPTION*
--------------------------------------------------------------------------------
Emerging Growth Equity Fund                         -41.89%         -15.27%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                           -30.26%         -11.91%
--------------------------------------------------------------------------------



* The Fund's inception date is October 1, 1999.

In the table above, the Fund's average annual total return for the periods shown is compared to the Russell 2000(R) Growth Index. The Russell 2000 Growth Index is an unmanaged market capitalization-weighted index that includes the stocks of the Russell 2000 Index, with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged market capitalization-weighted index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on market capitalization.


Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

AGGRESSIVE GROWTH FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.

INVESTMENT OBJECTIVE: The Aggressive Growth Fund seeks long-term growth of capital by investing primarily in equity securities of small and mid-sized growth companies.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in equity securities (mainly common stocks) of companies the Adviser believes have an above-average potential for capital growth. The Adviser uses a "bottom-up" approach to stock selection, focusing on companies that exhibit rising earnings expectations or rising valuations. The Fund generally sells securities when earnings expectations flatten or decline.

The Fund focuses primarily on equity securities of small and mid-sized companies although it may invest in larger-sized companies that the Adviser believes have an above-average potential for capital growth.

The Fund may invest up to 100% of its assets in small companies and up to 25% of its assets in foreign securities.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK

- SMALL CAP RISK

- MID CAP RISK

- GROWTH INVESTING RISK

- MANAGEMENT RISK

- FOREIGN SECURITIES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking capital growth over the long-term.

- You are willing to accept the above-average risks associated with investing in the securities of small and mid-sized companies, which may include foreign companies.

- You are willing to accept greater volatility in hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with a broad-based index (which, unlike the Fund, does not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.

[CHART]

TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2002

2002     -31.59%

The best calendar quarter return during the period shown above was -2.44% in the 4th quarter of 2002; the worst calendar quarter return was -14.79% in the 3rd quarter of 2002.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                   SINCE FUND'S
                                                      ONE YEAR      INCEPTION*
--------------------------------------------------------------------------------
Aggressive Growth Fund                                 -31.59%       -27.49%
--------------------------------------------------------------------------------
Russell Midcap Growth Index                            -27.41%       -19.64%
--------------------------------------------------------------------------------



* The Fund's inception date is August 14, 2001.

In the table above, the Fund's average annual total return for the periods shown is compared to the Russell Midcap(R) Growth Index. The Russell Midcap Growth Index is an unmanaged market capitalization-weighted index that includes the stocks of the Russell Midcap Index, an index of the 800 smallest companies in the Russell 1000(R) Index, with higher price-to-book ratios and higher forecasted growth rates. The Russell 1000 Index is an index of common stocks of the 1000 largest U.S. companies measured by total market capitalizations.


Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

CAPITAL APPRECIATION FUND
ADVISED BY: JANUS CAPITAL MANAGEMENT LLC

INVESTMENT OBJECTIVE: The Capital Appreciation Fund seeks long-term growth of capital by investing primarily in equity securities listed on national exchanges or on NASDAQ(R).

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in equity securities listed on national exchanges or on NASDAQ which the Adviser believes have a good potential for capital growth. The Adviser builds the Fund one company at a time, emphasizing growth of capital by investing in companies the Adviser believes to have the greatest earnings growth potential. While investments are focused on earnings growth, the Adviser also searches for companies that it believes are trading at reasonable prices relative to their future earnings growth. To locate these opportunities, the Adviser subjects each company to a rigorous "bottom up" fundamental analysis, carefully researching each potential investment before and after it is acquired for the Fund.

Under normal circumstances, the Fund invests substantially all of its assets in equity securities. The Fund may invest all of its assets in foreign securities; however it presently does not anticipate investing over 25% of its assets in these securities.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK

- LARGE CAP RISK

- GROWTH INVESTING RISK

- MANAGEMENT RISK

- FOREIGN SECURITIES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking long-term capital appreciation.

- You are willing to accept the above-average risks associated with investing in a portfolio, which may include foreign companies.

- You are willing to accept greater volatility in the hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with a broad-based index (which, unlike the Fund, does not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.

[CHART]

TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2002

2002     -28.66%

The best calendar quarter return during the period shown above was 5.72% in the 4th quarter of 2002; the worst calendar quarter return was -18.83% in the 2nd quarter of 2002.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                 SINCE FUND'S
                                            ONE YEAR              INCEPTION*
--------------------------------------------------------------------------------
Capital Appreciation Fund                    -28.66%                -22.57%
--------------------------------------------------------------------------------
S&P 500                                      -22.10%                -18.17%
--------------------------------------------------------------------------------



* The Fund's inception date is August 14, 2001.

In the table above, the Fund's average annual total return for the periods shown is compared to the Standard & Poor's 500(SM) Composite Stock Price Index ("S&P 500(R)"). The S&P 500, a widely recognized benchmark for large-cap U.S. stocks, is an unmanaged market capitalization-weighted index that includes common stocks of 500 major companies representing different sectors of the U.S. economy and accounts for nearly three quarters of the value of all U.S. stocks.


Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

EQUITY GROWTH FUND
(FORMERLY, FOCUSED EQUITY FUND)
ADVISED BY: VAN KAMPEN


INVESTMENT OBJECTIVE: The Equity Growth Fund seeks long-term capital appreciation by investing primarily in growth oriented equity securities of large capitalization companies.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Adviser focuses on companies believed to have strong earnings and free cash flow potential, and compelling business strategies. Valuation is considered generally in the context of prospects for sustainable earnings growth. The Adviser's focus on individual security selection may result in an emphasis on particular industry sectors. The Fund invests primarily in companies with market capitalizations of $10 billion or more but may also invest in smaller companies.

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities. The Fund may invest in securities of foreign companies, however, it presently does not anticipate investing more than 25% of its assets in foreign securities.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK

- LARGE CAP RISK

- GROWTH INVESTING RISK

- MANAGEMENT RISK

- FOREIGN SECURITIES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking long-term capital appreciation.

- You are willing to accept the above-average risks associated with investing in a portfolio of common stocks, which may include foreign stocks.

- You are willing to accept greater volatility in hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with broad-based indices (which, unlike the Fund, do not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.


[CHART]

TOTAL RETURN FOR EACH CALENDAR YEAR

2000     -11.82%
2001     -15.44%
2002     -29.81%

The best calendar quarter return during the periods shown above was 12.01% in the 1st quarter of 2000; the worst calendar quarter return was -18.53% in the 1st quarter of 2001.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                  SINCE FUND'S
                                             ONE YEAR              INCEPTION*
--------------------------------------------------------------------------------
Equity Growth Fund                            -29.81%                -13.17%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                     -27.88%                -16.54%
--------------------------------------------------------------------------------
S&P 500                                       -22.10%                 -9.72%
--------------------------------------------------------------------------------



* The Fund's inception date is October 1, 1999.

In the table above, the Fund's average annual total return for the periods shown is compared to the Russell 1000(R) Growth Index and the Standard & Poor's 500(SM) Composite Stock Price Index ("S&P 500(R)") which are unmanaged market capitalization-weighted indices. The Russell 1000 Growth Index is the Fund's benchmark index. Since the Fund is managed with a large cap growth style, its performance can be better evaluated by comparing it to the Russell 1000 Growth Index rather than the S&P 500. The Russell 1000 Growth Index includes the stocks of the Russell 1000 Index, an index of common stocks of the 1,000 largest U.S. companies measured by total market capitalization, with higher price-to-book ratios and higher forecasted growth values. The S&P 500, a widely recognized benchmark for large-cap U.S. stocks, includes common stocks of 500 major companies representing different sectors of the U.S. economy and accounts for nearly three quarters of the value of all U.S. stocks.


Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

DIVERSIFIED MID-CAP FUND
ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY

INVESTMENT OBJECTIVE: The Diversified Mid-Cap Fund seeks long-term growth of capital by investing in securities of companies with medium market capitalizations.

PRINCIPAL INVESTMENT STRATEGIES: The Fund normally invests its assets primarily in a diversified portfolio of common stocks.

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in securities of companies with medium market capitalizations ("mid cap companies"). Although a universal definition of medium market capitalization does not exist, for the purpose of this Fund, the Adviser generally defines mid cap companies as those whose market capitalization is similar to the market capitalization of companies in the Standard & Poor's(R) MidCap 400 Index ("S&P(R) MidCap 400") or the Russell Midcap(R) Index. A company's market capitalization is based on either its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions. In addition, changes to the composition of each index can change the market capitalization range of companies in the index. The Fund may also invest in companies with smaller or larger market capitalizations.

The Adviser is not constrained by a particular investment style. At any given time, the Adviser may tend to buy "value" or "growth" stocks, or a combination of both types. In buying and selling securities for the Fund, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Factors considered include growth potential, earnings estimates and management.


The Fund may invest all of its assets in foreign securities; however, it presently does not anticipate investing more than 20% of its assets in these securities.


The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If the Adviser's strategies do not work as intended, the Fund may not achieve its objective.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK

- MID CAP RISK

- MANAGEMENT RISK

- FOREIGN SECURITIES RISK

- DERIVATIVES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking long-term capital growth.

- You are willing to accept the above-average risks associated with investing in the securities of mid-sized companies, which may include foreign companies.

- You are willing to accept greater volatility in hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with a broad-based index (which, unlike the Fund, does not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.

[CHART]

TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2002

2002     -19.25%


The best calendar quarter return during the period shown above was 4.75% in the 4th quarter of 2002; the worst calendar quarter return was -18.53% in the 3rd quarter of 2002.


AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                 SINCE FUND'S
                                            ONE YEAR              INCEPTION*
--------------------------------------------------------------------------------
Diversified Mid-Cap Fund                     -19.25%               -14.03%
--------------------------------------------------------------------------------
Russell Midcap Index                         -16.19%               -11.69%
--------------------------------------------------------------------------------



* The Fund's inception date is August 14, 2001.

In the table above, the Fund's average annual total return for the periods shown is compared to the Russell Midcap(R) Index. The Russell Midcap Index is an unmanaged market capitalization-weighted index that includes the 800 smallest companies in the Russell 1000(R) Index. The Russell 1000 Index is an index of common stocks of the 1,000 largest U.S. companies measured by total market capitalizations.


Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

MID CAP VALUE FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.

INVESTMENT OBJECTIVE: The Mid Cap Value Fund seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations ("mid cap companies").

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in equity securities (mainly common stocks) of mid cap companies that the Adviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The Fund emphasizes a "value" style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The Fund may also invest in companies with smaller or larger market capitalizations.

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities of mid cap companies. For purposes of the 80% policy, a company's market capitalization is based on either its current market capitalization or its market capitalization at the time of the Fund's investment. Although a universal definition of medium market capitalization does not exist, the Adviser generally defines mid cap companies as those whose market capitalization is similar to the market capitalization of companies in the Standard & Poor's(R) MidCap 400 Index ("S&P(R) MidCap 400") or the Russell Midcap(R) Index. Companies whose capitalization no longer meets this definition after purchase continue to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions. In addition, changes to the composition of each index can change the market capitalization range of companies in the index.

The Fund may invest up to 25% of its assets in foreign securities.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK

- MID CAP RISK

- VALUE INVESTING RISK

- MANAGEMENT RISK

- FOREIGN SECURITIES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking long-term capital growth.

- You are willing to accept the above-average risks associated with investing in a portfolio of common stocks which may include foreign stocks.

- You are willing to accept greater volatility in hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with a broad-based index (which, unlike the Fund, does not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.

[CHART]

TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2002

2002      -7.49%

The best calendar quarter return during the period shown above was 10.78% in the 4th quarter of 2002; the worst calendar quarter return was -16.73% in the 3rd quarter of 2002.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                 SINCE FUND'S
                                            ONE YEAR              INCEPTION*
--------------------------------------------------------------------------------
Mid Cap Value Fund                            -7.49%                 -0.69%
--------------------------------------------------------------------------------
Russell Midcap Index                         -16.19%                -11.69%
--------------------------------------------------------------------------------
Russell Midcap Value Index                    -9.64%                 -7.31%
--------------------------------------------------------------------------------



* The Fund's inception date is August 14, 2001.

In the table above, the Fund's average annual total return for the periods shown is compared to the Russell Midcap(R) Index and the Russell Midcap Value Index. The Russell Midcap Index is an unmanaged market capitalization-weighted index that includes the 800 smallest companies in the Russell 1000(R) Index. The Russell 1000 Index is an index of common stocks of the 1,000 largest U.S. companies measured by total market capitalization. The Russell Midcap Value Index includes the stocks of the Russell Midcap Index with lower price-to-book ratios and lower forecasted values.


Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

CAPITAL GROWTH FUND
(FORMERLY, GROWTH EQUITY)

ADVISED BY: GOLDMAN SACHS ASSET MANAGEMENT, L.P.


INVESTMENT OBJECTIVE: The Capital Growth Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests in a diversified portfolio of equity securities (mainly common stocks) of companies that the Adviser believes have long-term capital appreciation potential. The Adviser primarily seeks companies it believes to be strategically positioned for consistent long-term growth.

Under normal circumstances, the Fund invests at least 90% of its net assets (including borrowings for investment purposes) in equity securities. The Fund may invest up to 10% of its assets in foreign securities.

PRINCIPAL RISKS: The Fund is subject to the following risks:

- MARKET AND COMPANY RISK

- GROWTH INVESTING RISK

- MANAGEMENT RISK

- FOREIGN SECURITIES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking long-term capital appreciation.

- You are willing to accept the above-average risks associated with investing in a portfolio of common stocks, which may include foreign stocks.

- You are willing to accept greater volatility in the hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with a broad-based index (which, unlike the Fund, does not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.

[CHART]

TOTAL RETURN FOR EACH CALENDAR YEAR

2000      -8.44%
2001     -14.26%
2002     -24.37%


The best calendar quarter return during the periods shown above was 10.39% in the 4th quarter of 2001; the worst calendar quarter return was -16.36% in the 3rd quarter of 2001.


AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                 SINCE FUND'S
                                            ONE YEAR              INCEPTION*
--------------------------------------------------------------------------------
Capital Growth Fund                          -24.37%                -9.71%
--------------------------------------------------------------------------------
S&P 500                                      -22.10%                -9.72%
--------------------------------------------------------------------------------



* The Fund's inception date is October 1, 1999.

In the table above, the Fund's average annual total return for the periods shown is compared to the Standard & Poor's 500(SM) Composite Stock Price Index ("S&P 500(R)"). The S&P 500, a widely recognized benchmark for large-cap U.S. stocks, is an unmanaged market capitalization-weighted index that includes common stocks of 500 major companies representing different sectors of the U.S. economy and accounts for nearly three quarters of the value of all U.S. stocks.


Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

BLUE CHIP FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.

INVESTMENT OBJECTIVE: The Blue Chip Fund seeks long-term growth of capital, with current income as a secondary objective, by investing primarily in equity securities of blue chip companies.


PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in securities (mainly common stocks) of blue chip companies. The Fund considers blue chip companies to be large and medium sized companies (i.e. companies with market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11- month period, based on month-end data, plus the most recent data during the current month) with leading market positions and which possess the following characteristics:


- MARKET CHARACTERISTICS - Companies which occupy or have the potential to occupy leading market positions that are expected to be maintained or enhanced over time. Market leaders can be identified within an industry as those companies which have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry or the potential to become a market leader.

- FINANCIAL CHARACTERISTICS - Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors;
  (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.

The portfolio managers consider whether to sell a particular security when they believe the security no longer has the potential for above average growth. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth of capital and current income, the Fund may invest in U. S. Government securities and high-quality debt securities.

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities of blue chip companies. In complying with the 80% requirement, the Fund will invest primarily in marketable equity securities of blue chip companies, including convertible securities, but may also invest in other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, which may include warrants, futures, options, exchange-traded funds and ADRs.

The Fund may invest up to 25% of its assets in foreign securities.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK


- MID CAP RISK

- LARGE CAP RISK


- MANAGEMENT RISK

- FOREIGN SECURITIES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking long-term capital growth.

- You are willing to accept the above-average risks associated with investing in a portfolio of common stocks which may include foreign stocks.

- You are willing to accept greater volatility in hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with a broad-based index (which, unlike the Fund, does not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.

[CHART]

TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2002

2002     -26.20%

The best calendar quarter return during the period shown above was 5.50% in the 4th quarter of 2002; the worst calendar quarter return was -15.66% in the 3rd quarter of 2002.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                SINCE FUND'S
                                           ONE YEAR              INCEPTION*
--------------------------------------------------------------------------------
Blue Chip Fund                              -26.20%                -21.93%
--------------------------------------------------------------------------------
S&P 500                                     -22.10%                -18.17%
--------------------------------------------------------------------------------



* The Fund's inception date is August 14, 2001.

In the table above, the Fund's average annual total return for the periods shown is compared to the Standard & Poor's 500(SM) Composite Stock Price Index ("S&P 500(R)"). The S&P 500, a widely recognized benchmark for large-cap U.S. stocks, is an unmanaged market capitalization-weighted index that includes common stocks of 500 major companies representing different sectors of the U.S. economy and accounts for nearly three quarters of the value of all U.S. stocks.


Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

VALUE EQUITY FUND
ADVISED BY: SALOMON BROTHERS ASSET MANAGEMENT INC

INVESTMENT OBJECTIVE: The Value Equity Fund seeks long-term growth of capital, with current income as a secondary objective, by investing primarily in common stocks of established U.S. companies.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests mainly in common stocks of established U.S. companies that the Adviser believes to have growth possibilities at reasonable values. The Fund maintains a carefully selected portfolio of securities that is diversified across industries and companies.

In selecting individual companies for investment, the Adviser looks for:

- share prices that appear to be temporarily oversold or do not reflect positive company developments;

- share prices that appear to undervalue the company's assets, particularly on a sum-of-the-parts basis;

- special situations including corporate events, changes in management, regulatory changes or turnaround situations; and

- company specific items such as competitive market position, competitive products and services, experienced management team and stable financial condition.

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities. The Fund may invest up to 20% of its assets in foreign securities.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK

- VALUE INVESTING RISK

- MANAGEMENT RISK

- FOREIGN SECURITIES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking long-term capital growth with the potential for current income.

- You are willing to accept the above-average risks associated with investing in a portfolio of common stocks, which may include foreign stocks.

- You are willing to accept greater volatility in hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with a broad-based index (which, unlike the Fund, does not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.

[CHART]

TOTAL RETURN FOR EACH CALENDAR YEAR

2000      15.35%
2001      -4.88%
2002     -22.17%

The best calendar quarter return during the periods shown above was 12.09% in the 4th quarter of 2002; the worst calendar quarter return was -20.26% in the 3rd quarter of 2002.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                SINCE FUND'S
                                           ONE YEAR              INCEPTION*
--------------------------------------------------------------------------------
Value Equity Fund                           -22.17%                -2.58%
--------------------------------------------------------------------------------
S&P 500                                     -22.10%                -9.72%
--------------------------------------------------------------------------------



* The Fund's inception date is October 1, 1999.

In the table above, the Fund's average annual total return for the periods shown is compared to the Standard & Poor's 500(SM) Composite Stock Price Index ("S&P 500(R)"). The S&P 500, a widely recognized benchmark for large cap U.S. stocks, is an unmanaged market capitalization-weighted index that includes common stocks of 500 major companies representing different sectors of the U.S. economy and accounts for nearly three quarters of the value of all U.S. stocks.


Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

BASIC VALUE FUND
ADVISED BY: A I M CAPITAL MANAGEMENT, INC.

INVESTMENT OBJECTIVE: The Basic Value Fund seeks long-term growth of capital by investing primarily in common stocks which the Adviser believes to be undervalued in relation to long-term earnings power or other factors.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the Adviser believes to be undervalued in relation to long-term earnings power or other factors. The Fund may invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million, investment-grade non-convertible debt securities, U.S. government securities, and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

The Adviser allocates investments among investment grade fixed-income securities based on its view as to the best values then available in the marketplace. In selecting investments, the Adviser seeks to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The Adviser would consider whether to sell a particular security when any of those factors materially change.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK

- MID CAP RISK

- LARGE CAP RISK

- VALUE INVESTING RISK

- MANAGEMENT RISK

- FOREIGN SECURITIES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking long-term capital growth.

- You are willing to accept the above-average risks associated with investing in a portfolio of common stocks which may include foreign stocks.

- You are willing to accept greater volatility in hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with a broad-based index (which, unlike the Fund, does not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.

[CHART]

TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2002

2002     -21.70%

The best calendar quarter return during the period shown above was 8.02% in the 4th quarter of 2002; the worst calendar quarter return was -19.86% in the 3rd quarter of 2002.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                SINCE FUND'S
                                           ONE YEAR              INCEPTION*
--------------------------------------------------------------------------------
Basic Value Fund                            -21.70%                -18.45%
--------------------------------------------------------------------------------
S&P 500                                     -22.10%                -18.17%
--------------------------------------------------------------------------------



* The Fund's inception date is August 14, 2001.

In the table above, the Fund's average annual total return for the periods shown is compared to the Standard & Poor's 500(SM) Composite Stock Price Index ("S&P 500(R)"). The S&P 500, a widely recognized benchmark for large-cap U.S. stocks, is an unmanaged market capitalization-weighted index that includes common stocks of 500 major companies representing different sectors of the U.S. economy and accounts for nearly three quarters of the value of all U.S. stocks.


Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

BALANCED FUND
ADVISED BY: OPCAP ADVISORS

INVESTMENT OBJECTIVE: The Balanced Fund seeks growth of capital, with investment income as a secondary objective, by investing in a mix of equity and debt securities.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests in common stocks (with an emphasis on dividend paying stocks), preferred stocks, securities convertible into common stock, and debt securities. The Fund will invest at least 25% of its assets in equity securities and at least 25% in debt securities. In general, the Fund expects to be 50-75% invested in equity securities. However, the Adviser determines the Fund's day-to-day investment allocation mix among equity and debt securities based on the Adviser's perception of prevailing market conditions and risks. By investing in both debt and equity securities, it is anticipated that the Fund will generally be less volatile than the overall market.

The Fund's equity investments will be primarily in dividend paying common stocks that the Adviser believes to be "undervalued" in the marketplace. Generally, these securities may have certain characteristics such as substantial and growing discretionary cash flow, strong shareholder value-oriented management, valuable consumer or commercial franchises, or a favorable price to intrinsic value relationship.

The Fund may invest up to 25% of its net assets in below investment grade, high-yield debt securities (commonly known as "junk bonds"). The Fund may invest all of its assets in foreign securities, however, it presently does not anticipate investing more than 25% of its assets in these securities.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK

- INTEREST RATE AND CREDIT RISK

- MANAGEMENT RISK

- FOREIGN SECURITIES RISK


- BELOW INVESTMENT GRADE RISK


A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You wish to invest in a fund emphasizing a combination of growth of capital and investment income by investing in a combination of equity and debt securities.

- You are willing to accept the above-average risks associated with investing in a portfolio which may include foreign stocks.


- You are willing to accept the above-average risks associated with investing in below investment grade, high-yield debt securities.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with broad-based indices (which, unlike the Fund, do not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.

[CHART]

TOTAL RETURN FOR EACH CALENDAR YEAR

2000       8.88%
2001       2.24%
2002     -18.30%

The best calendar quarter return during the periods shown above was 10.45% in the 4th quarter of 2002; the worst calendar quarter return was -14.02% in the 2nd quarter of 2002.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                                         SINCE FUND'S
                                                                    ONE YEAR              INCEPTION*
----------------------------------------------------------------------------------------------------------
Balanced Fund                                                        -18.30%                -1.87%
----------------------------------------------------------------------------------------------------------
S&P 500                                                              -22.10%                -9.72%
----------------------------------------------------------------------------------------------------------
Merrill Lynch Corporate Bond Master Index                             10.17%                 9.39%
----------------------------------------------------------------------------------------------------------
60% S&P 500 + 40% Merrill Lynch Corporate Bond Master Index           -9.87%                -2.02%
----------------------------------------------------------------------------------------------------------



* The Fund's inception date is October 1, 1999.

In the table above, the Fund's average annual total return for the periods shown is compared to a 60% weighting of the Standard & Poor's 500(SM) Composite Stock Price Index ("S&P 500(R)") and a 40% weighting of the Merrill Lynch Corporate Bond Master Index. The S&P 500, a widely recognized benchmark for large cap U.S. stocks, is an unmanaged market capitalization-weighted index that includes common stocks of 500 major companies representing different sectors of the U.S. economy and accounts for nearly three quarters of the value of all U.S. stocks. The Merrill Lynch Corporate Bond Master Index is an unmanaged index that consists of corporate obligations, which are rated BBB or better by Standard & Poor's(R) or Baa3 or better by Moody's Investor Service. The issues must be publicly placed, non-convertible and coupon-bearing.


Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

GENERAL RISKS

General risks associated with the Funds' principal investment policies and strategies are described below. The Funds to which each risk applies are listed in brackets following the description.


MARKET AND COMPANY RISK: The value of the securities in which the Fund invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company that issued the security. [ALL FUNDS]

SMALL CAP RISK: The stocks of small cap companies (small size companies in terms of market capitalization) often involve more risk and volatility than those of larger companies. Compared to larger companies, small cap companies are often dependent on fewer products and have more limited financial resources. As a result, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there may be less publicly available information about small cap companies than larger companies. During some periods, stocks of small cap companies may underperform the stocks of mid and large cap companies. [EMERGING GROWTH EQUITY AND AGGRESSIVE GROWTH FUNDS]

MID CAP RISK: The stocks of mid cap companies (medium size companies in terms of market capitalization) often involve more risk and volatility than those of larger companies. There may be less publicly available information about mid cap companies than larger companies. During some periods, stocks of mid cap companies may underperform the stocks of small and large cap companies. [AGGRESSIVE GROWTH, DIVERSIFIED MID-CAP, MID CAP VALUE, BLUE CHIP AND BASIC VALUE FUNDS]

LARGE CAP RISK: During some periods, stocks of large cap companies (large companies in terms of market capitalization) may underperform the stocks of smaller cap companies. [CAPITAL APPRECIATION, EQUITY GROWTH, BLUE CHIP AND BASIC VALUE FUNDS]

GROWTH INVESTING RISK: During some periods, growth stocks may underperform relative to other asset classes (for example, value stocks). [EMERGING GROWTH EQUITY, AGGRESSIVE GROWTH, CAPITAL APPRECIATION, EQUITY GROWTH AND CAPITAL GROWTH FUNDS]

VALUE INVESTING RISK: During some periods, value stocks may underperform relative to other asset classes (for example, growth stocks). [MID CAP VALUE, VALUE EQUITY AND BASIC VALUE FUNDS]

INTEREST RATE AND CREDIT RISKS: The prices of debt securities will decline over short or even long periods if interest rates rise. In addition, an issuer of debt securities held by the Fund may fail to repay interest and principal in a timely manner. [BALANCED FUND]

MANAGEMENT RISK: Poor stock selection may cause the Fund to underperform when compared to other funds with similar objectives. [ALL FUNDS]

TECHNOLOGY SECTOR RISK: Returns on stocks in technology-based industries may not perform as well as other types of investments. [EMERGING GROWTH EQUITY FUND]

FOREIGN SECURITIES RISK: The Fund's foreign investments may be subject to fluctuations in foreign currency values, adverse political or economic events, and greater market volatility and lower liquidity relative to U.S. investments. [ALL FUNDS]

BELOW INVESTMENT GRADE RISK: Below investment grade debt securities may present greater risk of issuer default, may be subject to greater market fluctuations and may be harder to sell at a desirable price than investment grade securities. [BALANCED FUND]

DERIVATIVES RISK: Derivative instruments, such as futures contracts, involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets, risks of default by the other party to certain transactions, risks that the transactions may result in losses that partially or completely offset gains in portfolio positions, and risks that the transactions may not be liquid. [DIVERSIFIED MID-CAP FUND]

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. You should refer to the product prospectus describing your particular variable insurance contract for a description of insurance charges that may apply.

FEES PAID DIRECTLY FROM YOUR INVESTMENT: There are no fees or sales loads charged to your account when you buy or sell shares of the Funds.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):


                                    EMERGING
                                     GROWTH        AGGRESSIVE      CAPITAL        EQUITY      DIVERSIFIED     MID CAP
FUND                                 EQUITY          GROWTH     APPRECIATION      GROWTH        MID-CAP        VALUE
------------------------------------------------------------------------------------------------------------------------
Management Fees                       1.05%           0.95%         0.90%          0.95%         0.90%         0.85%
------------------------------------------------------------------------------------------------------------------------
Distribution Fees (12b-1)             None            None          None           None          None          None
------------------------------------------------------------------------------------------------------------------------
Other Expenses(1)                     3.76%           6.66%         5.57%          3.14%         4.17%         2.93%
------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                    4.81%           7.61%         6.47%          4.09%         5.07%         3.78%
------------------------------------------------------------------------------------------------------------------------
Expense Reimbursement
and Other Reductions(2)               3.46%           6.36%         5.27%          2.84%         3.87%         2.63%
------------------------------------------------------------------------------------------------------------------------
Net Annual Operating Expenses         1.35%           1.25%         1.20%          1.25%         1.20%         1.15%
------------------------------------------------------------------------------------------------------------------------



                                                     CAPITAL                       VALUE        BASIC
FUND                                                 GROWTH       BLUE CHIP       EQUITY        VALUE        BALANCED
------------------------------------------------------------------------------------------------------------------------
Management Fees                                       0.85%         0.90%          0.80%         0.90%         0.80%
------------------------------------------------------------------------------------------------------------------------
Distribution Fees (12b-1)                             None          None           None          None          None
------------------------------------------------------------------------------------------------------------------------
Other Expenses(1)                                     2.29%         4.99%          1.87%         3.58%         1.73%
------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                    3.14%         5.89%          2.67%         4.48%         2.53%
------------------------------------------------------------------------------------------------------------------------
Expense Reimbursement and
Other Reductions(2)                                   1.99%         4.69%          1.57%         3.28%         1.43%
------------------------------------------------------------------------------------------------------------------------
Net Annual Operating Expenses                         1.15%         1.20%          1.10%         1.20%         1.10%
------------------------------------------------------------------------------------------------------------------------



(1) Each Fund pays operational expenses not assumed by the Manager. These expenses may include, among others, the following: fees for Fund accounting and Fund administration; fees related to the purchase, sale or loan of securities such as brokers' commissions; fees of independent accountants and legal counsel; expenses of preparing and printing shareholder annual and semi-annual reports; bank transaction charges; custodian fees and expenses; federal, state or local income or other taxes; independent Trustee compensation; SEC registration fees; and costs of Trustee and shareholder meetings.

(2) The Manager has currently agreed to reduce its fees or reimburse the Funds' expenses so that a Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of the average daily net assets ("operating expense limit"). The Manager is contractually obligated to continue this arrangement through April 30, 2004, unless the management agreement between the Manager and the Trust is terminated prior to such date. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, the Manager may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of the Manager's fee reduction/expense reimbursement is calculated after giving effect to expense reductions received through the Fund's participation in directed brokerage/commission recapture arrangements.

EXAMPLE


The following table is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the effect of the operating expense limit between the Manager and the Fund is only taken into account for the 1 year period, and the first year of the 3 year, 5 year and 10 year periods, as it will expire on April 30, 2004 unless renewed by the Manager and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


FUND NAME                         1 YEAR        3 YEARS          5 YEARS        10 YEARS
----------------------------------------------------------------------------------------------
Emerging Growth Equity            $  137        $ 1,136          $ 2,139        $  4,663
----------------------------------------------------------------------------------------------
Aggressive Growth                 $  127        $ 1,665          $ 3,124        $  6,451
----------------------------------------------------------------------------------------------
Capital Appreciation              $  122        $ 1,446          $ 2,731        $  5,781
----------------------------------------------------------------------------------------------
Equity Growth                     $  127        $   984          $ 1,856        $  4,106
----------------------------------------------------------------------------------------------
Diversified Mid-Cap               $  122        $ 1,174          $ 2,224        $  4,844
----------------------------------------------------------------------------------------------
Mid Cap Value                     $  117        $   912          $ 1,726        $  3,850
----------------------------------------------------------------------------------------------
Capital Growth                    $  117        $   782          $ 1,471        $  3,310
----------------------------------------------------------------------------------------------
Blue Chip                         $  122        $ 1,334          $ 2,525        $  5,409
----------------------------------------------------------------------------------------------
Value Equity                      $  112        $   680          $ 1,275        $  2,887
----------------------------------------------------------------------------------------------
Basic Value                       $  122        $ 1,057          $ 2,002        $  4,407
----------------------------------------------------------------------------------------------
Balanced                          $  112        $   651          $ 1,217        $  2,758
----------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUNDS

Some of the Funds are managed by Advisers which manage other mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Funds are not otherwise directly related to any other mutual funds. Consequently, the investment performance of other mutual funds and any similarly named mutual fund may differ substantially from that of the Funds.

INVESTMENT STRATEGIES


The Board may change the Funds' investment objectives without shareholder approval in accordance with applicable law.


All of the Funds, except the Balanced Fund, are considered "Equity Funds" because they invest primarily in equity securities. The return on an investment in any of these Funds will be based primarily on the risks and rewards relating to equity securities

Certain Funds have adopted a policy to invest under normal circumstances, at least 80% of their net assets (including borrowings for investment purposes) in a particular type of investment as shown in the chart below. Shareholders of these Funds will receive 60 days' notice prior to any change in such non-fundamental investment policies.


FUND                             INVESTMENT
-------------------------------------------------------------------------
Emerging Growth Equity           Equity securities

Equity Growth                    Equity securities

Value Equity                     Equity securities

Diversified Mid-Cap              Mid cap companies

Mid Cap Value                    Equity securities of mid cap companies

Blue Chip                        Equity securities of blue chip companies


The Capital Growth Fund will normally invest at least 90% of its net assets (including borrowings for investment purposes) in equity securities. Shareholders of this Fund will receive 60 days' notice prior to any change in this non-fundamental policy if such change will result in the Fund investing less than 80% of its net assets in equity securities. The Aggressive Growth Fund, Capital Appreciation Fund and Basic Value Fund will normally invest at least 65% of their assets in equity securities.

Except for the Diversified Mid-Cap Fund and Mid Cap Value Fund, all percentage limitations relating to the Funds' investment strategies are applied at the time a Fund acquires a security. Each of the Diversified Mid-Cap Fund's and Mid Cap Value Fund's percentage limitation relating to the Fund's mid cap investment strategy is based on its current market capitalization or its market capitalization at the time the Fund acquires a security.

The Balanced Fund is considered a "Balanced Fund" because its principal strategy is to invest in a mix of equity and debt securities. The Balanced Fund will normally invest at least 25% of its assets in equity securities and at least 25% in debt securities. The return on an investment in the Balanced Fund will be based on the risks and rewards relating to both equity and debt securities.

EQUITY SECURITIES

Each Fund invests in equity securities. There are various types of equity securities such as common stocks, preferred stocks, depositary receipts, rights and warrants. In addition, the Funds may treat debt instruments which are "convertible" into equity as equity securities (or as debt securities). However, it is expected that the Funds' equity investments will be primarily in common stocks.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company's profits (or losses). Common stocks also entitle the holder to share in any of the company's dividends. The value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company has made all required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or progress.

Other types of equity securities are generally subject to many of the same risks as common stocks.

The Funds may invest in equity securities of U.S. and foreign companies. Investments in foreign securities present special risks and other considerations. These are discussed under the heading "Foreign Securities."

SMALL CAP AND UNSEASONED COMPANIES


All of the Funds, to varying degrees, may invest in small cap companies. Small cap companies typically include companies whose market capitalization is similar to the market capitalizations of companies listed in the Russell 2000(R) Index. As of December 31, 2002, the largest company in the Russell 2000 Index had a market capitalization of $2.24 billion. The Emerging Growth Equity Fund and the Aggressive Growth Fund each may invest a substantial portion, or at times all, of their assets in small cap companies. Small or unseasoned (less than 3 years of operating history) companies are more likely not to survive or accomplish their goals than larger more established companies since they are often dependent upon fewer products and may have limited financial resources. As a result, the value of their stock could decline significantly.


Small or unseasoned companies often experience a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. In addition, the securities of small or unseasoned companies may not have wide marketability. This fact could cause a Fund to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Further, there may be less publicly available information about small or unseasoned companies. As a result, when making a decision to purchase a security for a Fund, an Adviser may not be aware of some problems associated with the company issuing the security. In addition, transaction costs for these investments are often higher than those of investments in larger capitalization companies. Investments in small cap companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

MID CAP COMPANIES

All of the Funds, to varying degrees, may invest in mid cap companies. Mid cap companies typically include companies whose market capitalization is similar to the market capitalizations of companies listed in the Standard & Poor's(R) MidCap 400 Index ("S&P(R) MidCap 400") or the Russell Midcap(R) Index. As of December 31, 2002, the market capitalizations of the largest companies in the S&P MidCap 400 and Russell Midcap Index were $7.3 billion and $10.3 billion, respectively. The Diversified Mid-Cap Fund and the Mid Cap Value Fund each will invest a substantial portion, or at times all, of their assets in mid cap companies. Mid cap companies are subject to the same risks as small cap companies, although to a lesser degree.

DEBT SECURITIES

Investments in debt securities are part of the Balanced Fund's principal investment strategy. The other Funds may have a portion of their assets invested in debt securities. Convertible debt securities may be considered equity or debt securities, and, in either event, they possess many of the attributes and risks of debt securities. A prospective investor in any of the Funds should be aware that the risks associated with investing in debt securities are that an issuer of debt securities may fail to repay interest and principal in a timely manner and that the prices of debt securities will decline if interest rates rise.


Debt securities can generally be classified into two categories as follows: (1) "investment grade" debt securities and (2) "below investment grade" debt securities (also known as "junk bonds"). Investment grade debt securities are those which are rated within the four highest rating categories of a nationally recognized rating organization (or if unrated, securities of comparable quality as determined by an Adviser). A discussion of several different ratings services appears in an Appendix to the SAI. Investment grade debt securities are considered to have less risk of issuer default than below investment grade debt securities. However, investment grade debt securities will generally have a lower yield than non-investment grade debt securities. Debt securities in the fourth highest rating category are viewed as having adequate capacity for payment of interest and repayment of principal, but do have speculative characteristics and involve a higher degree of risk than that associated with investments in debt securities in the three higher rating categories.


Money market instruments are short-term high quality debt securities. They are the highest investment grade quality and therefore carry the lowest risk of issuer default. Some common types of money market instruments include U.S. Treasury bills and notes, commercial paper, banker's acceptances and negotiable certificates of deposit. All of the Funds may invest in money market instruments and other types of debt securities as a cash reserve.

Debt securities that are rated below the four highest categories (or unrated securities of comparable quality determined by an Adviser) are known as "junk bonds." Junk bonds are considered to be of poor standing and predominantly speculative. Junk bonds are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, they present considerable risk of issuer default.

Junk bonds may be subject to substantial market fluctuations. They are also subject to greater risk of loss of income and principal than investment-grade securities. There may be less of a market for junk bonds and therefore they may be harder to sell at a desirable price.

FOREIGN SECURITIES

All of the Funds may invest in foreign securities to varying degrees, as specified in the Fund Summaries. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as depositary receipts and New York Shares. Depositary receipts are generally certificates issued by a domestic or foreign bank or trust company and represent the right to receive securities of a non-U.S. issuer deposited in a domestic bank or a non-U.S. branch of a U.S. bank. Like depositary receipts, New York shares are normally listed on U.S. exchanges and represent share capital of a foreign issuer in circulation in the U.S. However, New York shares differ from depositary receipts in that they allow a non-U.S. issuer the means to have a portion of its capital outstanding in the U.S. and a portion outstanding in the issuer's home market. New York shares are issued by a U.S. transfer agent and registrar on behalf of the non-U.S. issuer.

Even with respect to U.S. issuers, such issuers may have substantial non-U.S. activities, and thus, face similar risks as foreign issuers. Conversely, certain foreign issuers may also have significant U.S. activities and may face the same risks as U.S. issuers with regard to those activities.

Foreign equity and debt securities generally have the same risk characteristics as U.S. equity and debt securities. However, they also present a number of additional risks and considerations that are not associated with U.S. investments. For example, investments in foreign securities may subject a Fund to the adverse political or economic conditions of the foreign country. These risks increase in the case of "emerging market" countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay a Fund from selling its investments and taking money out of the country. Foreign investments may also be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations. In addition, foreign securities may not be as liquid as U.S. securities which could result in a Fund being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies. Investments in foreign securities may cause a Fund to lose money when converting investments from foreign currencies into U.S. dollars due to unfavorable currency exchange rates. In addition, there may be higher brokerage commissions and custodial costs incurred by investing in foreign securities.

DERIVATIVES

Each Fund may, but is not required to, use derivatives to hedge investments and potential investments, manage risks, or to manage interest or currency-sensitive assets. Derivatives are financial instruments designed to achieve a particular economic result when the price of an underlying security, index, interest rate, commodity, or other financial instrument changes. However, hedging techniques may not always be available to the Funds; and it may not always be feasible for a Fund to use hedging techniques even when they are available. Each Fund may also enter into certain derivative transactions to enhance total return. For example, each Fund may, in lieu of purchasing the underlying assets, enter into futures contracts on stock indices or options on such futures contracts. Derivatives can subject a Fund to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options, and swaps.

Forward contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are "marked to market" daily.

Options differ from forwards and futures in that the buyer of the option has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (depending on the type of option) the underlying security, prior to the expiration date of the option at the buyer's demand.

Caps and floors are specialized options which enable floating-rate borrowers and lenders, for a fee, to reduce their exposure to interest rate swings.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties.

Derivatives involve special risks that could result in loss. These risks include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that successful use of these strategies depend on the ability to predict pertinent market movements; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; and (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited). In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and presents even greater risk of loss when these instruments are leveraged.

TEMPORARY DEFENSIVE STRATEGIES

Each Fund may take temporary defensive positions that depart from its principal investment strategies in response to adverse market, economic, political or other conditions. During these times, a Fund may not be actively pursuing its investment goals, may not achieve its investment objective and may have up to 100% of its assets invested in preferred stocks, investment-grade debt instruments, short-term debt securities, money market instruments, or cash.

OTHER INVESTMENT RISKS

This prospectus describes the main risks an investor faces in any of the Funds. It is important to keep in mind one of the main principles of investing: the higher the risk of losing your money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward. Risk tolerances vary among investors.

LIQUIDITY RISK


In addition to the primary risks identified in the Fund summaries, all of the Funds are subject to liquidity risk. This is the risk that a Fund will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.


PORTFOLIO TURNOVER

Consistent with their respective investment policies, the Emerging Growth Equity Fund, the Aggressive Growth Fund, the Equity Growth Fund, the Diversified Mid-Cap Fund, the Mid Cap Value Fund and the Balanced Fund may each engage in active trading without regard to the effect on portfolio turnover. A high portfolio turnover rate (e.g., 100% or more per year) increases a Fund's transaction costs, which could adversely impact the Fund's performance.

MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES

The Board is responsible for overseeing all operations of the Funds, including retaining and supervising the performance of the Manager.

INVESTMENT MANAGER

LSA Asset Management LLC, the Manager, located at 3100 Sanders Road, Suite M2A, Northbrook, Illinois, 60062, is each Fund's investment adviser. The Manager is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"). The Manager was organized in the state of Delaware in 1999 as a limited liability company, and is registered with the SEC as an investment adviser. The Trust is the only investment company currently managed by the Manager. The Manager has served as investment adviser to the Trust since 1999. Allstate Life, organized in 1957 as a stock life insurance company in the state of Illinois, has established a record of financial strength that has consistently resulted in superior ratings. A.M. Best Company assigns an A+ (Superior) to Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service, Inc. assigns an Aa2 (Excellent) financial strength rating to Allstate Life.


The Manager is entitled to receive from each Fund a management fee, payable monthly, at the annual rate as a percentage of average daily net assets of the Fund set forth in the table of fees and expenses included in the FUND SUMMARIES section. The Manager has currently agreed to reduce its fees or reimburse the Funds for expenses above certain limits. Currently, this limit is set so that a Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets ("operating expense limit"). The Manager is contractually obligated to continue this arrangement through April 30, 2004, unless the management agreement between the Manager and the Trust is terminated prior to such date. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, the Manager may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit.

For the fiscal year ended December 31, 2002, as a result of fee waivers the Manager did not receive Management fees from any Fund.


The Manager has overall responsibility for providing investment advisory and related services to the Funds, including responsibility for selecting Advisers to carry out the day-to-day investment management of the Funds. The Manager will review and monitor the performance of each Fund for purposes of considering whether changes should be made in regard to a Fund's investment strategies as well as whether a change in the Adviser to a Fund is warranted. The Manager will also monitor the Funds for compliance purposes and will instruct, when appropriate, each of the Advisers as to its compliance duties for its respective Fund.

The Manager considers various factors in selecting the Advisers, including:

- level of knowledge and skill

- performance as compared to a peer group of other advisers or to an appropriate index

- consistency of performance

- adherence to investment style and Fund objectives

- employees, facilities and financial strength

- quality of service

- how the Adviser's investment style complements other selected Advisers' investment styles.

Two or more Advisers may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Adviser, the Manager may change each Adviser's allocation of Fund assets from time to time, often based upon the results of the Manager's evaluations of the Advisers.


The Manager compensates the Advisers from the management fee it receives or its own resources. No additional management fees are paid by the Funds to the Advisers.


THE ADVISERS

The Advisers make the day-to-day decisions to buy and sell specific securities for a Fund. Each Adviser manages a Fund's investments according to the Fund's investment objective and strategies.

The Funds and the Manager have received an order from the SEC which permits the Manager to hire and fire Advisers or change the terms of their advisory agreements without obtaining shareholder approval. The Manager has ultimate responsibility to oversee the Advisers and their hiring, termination and replacement.

ADVISER TO THE EMERGING GROWTH EQUITY FUND


RS INVESTMENT MANAGEMENT, L.P. ("RSIM"), 388 Market Street, Suite 1700,
San Francisco, California 94111, is the Adviser to the Emerging Growth Equity Fund. RSIM commenced operations in March 1981 and had $4.3 billion in assets under management as of December 31, 2002. RSIM is a wholly owned subsidiary of RS Investment Management Co. LLC, a Delaware limited liability company.
James L. Callinan has managed the Emerging Growth Equity Fund since its inception in October 1999. Mr. Callinan also serves as portfolio manager of the RS Emerging Growth Fund. From 1986 until June 1996, Mr. Callinan was employed by Putnam Investments, where, beginning in June 1994, he served as portfolio manager of the Putnam OTC Emerging Growth Equity Fund.


ADVISER TO THE AGGRESSIVE GROWTH FUND AND THE MID CAP VALUE FUND


VAN KAMPEN ASSET MANAGEMENT INC., 1 Parkview Plaza, PO Box 5555, Oakbrook Terrace, Illinois, 60181-5555, is the Adviser to the Aggressive Growth Fund and the Mid Cap Value Fund. The Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company with more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios, and has more than $68.4 billion under management or supervision as of December 31, 2002. Van Kampen Investments' more than 50 open-end, more than 30 closed-end funds and more than 2700 unit investment trusts are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly-owned subsidiary of Morgan Stanley.

The Aggressive Growth Fund is managed by the Adviser's Multi-Cap Growth team. The team is made up of established investment professionals. Current members of the team include Gary M. Lewis, a Managing Director of the Adviser, Dudley Brickhouse, an Executive Director of the Adviser, Janet Luby, an Executive Director of the Adviser, David Walker, an Executive Director of the Adviser, Matthew Hart, a Vice President of the Adviser, and Scott Miller, an Associate of the Adviser.

The Mid Cap Value Fund is managed by the Adviser's Equity Income team. The team is made up of established investment professionals. Current members of the team include James A. Gilligan, Managing Director of the Adviser, Thomas Bastian, Vice President of the Adviser, Sergio Marcheli, Vice

President of the Adviser, James O. Roeder, Vice President of the Adviser, and Vincent E. Vizachero, an Associate of the Adviser.


ADVISER TO THE CAPITAL APPRECIATION FUND


JANUS CAPITAL MANAGEMENT LLC ("JANUS"), 100 Fillmore Street, Denver, Colorado 80206-4928, is the Adviser to the Capital Appreciation Fund and is responsible for the day-to-day management of its investment portfolio. Janus, or its predecessor, began serving as an investment adviser in 1969 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus is a subsidiary of Janus Capital Group, Inc., which owns approximately 92% of the member interests of Janus. As of December 31, 2002, Janus had approximately $138 billion under management.
Ed Keely, CFA, has been the Portfolio Manager of the Capital Appreciation Fund since its inception in August 2001. Mr. Keely, Vice President and Portfolio Manager, joined Janus in 1998 and manages other Janus funds and various institutional separate accounts in the aggressive growth discipline. Before joining Janus, Mr. Keely was Senior Vice President of Investments at Founders Funds, where he was also the portfolio manager of Founders Growth Fund from 1994 to 1998.


ADVISER TO THE EQUITY GROWTH FUND


MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, is the adviser to the Equity Growth Fund. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSIM is a direct subsidiary of Morgan Stanley and does business in certain instances (including its role as Adviser to the Equity Growth Fund) under the name "Van Kampen." The portfolio is managed by the Adviser's Large Cap Growth Team. Current members of the team include William S. Auslander, Managing Director, and Jeffrey S. Alvino, Executive Director.


ADVISER TO THE DIVERSIFIED MID-CAP FUND


FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), 82 Devonshire Street, Boston, Massachusetts, 02109, is the Adviser to the Diversified Mid-Cap Fund. In addition, FMR Co., Inc. ("FMRC") serves as sub-adviser to the Fund. FMRC will be primarily responsible for choosing investments for the Fund. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2002, FMR and its affiliate, FMRC, had approximately $557.4 billion in discretionary assets under management. Robert Macdonald is the Portfolio Manager and is responsible for the day-to-day management of the Fund. Mr. Macdonald, Senior Vice President and Portfolio Manager, has been associated with FMR since 1985, and has managed the Diversified Mid-Cap Fund since its inception in August 2001.


ADVISER TO THE CAPITAL GROWTH FUND


GOLDMAN SACHS ASSET MANAGEMENT, L.P. ("GSAM"), 32 Old Slip, New York, New York 10005, serves as the Adviser to the LSA Capital Growth Fund. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co. ("Goldman Sachs"), served as the Adviser. On or about April 26, 2003, GSAM assumed Goldman Sachs' subadvisory responsibilities for the Fund. GSAM has been registered as an investment adviser since 1990 and provides a wide range of fully discretionary investment advisory services including quantitatively driven and actively managed U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products, and money market portfolios. As of December 31, 2002, GSAM, along with other units of IMD, had assets under management of approximately $329.6 billion.

The 23-person portfolio management team operates as an Investment Committee, of which all portfolio managers/research analysts are members. Investment decisions involve the entire team of investment professionals, who challenge and question new investment ideas. The portfolio management team is led by Herbert E. Ehlers, Steven M. Barry, Gregory H. Ekizian, and David G. Shell. Mr. Ehlers, Managing Director/Partner and Chief Investment Officer, joined GSAM with the acquisition of Liberty Investment Management, Inc. ("Liberty") in January 1997. Mr. Barry, Co-Chief Investment Officer and Senior Portfolio Manager, was a portfolio manager at Alliance Capital Management prior to his joining GSAM in June 1999. Messrs. Ekizian and Shell, Co-Chief Investment Officers and Senior Portfolio Managers, both joined GSAM with the acquisition of Liberty in January 1997.


ADVISER TO THE BLUE CHIP FUND AND THE BASIC VALUE FUND


A I M CAPITAL MANAGEMENT, INC., 11 Greenway Plaza, Suite 100, Houston, Texas, 77046-1173, serves as the Adviser to the Blue Chip Fund and the Basic Value Fund. The Adviser has acted as an investment adviser since its organization in 1986 and together with its parent, A I M Advisers, Inc. currently advises or manages over 190 investment portfolios, encompassing a broad range of investment objectives. The Adviser uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the Blue Chip Fund's portfolio are Portfolio Manager Kirk L. Anderson and Senior Portfolio Manager Monika H. Degan. Mr. Anderson has been associated with the Adviser and/or its affiliates since 1994 and Ms. Degan has been associated with the Adviser and/or its affiliates since 1995. Ms. Degan has managed the Fund since its inception in August 2001. Mr. Anderson has managed the Fund since May 1, 2003.

The individual members of the team who are primarily responsible for the day-to-day management of the Basic Value Fund's portfolio are Portfolio Managers
R. Canon Coleman II, Matthew W. Seinsheimer and Michael J. Simon, and Senior Portfolio Manager Bret W. Stanley. Mr. Coleman has been associated with the Adviser and/or its affiliates since 1999. From 1997 to 1999 he was a full-time student and from 1993 to 1997 he worked as a CPA with Deloitte and Touche.
Mr. Seinsheimer has been associated with the Adviser and/or its affiliates since 1998. From 1995 to 1998, he was a portfolio manager for American Indemnity Company. Mr. Simon has been associated with the Adviser and/or its affiliates since August 2001. From 1996 to 2001, he was an equity analyst and portfolio manager with Luther King Capital Management. Mr. Stanley has been associated with the Adviser and/or its affiliates since 1998. From 1994 to 1998, he was vice president and portfolio manager with Van Kampen American Capital Asset Management, Inc. Messrs. Seinsheimer and Stanley have managed the Basic Value Fund since its inception in August 2001. Mr. Simon has managed the Fund since January 2002, and Mr. Coleman has managed the Fund since May 2003.


ADVISER TO THE VALUE EQUITY FUND

SALOMON BROTHERS ASSET MANAGEMENT INC ("SaBAM"), 399 Park Avenue, New York, New York 10022, is the Adviser to the Value Equity Fund. SaBAM is an indirect wholly owned subsidiary of Citigroup, Inc. SaBAM has been a registered investment adviser since 1988 and currently has $32.6 billion in assets under management. John B. Cunningham, a Vice President of SaBAM from 1995-1998, a Director of SaBAM from 1998-2001, and a Managing Director of SaBAM since 2001, has had primary responsibility for the day-to-day management of the Value Equity Fund since its inception in October 1999. Prior to 1995, Mr. Cunningham was an Associate in the Investment Banking Group of Salomon Brothers, Inc.

ADVISER TO THE BALANCED FUND

OPCAP ADVISORS LLC ("OPCAP"), 1345 Avenue of the Americas, 48th Floor, New York, New York 10105, is the Adviser to the Balanced Fund. OpCap is wholly-owned by Oppenheimer Capital, LLC, which is wholly-owned by Allianz Dresdner Asset Management U. S. Equities LLC, a wholly-owned subsidiary of Allianz Dresdner Asset Managemnt of America L.P. ("ADAM"). The general partner of ADAM is Allianz-PacLife Partners LLC. Allianz AG has majority ownership of, and controls, ADAM and its subsidiaries, including Oppenheimer Capital LLC and OpCap. Colin Glinsman has been the Portfolio Manager for the Balanced Fund since its inception in October 1999. Mr. Glinsman is the Chief Investment Officer and a Managing Director of OpCap and has been with OpCap since 1989.

                     (This page intentionally left blank.)

PRICING OF FUND SHARES

NET ASSET VALUE


Each Fund's per share price (also known as "net asset value" or "NAV") is determined as of the close of regular trading (normally 4:00 p.m., Eastern Time) every day that the New York Stock Exchange ("NYSE") is open for business. If the NYSE closes at any other time, or if an emergency exists, the time at which the NAV is calculated may differ. Each Fund calculates the price per share based on the values of the securities it owns. The price per share is calculated separately for each Fund by dividing the value of a Fund's assets, minus all liabilities, by the number of the Fund's outstanding shares.

A Fund's investments are valued based on market value or on fair value if no market value is readily available or if an event occurs which may materially affect the value of a security. Fair value is determined under guidelines set by the Board. All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of "amortized" cost.

Each Fund may purchase securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares; therefore, the value of the securities held by the Funds may change on days when shareholders will not be able to purchase or redeem the Funds' shares.


PURCHASING AND REDEEMING SHARES

The per share price received will be the price next determined after a Fund receives and accepts a purchase or redemption order. Payments for redemptions generally will be made no later than seven days after receipt of a redemption request, and generally on the date of receipt.

You may direct the purchase or redemption of shares of the Funds only in connection with your ownership of variable annuity contracts or variable life insurance policies offered through insurance company separate accounts. You may not place orders directly with the Funds. You should refer to the product prospectus describing your particular variable insurance contract for information on how to select specific Funds as underlying investment options for your contract and how to redeem monies from the Funds.

Orders received by the Funds are effected only on days when the NYSE is open for trading ("Business Days"). The insurance company separate accounts purchase and redeem shares of each Fund at the Fund's net asset value per share calculated as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), although purchases and redemptions may be executed the next morning. Redemption proceeds paid by wire transfer will normally be wired in federal funds on the next Business Day after the Fund receives actual notice of the redemption order, but may be paid within three Business Days after receipt of actual notice of the order (or longer as permitted by the SEC). The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In addition, each Fund reserves the right to suspend the offering of its shares for any period of time, and reserves the right to reject any specific purchase order. The Funds do not assess any fees when they sell or redeem their shares.

EXCESSIVE TRADING


Short-term or excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing Fund expenses. Accordingly, a Fund may reject any purchase orders, particularly from market timers or investors who, in the Manager's or a Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Fund. For these purposes, the Manager or a Fund may consider an investor's trading history (including accounts under common ownership or control) in that Fund or any other Fund offered by the Trust. The Trust also reserves the right to institute, at any time in its sole discretion, a policy that would delay exchanges between or among one or more Funds on a delayed basis in accordance with the terms of such policy. The Trust will provide shareholders with written notice prior to implementation of such a policy.


TRANSFERS

The separate account issuing your variable insurance contract may transfer assets between the Funds consistent with its timely receipt of all information necessary to process transfer requests. The Funds reserve the right to limit or terminate these transfer privileges at any time.

ADDITIONAL FUND INFORMATION

TAX INFORMATION

Shares of the Funds are owned for federal tax purposes by life insurance company separate accounts established in connection with variable contracts, not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning contracts and receiving distributions or other contract related payments. Each Fund intends to comply with the federal tax diversification and other federal tax requirements with which it must comply in order for variable contracts to qualify for the tax treatment described in the applicable variable contract prospectus. A Fund's failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that Fund to be subject to current taxation on all income on the contract, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund intends to distribute substantially all of its income and capital gains each year. All dividend and capital gain distributions will automatically be reinvested in additional shares of the Funds.

CUSTODIAN, TRANSFER AGENT, FUND ACCOUNTANT AND ADMINISTRATOR

Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116 is the custodian, transfer agent, fund accountant and administrator.

PERFORMANCE

From time to time, the Funds may advertise total return and yield figures. Total return includes both past dividend income plus realized and unrealized capital appreciation (or depreciation). Yield is a measure of past dividend income. Total return and yield should not be used to predict the future performance of a Fund. Total returns and yields are presented net of the Funds' operating expenses. Fund performance information does not reflect any fees or charges imposed under a variable insurance contract.

CONFLICT MONITORING


The Funds do not currently foresee any disadvantages to contract owners arising from the fact that Fund shares are offered to both variable annuity and variable life insurance separate accounts. The Board monitors events to ensure that there are no material irreconcilable differences between or among contract owners. If such a conflict should arise, one or more separate accounts may be required to withdraw their investments in one or more Funds. This could possibly force such Funds to sell portfolio securities at unfavorable prices.

FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Trust's Annual Report, which is available upon request.

                                                     Additional Fund Information

LSA VARIABLE SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          EMERGING GROWTH EQUITY FUND
                                                            ---------------------------------------------------------
                                                             YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                2002           2001           2000          1999(a)
                                                            ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    8.14      $    9.89      $   17.49      $   10.00
                                                             ---------      ---------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                  (0.07)         (0.09)         (0.16)+        (0.03)
   Net realized and unrealized gain (loss)                       (3.34)         (1.66)         (5.06)          7.52
                                                             ---------      ---------      ---------      ---------
     Total from investment operations                            (3.41)         (1.75)         (5.22)          7.49
                                                             ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized capital gains                                   -          (0.00)(b)      (2.38)             -
                                                             ---------      ---------      ---------      ---------
     Total distributions                                             -          (0.00)         (2.38)             -
                                                             ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                               $    4.73      $    8.14      $    9.89      $   17.49
                                                             =========      =========      =========      =========
TOTAL RETURN                                                    (41.89)%       (17.84)%       (30.13)%        74.90%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                       $   4,788      $   7,424      $   8,715      $   9,119
     Net expenses to average daily net assets                     1.35%          1.35%          1.35%          1.35%**
     Net investment loss to average daily net assets             (1.27)%        (1.07)%        (0.96)%        (1.04)%**
     Portfolio turnover rate                                       176%           137%           152%            47%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio
      of net expenses and net investment income
      (loss) to average net assets would have been:
        Expenses                                                  4.81%          4.10%          3.29%          3.96%**
        Net investment loss                                      (4.73)%        (3.82)%        (2.90)%        (3.65)%**

(a)  Fund commenced operations on October 1, 1999.
(b)  Distributions from net realized cap gains were less than $0.01 per share.
*    Not annualized.
**   Annualized.
+    Calculated using average shares outstanding throughout the period.

                                                                             AGGRESSIVE GROWTH FUND
                                                                        -------------------------------
                                                                          YEAR ENDED      PERIOD ENDED
                                                                         DECEMBER 31,      DECEMBER 31,
                                                                             2002            2001(a)
                                                                         ------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $    9.37         $   10.00
                                                                          ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                               (0.04)            (0.03)+
   Net realized and unrealized gain (loss)                                    (2.92)            (0.60)
                                                                          ---------         ---------
     Total from investment operations                                         (2.96)            (0.63)
                                                                          ---------         ---------
NET ASSET VALUE, END OF PERIOD                                            $    6.41         $    9.37
                                                                          =========         =========
TOTAL RETURN                                                                 (31.59)%           (6.30)%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                                    $   4,197         $   2,534
     Net expenses to average daily net assets                                  1.25%             1.25%**
     Net investment loss to average daily net assets                          (0.84)%           (0.84)%**
     Portfolio turnover rate                                                    244%              101%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio
      of net expenses and net investment income
      (loss) to average net assets would have been:
        Expenses                                                               7.61%             8.60%**
        Net investment loss                                                   (7.20)%           (8.19)%**

(a)  Fund commenced operations on August 14, 2001.
*    Not annualized.
**   Annualized.
+    Calculated using average shares outstanding throughout the period.

                                                                           CAPITAL APPRECIATION FUND
                                                                        -------------------------------
                                                                          YEAR ENDED      PERIOD ENDED
                                                                         DECEMBER 31,      DECEMBER 31,
                                                                             2002            2001(a)
                                                                         ------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $    9.84         $   10.00
                                                                          ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                               (0.05)            (0.02)+
   Net realized and unrealized gain (loss)                                    (2.77)            (0.14)
                                                                          ---------         ---------
     Total from investment operations                                         (2.82)            (0.16)
                                                                          ---------         ---------
NET ASSET VALUE, END OF PERIOD                                            $    7.02         $    9.84
                                                                          =========         =========
TOTAL RETURN                                                                 (28.66)%           (1.60)%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                                    $   3,224         $   3,046
     Net expenses to average daily net assets                                  1.20%             1.20%**
     Net investment loss to average daily net assets                          (0.74)%           (0.66)%**
     Portfolio turnover rate                                                     69%               17%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio
      of net expenses and net investment income
      (loss) to average net assets would have been:
        Expenses                                                               6.47%             6.87%**
        Net investment loss                                                   (6.01)%           (6.33)%**

(a)  Fund commenced operations on August 14, 2001.
*    Not annualized.
**   Annualized.
+    Calculated using average shares outstanding throughout the period.

                                                                              EQUITY GROWTH FUND
                                                            ---------------------------------------------------------
                                                             YEAR ENDED     YEAR ENDED     YEAR ENDED   PERIOD ENDED
                                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                2002          2001           2000          1999(a)
                                                            ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    8.62      $   10.20      $   12.07      $   10.00
                                                             ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                  (0.02)         (0.04)         (0.06)+        (0.01)
   Net realized and unrealized gain (loss)                       (2.55)         (1.53)         (1.36)          2.08
                                                             ---------      ---------      ---------      ---------
     Total from investment operations                            (2.57)         (1.57)         (1.42)          2.07
                                                             ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized capital gains                                   -          (0.01)         (0.45)             -
                                                             ---------      ---------      ---------      ---------
     Total distributions                                             -          (0.01)         (0.45)             -
                                                             ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                               $    6.05      $    8.62      $   10.20      $   12.07
                                                             =========      =========      =========      =========
TOTAL RETURN                                                    (29.81)%       (15.44)%       (11.82)%        20.70%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                       $   5,740      $   7,555      $   7,646      $   6,564
     Net expenses to average daily net assets                     1.25%          1.25%          1.25%          1.25%**
     Net investment loss to average daily net assets             (0.25)%        (0.45)%        (0.50)%        (0.36)%**
     Portfolio turnover rate                                       189%           103%            87%            26%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio
      of net expenses and net investment income
      (loss) to average net assets would have been:
        Expenses                                                  4.09%          3.90%          3.68%          4.54%**
        Net investment loss                                      (3.09)%        (3.10)%        (2.93)%        (3.65)%**

(a)  Fund commenced operations on October 1, 1999.
*    Not annualized.
**   Annualized.
+    Calculated using average shares outstanding during the period.

                                                                           DIVERSIFIED MID-CAP FUND
                                                                        -------------------------------
                                                                          YEAR ENDED      PERIOD ENDED
                                                                         DECEMBER 31,      DECEMBER 31,
                                                                            2002             2001(a)
                                                                         ------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $   10.04         $   10.00
                                                                          ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                                0.01              0.01+
   Net realized and unrealized gain (loss)                                    (1.94)             0.04
                                                                          ---------         ---------
     Total from investment operations                                         (1.93)             0.05
                                                                          ---------         ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                 (0.01)            (0.01)
                                                                          ---------         ---------
     Total distributions                                                      (0.01)            (0.01)
                                                                          ---------         ---------
NET ASSET VALUE, END OF PERIOD                                            $    8.10         $   10.04
                                                                          =========         =========
TOTAL RETURN                                                                 (19.25)%            0.47%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                                    $   5,537         $   3,261
     Net expenses to average daily net assets                                  1.20%             1.20%**
     Net investment income to average daily net assets                         0.13%             0.14%**
     Portfolio turnover rate                                                    126%               45%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio
      of net expenses and net investment income
      (loss) to average net assets would have been:
        Expenses                                                               5.07%             7.19%**
        Net investment loss                                                   (3.74)%           (5.85)%**

(a)  Fund commenced operations on August 14, 2001.
*    Not annualized.
**   Annualized.
+    Calculated using average shares outstanding during the period.

                                                                              MID CAP VALUE FUND
                                                                        -------------------------------
                                                                          YEAR ENDED      PERIOD ENDED
                                                                         DECEMBER 31,      DECEMBER 31,
                                                                            2002             2001(a)
                                                                         ------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $   10.67         $   10.00
                                                                          ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                                0.02              0.04+
   Net realized and unrealized gain (loss)                                    (0.82)             0.67
                                                                          ---------         ---------
     Total from investment operations                                         (0.80)             0.71
                                                                          ---------         ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                 (0.02)            (0.04)
                                                                          ---------         ---------
     Total distributions                                                      (0.02)            (0.04)
                                                                          ---------         ---------
NET ASSET VALUE, END OF PERIOD                                            $    9.85         $   10.67
                                                                          =========         =========
TOTAL RETURN                                                                  (7.49)%            7.07%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                                    $  10,630         $   2,807
     Net expenses to average daily net assets                                  1.15%             1.15%**
     Net investment income to average daily net assets                         0.36%             1.01%**
     Portfolio turnover rate                                                     70%               33%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio
      of net expenses and net investment income
      (loss) to average net assets would have been:
        Expenses                                                               3.78%             7.18%**
        Net investment loss                                                   (2.27)%           (5.02)%**

(a)  Fund commenced operations on August 14, 2001.
*    Not annualized.
**   Annualized.
+    Calculated using average shares outstanding during the period.

                                                                              CAPITAL GROWTH FUND
                                                            ---------------------------------------------------------
                                                             YEAR ENDED     YEAR ENDED     YEAR ENDED   PERIOD ENDED
                                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                2002          2001           2000          1999(a)
                                                            ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    9.13      $   10.66      $   12.07      $   10.00
                                                             ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                   0.00(b)       (0.00)(b)      (0.01)         (0.00)(b)
   Net realized and unrealized gain (loss)                       (2.22)         (1.53)         (1.00)          2.08
                                                             ---------      ---------      ---------      ---------
     Total from investment operations                            (2.22)         (1.53)         (1.01)          2.08
                                                             ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                    (0.00)(d)          -              -              -
   From net realized capital gains                                   -          (0.00)(c)      (0.40)         (0.01)
                                                             ---------      ---------      ---------      ---------
     Total distributions                                         (0.00)         (0.00)         (0.40)         (0.01)
                                                             ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                               $    6.91      $    9.13      $   10.66      $   12.07
                                                             =========      =========      =========      =========
TOTAL RETURN                                                    (24.37)%       (14.26)%        (8.44)%        20.80%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                       $   8,270      $   8,649      $   8,458      $   6,384
     Net expenses to average daily net assets                     1.15%          1.15%          1.15%          1.15%**
     Net investment income (loss) to average daily
      net assets                                                  0.07%         (0.03)%        (0.11)%        (0.05)%**
     Portfolio turnover rate                                        23%            10%            35%            13%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio
      of net expenses and net investment income
      (loss) to average net assets would have been:
        Expenses                                                  3.14%          3.19%          3.50%          4.38%**
        Net investment loss                                      (1.92)%        (2.07)%        (2.46)%        (3.28)%**

(a)  Fund commenced operations on October 1, 1999.
(b)  Net investment income (loss) was less than $0.01 per share.
(c)  Distributions from net realized capital gains were less than $0.01 per share.
(d)  Distributions from net investment income were less than $0.01 per share.
*    Not annualized.
**   Annualized.

                                                                                 BLUE CHIP FUND
                                                                        -------------------------------
                                                                          YEAR ENDED      PERIOD ENDED
                                                                         DECEMBER 31,      DECEMBER 31,
                                                                             2002            2001(a)
                                                                         ------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $    9.62         $   10.00
                                                                          ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                               (0.00)(b)         (0.01)+
   Net realized and unrealized gain (loss)                                    (2.52)            (0.37)
                                                                          ---------         ---------
     Total from investment operations                                         (2.52)            (0.38)
                                                                          ---------         ---------
NET ASSET VALUE, END OF PERIOD                                            $    7.10         $    9.62
                                                                          =========         =========
TOTAL RETURN                                                                 (26.20)%           (3.80)%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                                    $   4,531         $   2,617
     Net expenses to average daily net assets                                  1.20%             1.20%**
     Net investment loss to average daily net assets                          (0.06)%           (0.24)%**
     Portfolio turnover rate                                                     63%               14%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio
      of net expenses and net investment income
      (loss) to average net assets would have been:
        Expenses                                                               5.89%             7.69%**
        Net investment loss                                                   (4.75)%           (6.73)%**

(a)  Fund commenced operations on August 14, 2001.
(b)  Net investment loss was less than $0.01 per share.
*    Not Annualized.
**   Annualized.
+    Calculated using average shares outstanding throughout the period.

                                                                               VALUE EQUITY FUND
                                                            ---------------------------------------------------------
                                                             YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                2002           2001          2000          1999(a)
                                                            ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $   10.60      $   11.45      $   10.74      $   10.00
                                                             ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                   0.07           0.06           0.09           0.02
   Net realized and unrealized gain (loss)                       (2.42)         (0.60)          1.56           0.74
                                                             ---------      ---------      ---------      ---------
     Total from investment operations                            (2.35)         (0.54)          1.65           0.76
                                                             ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                        -          (0.06)         (0.08)         (0.02)
   From net realized capital gains                                   -          (0.25)         (0.86)             -
                                                             ---------      ---------      ---------      ---------
     Total distributions                                             -          (0.31)         (0.94)         (0.02)
                                                             ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                               $    8.25      $   10.60      $   11.45      $   10.74
                                                             =========      =========      =========      =========
TOTAL RETURN                                                    (22.17)%        (4.88)%        15.35%          7.56%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                       $  11,326      $  10,276      $   8,516      $   5,566
     Net expenses to average daily net assets                     1.10%          1.10%          1.10%          1.10%**
     Net investment income to average daily net assets            0.89%          0.54%          0.79%          0.64%**
     Portfolio turnover rate                                        42%            44%            74%            18%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio
      of net expenses and net investment income
      (loss) to average net assets would have been:
        Expenses                                                  2.67%          2.90%          3.69%          4.56%**
        Net investment loss                                      (0.68)%        (1.26)%        (1.80)%        (2.82)%**

(a)  Fund commenced operations on October 1, 1999.
*    Not Annualized.
**   Annualized.

                                                                               BASIC VALUE FUND
                                                                        -------------------------------
                                                                          YEAR ENDED      PERIOD ENDED
                                                                         DECEMBER 31,      DECEMBER 31,
                                                                             2002            2001(a)
                                                                         ------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $    9.63         $   10.00
                                                                          ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                               (0.00)(b)          0.00(b)+
   Net realized and unrealized gain (loss)                                    (2.09)            (0.37)
                                                                          ---------         ---------
     Total from investment operations                                         (2.09)            (0.37)
                                                                          ---------         ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                     -             (0.00)(c)
                                                                          ---------         ---------
     Total distributions                                                          -             (0.00)
                                                                          ---------         ---------
NET ASSET VALUE, END OF PERIOD                                            $    7.54         $    9.63
                                                                          =========         =========
TOTAL RETURN                                                                 (21.70)%           (3.69)%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                                    $   7,831         $   2,842
     Net expenses to average daily net assets                                  1.20%             1.20%**
     Net investment income (loss) to average daily net assets                 (0.00)%            0.03%**
     Portfolio turnover rate                                                     29%               11%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio
      of net expenses and net investment income
      (loss) to average net assets would have been:
        Expenses                                                               4.48%             7.40%**
        Net investment loss                                                   (3.28)%           (6.17)%**

(a)  Fund commenced operations on August 14, 2001.
(b)  Net investment income (loss) was less than $0.01 per share.
(c)  Distributions from net investment income were less than $0.01 per share.
*    Not Annualized.
**   Annualized.
+    Calculated using average shares outstanding during the period.

                                                                                 BALANCED FUND
                                                            ---------------------------------------------------------
                                                             YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                               2002          2001(a)         2000          1999(b)
                                                            ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    9.95      $   10.45      $   10.28      $   10.00
                                                             ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                   0.14           0.20           0.31+          0.06
   Net realized and unrealized gain (loss)                       (1.96)          0.04           0.60           0.28
                                                             ---------      ---------      ---------      ---------
     Total from investment operations                            (1.82)          0.24           0.91           0.34
                                                             ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                    (0.07)         (0.20)         (0.32)         (0.06)
   From net realized capital gains                               (0.04)         (0.54)         (0.42)         (0.00)(c)
                                                             ---------      ---------      ---------      ---------
     Total distributions                                         (0.11)         (0.74)         (0.74)         (0.06)
                                                             ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                               $    8.02      $    9.95      $   10.45      $   10.28
                                                             =========      =========      =========      =========
TOTAL RETURN                                                    (18.30)%         2.24%          8.88%          3.40%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                       $  14,136      $  10,640      $   7,789      $   5,248
     Net expenses to average daily net assets                     1.10%          1.10%          1.10%          1.10%**
     Net investment income to average daily net assets            2.00%          2.01%          3.01%          2.31%**
     Portfolio turnover rate                                        90%           118%           101%            35%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio
      of net expenses and net investment income
      (loss) to average net assets would have been:
        Expenses                                                  2.53%          2.95%          3.87%          4.60%**
        Net investment income (loss)                              0.57%          0.17%          0.24%         (1.19)%**

(a) The fund has adopted the provisions of the AICPA Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease of less than $0.01 in net investment income per share, an increase less than $0.01 in net realized and unrealized gains and losses per share, and a decrease in the ratio of net investment income from 2.02% to 2.01%. The periods prior to January 1, 2001 have not been restated to reflect the change in presentation.
(b)  Fund commenced operations on October 1, 1999.
(c)  Distributions from net realized capital gains were less than $0.01 per share.
*    Not Annualized.
**   Annualized.
+    Calculated using average share outstanding throughout the period.

STATEMENT OF ADDITIONAL INFORMATION

The SAI provides more detailed information about the Trust and the Funds and is legally considered to be a part of this prospectus. The Funds' annual and semi-annual reports provide additional information about the Funds' investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year. Copies of the SAI, the annual and semi-annual reports, and other information may be obtained, at no cost, by contacting 1-800-865-5237.

OTHER INFORMATION

Information about the Funds, including the SAI, can also be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. For a fee, text-only copies can be obtained by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also call (202) 942-8090. Additionally, reports and other information about the Trust and the Funds can be obtained on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Service marks and trademarks appearing throughout this prospectus are the marks of their respective owners.

Investment Company Act file no. 811-09379

LSA VARIABLE SERIES TRUST

LSA Variable Series Trust
3100 Sanders Road, Suite M2A
Northbrook, IL 60062                  Prospectus Dated May 1, 2003


The LSA Variable Series Trust (the "Trust") is a group of portfolios sold exclusively to separate accounts of life insurance companies, including Allstate Life Insurance Company and its insurance company subsidiaries. There are presently eleven such portfolios that are available for investment, three of which, the Equity Growth Fund (formerly, the Focused Equity Fund), the Diversified Mid-Cap Fund and the Capital Growth Fund (formerly, the Growth Equity Fund) (each a "Fund" and collectively the "Funds"), are described in this prospectus.

The information in this prospectus is of interest to anyone who owns or is considering purchasing a variable annuity or variable life contract issued by an insurance company separate account that makes the Funds available as underlying investment options to contract holders. This prospectus explains the investment objectives, risks and strategies of each Fund.

You should read this prospectus to help you decide whether the insurance company separate account that invests in a Fund is the right investment for you. You should keep this prospectus for future reference along with the prospectus for the insurance product which accompanies this prospectus.

The terms "you," "your" and "yours" refers to the contract holder as an investor in the insurance company separate accounts.

To learn more about the Funds and their investments, you may obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2003 (as amended from time to time). The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference, which means it is legally part of the prospectus. For a free copy contact your insurance company or call 1-800-755-5275.

Shares of Funds within the Trust are not deposits or other obligations of any financial institution, are not guaranteed by any financial institution, are not insured by the FDIC or any agency, and involve investment risks, including the possible loss of the principal amount invested.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING, INCLUDING INFORMATION ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST AND KEEP IT FOR FUTURE REFERENCE.

Table of Contents


TABLE OF CONTENTS

FUNDS AT A GLANCE                                        1
  General information about the Funds, the
  Manager, and the Advisers

FUND SUMMARIES                                           2
  For each Fund, the investment objective,
  Adviser, strategy, risks, who may want to
  invest, performance, and fees and expenses

  Equity Growth Fund
  Diversified Mid-Cap Fund
  Capital Growth Fund

MORE INFORMATION ABOUT THE FUNDS                        11

  The types of investment strategies that may be used by some or all of the Funds and additional information about investment risks

MANAGEMENT OF THE FUNDS                                 16

  General information about the organization and operations of the Funds, including details about the Adviser to each Fund

PRICING OF FUND SHARES                                  20

  Details on how each Fund's per share price
  (also known as "net asset value") is
  determined, general information on how a Fund's assets are valued and how to purchase and redeem shares

ADDITIONAL FUND INFORMATION                             22

  Taxes, income and capital gain distributions, service providers, financial highlights,
  Statement of Additional Information, annual reports

                                                               Funds at a Glance


FUNDS AT A GLANCE

THE TRUST

The LSA Variable Series Trust (the "Trust") is a group of eleven mutual fund portfolios managed by LSA Asset Management LLC (the "Manager"). This prospectus relates to the Equity Growth Fund, the Diversified Mid-Cap Fund and the Capital Growth Fund (each a "Fund" and collectively the "Funds").

THE MANAGER

The Manager is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Manager carefully selects other professional investment managers (each an "Adviser" and collectively the "Advisers") to carry out the day-to-day management of each Fund. The Manager receives a fee, payable monthly, based on a percentage of average net assets of the Funds.

THE ADVISERS

The Advisers are the professional investment managers who perform the day-to-day investing on behalf of the Funds subject to the general supervision of the Manager and the Trust's Board of Trustees (the "Board"). The fees of the Advisers are paid by the Manager, not the Funds. Each Adviser is a registered investment adviser with the SEC.

THE FUNDS

The Fund Summaries on the following pages briefly describe the objectives and principal investment strategies, the principal risks, the performance, and the fees and expenses of the Funds. Please read the section entitled "More Information About the Funds" for further information about the Funds' investment strategies and risks.

Each Fund's share price may fluctuate and you may lose money over the short or even long-term.

The following chart shows the Adviser to each Fund and each Fund's investment objective. The Board may change the investment objectives without a shareholder vote.


FUND                            ADVISER                 INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Equity Growth                   Van Kampen              Seeks long-term capital appreciation by investing primarily in growth
(formerly, Focused Equity)                              oriented equity securities of large capitalization companies.

Diversified Mid-Cap             Fidelity Management &   Seeks long-term growth of capital by investing in securities of companies
                                Research Company        with medium market capitalizations.

Capital Growth                  Goldman Sachs Asset     Seeks long-term growth of capital by investing in a diversified portfolio of
(formerly, Growth Equity)       Management, L.P.        equity securities. Prospectus

Fund Summaries


FUND SUMMARIES

EQUITY GROWTH FUND
(FORMERLY, FOCUSED EQUITY FUND)

ADVISED BY: VAN KAMPEN

INVESTMENT OBJECTIVE: The Equity Growth Fund seeks long-term capital appreciation by investing primarily in growth oriented equity securities of large capitalization companies.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Adviser focuses on companies believed to have strong earnings and free cash flow potential, and compelling business strategies. Valuation is considered generally in the context of prospects for sustainable earnings growth. The Adviser's focus on individual security selection may result in an emphasis on particular industry sectors. The Fund invests primarily in companies with market capitalizations of $10 billion or more but may also invest in smaller companies.

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities. The Fund may invest in securities of foreign companies, however, it presently does not anticipate investing more than 25% of its assets in foreign securities.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK

- LARGE CAP RISK

- GROWTH INVESTING RISK

- MANAGEMENT RISK

- FOREIGN SECURITIES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking long-term capital appreciation.

- You are willing to accept the above-average risks associated with investing in a portfolio of common stocks, which may include foreign stocks.

- You are willing to accept greater volatility in hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with broad-based indices (which, unlike the Fund, do not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.


[CHART]

TOTAL RETURN FOR EACH CALENDAR YEAR

2000    -11.82%
2001    -15.44%
2002    -29.81%

The best calendar quarter return during the periods shown above was 12.01% in the 1st quarter of 2000; the worst calendar quarter return was -18.53% in the 1st quarter of 2001.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                    SINCE FUND'S
                                              ONE YEAR               INCEPTION*
--------------------------------------------------------------------------------
Equity Growth Fund                               -29.81%                -13.17%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                        -27.88%                -16.54%
--------------------------------------------------------------------------------
S&P 500                                          -22.10%                 -9.72%
--------------------------------------------------------------------------------


* The Fund's inception date is October 1, 1999.

In the table above, the Fund's average annual total return for the periods shown is compared to the Russell 1000(R) Growth Index and the Standard & Poor's 500(SM) Composite Stock Price Index ("S&P 500(R)") which are unmanaged market capitalization-weighted indices. The Russell 1000 Growth Index is the Fund's benchmark index. Since the Fund is managed with a large cap growth style, its performance can be better evaluated by comparing it to the Russell 1000 Growth Index rather than the S&P 500. The Russell 1000 Growth Index includes the stocks of the Russell 1000 Index, an index of common stocks of the 1,000 largest U.S. companies measured by total market capitalization, with higher price-to-book ratios and higher forecasted growth values. The S&P 500, a widely recognized benchmark for large-cap U.S. stocks, includes common stocks of 500 major companies representing different sectors of the U.S. economy and accounts for nearly three quarters of the value of all U.S. stocks.

Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

DIVERSIFIED MID-CAP FUND

ADVISED BY: FIDELITY MANAGEMENT & RESEARCH COMPANY

INVESTMENT OBJECTIVE: The Diversified Mid-Cap Fund seeks long-term growth of capital by investing in securities of companies with medium market capitalizations.

PRINCIPAL INVESTMENT STRATEGIES: The Fund normally invests its assets primarily in a diversified portfolio of common stocks.

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in securities of companies with medium market capitalizations ("mid cap companies"). Although a universal definition of medium market capitalization does not exist, for the purpose of this Fund, the Adviser generally defines mid cap companies as those whose market capitalization is similar to the market capitalization of companies in the Standard & Poor's(R) MidCap 400 Index ("S&P(R) MidCap 400") or the Russell Midcap(R) Index. A company's market capitalization is based on either its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions. In addition, changes to the composition of each index can change the market capitalization range of companies in the index. The Fund may also invest in companies with smaller or larger market capitalizations.

The Adviser is not constrained by a particular investment style. At any given time, the Adviser may tend to buy "value" or "growth" stocks, or a combination of both types. In buying and selling securities for the Fund, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Factors considered include growth potential, earnings estimates and management.

The Fund may invest all of its assets in foreign securities; however, it presently does not anticipate investing more than 20% of its assets in these securities.

The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If the Adviser's strategies do not work as intended, the Fund may not achieve its objective.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK

- MID CAP RISK

- MANAGEMENT RISK

- FOREIGN SECURITIES RISK

- DERIVATIVES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking long-term capital growth.

- You are willing to accept the above-average risks associated with investing in the securities of mid-sized companies, which may include foreign companies.

- You are willing to accept greater volatility in hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with a broad-based index (which, unlike the Fund, does not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.

[CHART]

TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2002


2002    -19.25%


The best calendar quarter return during the period shown above was 4.75% in the 4th quarter of 2002; the worst calendar quarter return was -18.53% in the 3rd quarter of 2002.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                            SINCE FUND'S
                                                      ONE YEAR               INCEPTION*
----------------------------------------------------------------------------------------
Diversified Mid-Cap Fund                                 -19.25%                -14.03%
----------------------------------------------------------------------------------------
Russell Midcap Index                                     -16.19%                -11.69%
----------------------------------------------------------------------------------------


* The Fund's inception date is August 14, 2001.

In the table above, the Fund's average annual total return for the periods shown is compared to the Russell Midcap(R) Index. The Russell Midcap Index is an unmanaged market capitalization-weighted index that includes the 800 smallest companies in the Russell 1000(R) Index. The Russell 1000 Index is an index of common stocks of the 1,000 largest U.S. companies measured by total market capitalizations.

Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

CAPITAL GROWTH FUND
(FORMERLY, GROWTH EQUITY)

ADVISED BY:  GOLDMAN SACHS ASSET MANAGEMENT, L.P.

INVESTMENT OBJECTIVE: The Capital Growth Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests in a diversified portfolio of equity securities (mainly common stocks) of companies that the Adviser believes have long-term capital appreciation potential. The Adviser primarily seeks companies it believes to be strategically positioned for consistent long-term growth.

Under normal circumstances, the Fund invests at least 90% of its net assets (including borrowings for investment purposes) in equity securities. The Fund may invest up to 10% of its assets in foreign securities.

PRINCIPAL RISKS: The Fund is subject to the following risks:

- MARKET AND COMPANY RISK

- GROWTH INVESTING RISK

- MANAGEMENT RISK

- FOREIGN SECURITIES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking long-term capital appreciation.

- You are willing to accept the above-average risks associated with investing in a portfolio of common stocks, which may include foreign stocks.

- You are willing to accept greater volatility in the hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with a broad-based index (which, unlike the Fund, does not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.

[CHART]

TOTAL RETURN FOR EACH CALENDAR YEAR

2000     -8.44%
2001    -14.26%
2002    -24.37%

The best calendar quarter return during the periods shown above was 10.39% in the 4th quarter of 2001; the worst calendar quarter return was -16.36% in the 3rd quarter of 2001.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                           SINCE FUND'S
                                                     ONE YEAR               INCEPTION*
----------------------------------------------------------------------------------------
Capital Growth Fund                                     -24.37%                 -9.71%
----------------------------------------------------------------------------------------
S&P 500                                                 -22.10%                 -9.72%
----------------------------------------------------------------------------------------


* The Fund's inception date is October 1, 1999.

In the table above, the Fund's average annual total return for the periods shown is compared to the Standard & Poor's 500(SM) Composite Stock Price Index ("S&P 500(R)"). The S&P 500, a widely recognized benchmark for large-cap U.S. stocks, is an unmanaged market capitalization-weighted index that includes common stocks of 500 major companies representing different sectors of the U.S. economy and accounts for nearly three quarters of the value of all U.S. stocks.

Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

GENERAL RISKS

General risks associated with the Funds' principal investment policies and strategies are described below. The Funds to which each risk applies are listed in brackets following the description.

MARKET AND COMPANY RISK: The value of the securities in which the Fund invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company that issued the security. [ALL FUNDS]

MID CAP RISK: The stocks of mid cap companies (medium size companies in terms of market capitalization) often involve more risk and volatility than those of larger companies. There may be less publicly available information about mid cap companies than larger companies. During some periods, stocks of mid cap companies may underperform the stocks of small and large cap companies. [DIVERSIFIED MID-CAP FUND]

LARGE CAP RISK: During some periods, stocks of large cap companies (large companies in terms of market capitalization) may underperform the stocks of smaller cap companies. [EQUITY GROWTH FUND]

GROWTH INVESTING RISK: During some periods, growth stocks may underperform relative to other asset classes (for example, value stocks). [EQUITY GROWTH AND CAPITAL GROWTH FUNDS]

MANAGEMENT RISK: Poor stock selection may cause the Fund to underperform when compared to other funds with similar objectives. [ALL FUNDS]

FOREIGN SECURITIES RISK: The Fund's foreign investments may be subject to fluctuations in foreign currency values, adverse political or economic events, and greater market volatility and lower liquidity relative to U.S. investments. [ALL FUNDS]

DERIVATIVES RISK: Derivative instruments, such as futures contracts, involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets, risks of default by the other party to certain transactions, risks that the transactions may result in losses that partially or completely offset gains in portfolio positions, and risks that the transactions may not be liquid. [DIVERSIFIED MID-CAP FUND]

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. You should refer to the product prospectus describing your particular variable insurance contract for a description of insurance charges that may apply.

FEES PAID DIRECTLY FROM YOUR INVESTMENT: There are no fees or sales loads charged to your account when you buy or sell shares of the Funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):


                                                          EQUITY          DIVERSIFIED           CAPITAL
FUND                                                      GROWTH            MID-CAP             GROWTH
--------------------------------------------------------------------------------------------------------
Management Fees                                           0.95%               0.90%                0.85%
--------------------------------------------------------------------------------------------------------
Distribution Fees (12b-1)                                 None                None                 None
--------------------------------------------------------------------------------------------------------
Other Expenses(1)                                         3.14%               4.17%                2.29%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      4.09%               5.07%                3.14%
--------------------------------------------------------------------------------------------------------
Expense Reimbursement and Other Reductions(2)             2.84%               3.87%                1.99%
--------------------------------------------------------------------------------------------------------
Net Annual Operating Expenses                             1.25%               1.20%                1.15%
--------------------------------------------------------------------------------------------------------


(1) Each Fund pays operational expenses not assumed by the Manager. These expenses may include, among others, the following: fees for Fund accounting and Fund administration; fees related to the purchase, sale or loan of securities such as brokers' commissions; fees of independent accountants and legal counsel; expenses of preparing and printing shareholder annual and semi-annual reports; bank transaction charges; custodian fees and expenses; federal, state or local income or other taxes; independent Trustee compensation; SEC registration fees; and costs of Trustee and shareholder meetings.

(2) The Manager has currently agreed to reduce its fees or reimburse the Funds' expenses so that a Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of the average daily net assets ("operating expense limit"). The Manager is contractually obligated to continue this arrangement through April 30, 2004, unless the management agreement between the Manager and the Trust is terminated prior to such date. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, the Manager may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of the Manager's fee reduction/expense reimbursement is calculated after giving effect to expense reductions received through the Fund's participation in directed brokerage/commission recapture arrangements.

EXAMPLE

The following table is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the effect of the operating expense limit between the Manager and the Fund is only taken into account for the 1 year period, and the first year of the 3 year, 5 year and 10 year periods, as it will expire on April 30, 2004 unless renewed by the Manager and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


FUND NAME                                      1 YEAR             3 YEARS             5 YEARS             10 YEARS
------------------------------------------------------------------------------------------------------------------
Equity Growth                                  $ 127              $   984             $ 1,856              $ 4,106
------------------------------------------------------------------------------------------------------------------
Diversified Mid-Cap                            $ 122              $ 1,174             $ 2,224              $ 4,844
------------------------------------------------------------------------------------------------------------------
Capital Growth                                 $ 117              $   782             $ 1,471              $ 3,310
------------------------------------------------------------------------------------------------------------------

                                                More Information About the Funds


MORE INFORMATION ABOUT THE FUNDS

All of the Funds are managed by Advisers which manage other mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Funds are not otherwise directly related to any other mutual funds. Consequently, the investment performance of other mutual funds and any similarly named mutual fund may differ substantially from that of the Funds.

INVESTMENT STRATEGIES

The Board may change the Funds' investment objectives without shareholder approval in accordance with applicable law.

All of the Funds are considered "Equity Funds" because they invest primarily in equity securities. The return on an investment in any of these Funds will be based primarily on the risks and rewards relating to equity securities.

The Equity Growth and Diversified Mid-Cap Funds have adopted a policy to invest under normal circumstances, at least 80% of their net assets (including borrowings for investment purposes) in a particular type of investment as shown in the chart below. Shareholders of these Funds will receive 60 days' notice prior to any change in such non-fundamental investment policies.


FUND                    INVESTMENT
-----------------------------------------
Equity Growth           Equity securities
-----------------------------------------
Diversified Mid-Cap     Mid cap companies
-----------------------------------------


The Capital Growth Fund will normally invest at least 90% of its net assets (including borrowings for investment purposes) in equity securities. Shareholders of this Fund will receive 60 days' notice prior to any change in this non-fundamental policy if such change will result in the Fund investing less than 80% of its net assets in equity securities.

Except for the Diversified Mid-Cap Fund, all percentage limitations relating to the Funds' investment strategies are applied at the time a Fund acquires a security. The Diversified Mid-Cap Fund's percentage limitation relating to the Fund's mid cap investment strategy is based on its current market capitalization or its market capitalization at the time the Fund acquires a security.

EQUITY SECURITIES

Each Fund invests in equity securities. There are various types of equity securities such as common stocks, preferred stocks, depositary receipts, rights and warrants. In addition, the Funds may treat debt instruments which are "convertible" into equity as equity securities (or as debt securities). However, it is expected that the Funds' equity investments will be primarily in common stocks.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company's profits (or losses). Common stocks also entitle the holder to share in any of the company's dividends. The value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company has made all required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or progress.

Other types of equity securities are generally subject to many of the same risks as common stocks.

The Funds may invest in equity securities of U.S. and foreign companies. Investments in foreign securities present special risks and other considerations. These are discussed under the heading "Foreign Securities."

SMALL CAP AND UNSEASONED COMPANIES

All of the Funds, to varying degrees, may invest in small cap companies. Small cap companies typically include companies whose market capitalization is similar to the market capitalizations of companies listed in the Russell 2000(R)
Index. As of December 31, 2002, the largest company in the Russell 2000 Index had a market capitalization of $2.24 billion. Small or unseasoned (less than 3 years of operating history) companies are more likely not to survive or accomplish their goals than larger more established companies since they are often dependent upon fewer products and may have limited financial resources. As a result, the value of their stock could decline significantly.

Small or unseasoned companies often experience a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. In addition, the securities of small or unseasoned companies may not have wide marketability. This fact could cause a Fund to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Further, there may be less publicly available information about small or unseasoned companies. As a result, when making a decision to purchase a security for a Fund, an Adviser may not be aware of some problems associated with the company issuing the security. In addition, transaction costs for these investments are often higher than those of investments in larger capitalization companies. Investments in small cap companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

MID CAP COMPANIES

All of the Funds, to varying degrees, may invest in mid cap companies. Mid cap companies typically include companies whose market capitalization is similar to the market capitalizations of companies listed in the Standard & Poor's(R) MidCap 400 Index ("S&P(R) MidCap 400") or the Russell Midcap(R) Index. As of December 31, 2002, the market capitalizations of the largest companies in the S&P MidCap 400 and Russell Midcap Index were $7.3 billion and $10.3 billion, respectively. The Diversified Mid-Cap Fund will invest a substantial portion, or at times all, of its assets in mid cap companies. Mid cap companies are subject to the same risks as small cap companies, although to a lesser degree.

DEBT SECURITIES

Investments in debt securities are part of the Balanced Fund's principal investment strategy. The other Funds may have a portion of their assets invested in debt securities. Convertible debt securities may be considered equity or debt securities, and, in either event, they possess many of the attributes and risks of debt securities. A prospective investor in any of the Funds should be aware that the risks associated with investing in debt securities are that an issuer of debt securities may fail to repay interest and principal in a timely manner and that the prices of debt securities will decline if interest rates rise.

Debt securities can generally be classified into two categories as follows: (1) "investment grade" debt securities and (2) "below investment grade" debt securities (also known as "junk bonds"). Investment grade debt securities are those which are rated within the four highest rating categories of a nationally recognized rating organization (or if unrated, securities of comparable quality as determined by an Adviser). A discussion of several different ratings services appears in an Appendix to the SAI. Investment grade debt securities are considered to have less risk of issuer default than below investment grade debt securities. However, investment grade debt securities will generally have a lower yield than non-investment grade debt securities. Debt securities in the fourth highest rating category are viewed as having adequate capacity for payment of interest and repayment of principal, but do have speculative characteristics and involve a higher degree of risk than that associated with investments in debt securities in the three higher rating categories.

Money market instruments are short-term high quality debt securities. They are the highest investment grade quality and therefore carry the lowest risk of issuer default. Some common types of money market instruments include U.S. Treasury bills and notes, commercial paper, banker's acceptances and negotiable certificates of deposit. All of the Funds may invest in money market instruments and other types of debt securities as a cash reserve.

Debt securities that are rated below the four highest categories (or unrated securities of comparable quality determined by an Adviser) are known as "junk bonds." Junk bonds are considered to be of poor standing and predominantly speculative. Junk bonds are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, they present considerable risk of issuer default.

Junk bonds may be subject to substantial market fluctuations. They are also subject to greater risk of loss of income and principal than investment-grade securities. There may be less of a market for junk bonds and therefore they may be harder to sell at a desirable price.

FOREIGN SECURITIES

All of the Funds may invest in foreign securities to varying degrees, as specified in the Fund Summaries. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as depositary receipts and New York Shares. Depositary receipts are generally certificates issued by a domestic or foreign bank or trust company and represent the right to receive securities of a non-U.S. issuer deposited in a domestic bank or a non-U.S. branch of a U.S. bank. Like depositary receipts, New York shares are normally listed on U.S. exchanges and represent share capital of a foreign issuer in circulation in the U.S. However, New York shares differ from depositary receipts in that they allow a non-U.S. issuer the means to have a portion of its capital outstanding in the U.S. and a portion outstanding in the issuer's home market. New York shares are issued by a U.S. transfer agent and registrar on behalf of the non-U.S. issuer.

Even with respect to U.S. issuers, such issuers may have substantial non-U.S. activities, and thus, face similar risks as foreign issuers. Conversely, certain foreign issuers may also have significant U.S. activities and may face the same risks as U.S. issuers with regard to those activities.

Foreign equity and debt securities generally have the same risk characteristics as U.S. equity and debt securities. However, they also present a number of additional risks and considerations that are not associated with U.S. investments. For example, investments in foreign securities may subject a Fund to the adverse political or economic conditions of the foreign country. These risks increase in the case of

"emerging market" countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay a Fund from selling its investments and taking money out of the country. Foreign investments may also be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations. In addition, foreign securities may not be as liquid as U.S. securities which could result in a Fund being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies. Investments in foreign securities may cause a Fund to lose money when converting investments from foreign currencies into U.S. dollars due to unfavorable currency exchange rates. In addition, there may be higher brokerage commissions and custodial costs incurred by investing in foreign securities.

DERIVATIVES

Each Fund may, but is not required to, use derivatives to hedge investments and potential investments, manage risks, or to manage interest or currency-sensitive assets. Derivatives are financial instruments designed to achieve a particular economic result when the price of an underlying security, index, interest rate, commodity, or other financial instrument changes. However, hedging techniques may not always be available to the Funds; and it may not always be feasible for a Fund to use hedging techniques even when they are available. Each Fund may also enter into certain derivative transactions to enhance total return. For example, each Fund may, in lieu of purchasing the underlying assets, enter into futures contracts on stock indices or options on such futures contracts. Derivatives can subject a Fund to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options, and swaps.

Forward contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are "marked to market" daily.

Options differ from forwards and futures in that the buyer of the option has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (depending on the type of option) the underlying security, prior to the expiration date of the option at the buyer's demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders, for a fee, to reduce their exposure to interest rate swings.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties.

Derivatives involve special risks that could result in loss. These risks include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that successful use of these strategies depend on the ability to predict pertinent market movements; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; and (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited). In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and presents even greater risk of loss when these instruments are leveraged.

TEMPORARY DEFENSIVE STRATEGIES

Each Fund may take temporary defensive positions that depart from its principal investment strategies in response to adverse market, economic, political or other conditions. During these times, a Fund may not be actively pursuing its investment goals, may not achieve its investment objective and may have up to 100% of its assets invested in preferred stocks, investment-grade debt instruments, short-term debt securities, money market instruments, or cash.

OTHER INVESTMENT RISKS

This prospectus describes the main risks an investor faces in any of the Funds. It is important to keep in mind one of the main principles of investing: the higher the risk of losing your money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward. Risk tolerances vary among investors.

LIQUIDITY RISK

In addition to the primary risks identified in the Fund summaries, all of the Funds are subject to liquidity risk. This is the risk that a Fund will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

PORTFOLIO TURNOVER

Consistent with their respective investment policies, the Equity Growth Fund and the Diversified Mid-Cap Fund may each engage in active trading without regard to the effect on portfolio turnover. A high portfolio turnover rate (e.g., 100% or more per year) increases a Fund's transaction costs, which could adversely impact the Fund's performance.

Management of the Funds


MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES

The Board is responsible for overseeing all operations of the Funds, including retaining and supervising the performance of the Manager.

INVESTMENT MANAGER

LSA Asset Management LLC, the Manager, located at 3100 Sanders Road, Suite M2A, Northbrook, Illinois, 60062, is each Fund's investment adviser. The Manager is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"). The Manager was organized in the state of Delaware in 1999 as a limited liability company, and is registered with the SEC as an investment adviser. The Trust is the only investment company currently managed by the Manager. The Manager has served as investment adviser to the Trust since 1999. Allstate Life, organized in 1957 as a stock life insurance company in the state of Illinois, has established a record of financial strength that has consistently resulted in superior ratings. A.M. Best Company assigns an A+ (Superior) to Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service, Inc. assigns an Aa2 (Excellent) financial strength rating to Allstate Life.

The Manager is entitled to receive from each Fund a management fee, payable monthly, at the annual rate as a percentage of average daily net assets of the Fund set forth in the table of fees and expenses included in the FUND SUMMARIES section. The Manager has currently agreed to reduce its fees or reimburse the Funds for expenses above certain limits. Currently, this limit is set so that a Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets ("operating expense limit"). The Manager is contractually obligated to continue this arrangement through April 30, 2004, unless the management agreement between the Manager and the Trust is terminated prior to such date. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, the Manager may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit.

For the fiscal year ended December 31, 2002, as a result of fee waivers the Manager did not receive Management fees from any Fund.

The Manager has overall responsibility for providing investment advisory and related services to the Funds, including responsibility for selecting Advisers to carry out the day-to-day investment management of the Funds. The Manager will review and monitor the performance of each Fund for purposes of considering whether changes should be made in regard to a Fund's investment strategies as well as whether a change in the Adviser to a Fund is warranted. The Manager will also monitor the Funds for compliance purposes and will instruct, when appropriate, each of the Advisers as to its compliance duties for its respective Fund.

The Manager considers various factors in selecting the Advisers, including:

- level of knowledge and skill

- performance as compared to a peer group of other advisers or to an appropriate index

- consistency of performance

- adherence to investment style and Fund objectives

- employees, facilities and financial strength

- quality of service

- how the Adviser's investment style complements other selected Advisers' investment styles.

Two or more Advisers may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Adviser, the Manager may change each Adviser's allocation of Fund assets from time to time, often based upon the results of the Manager's evaluations of the Advisers.

The Manager compensates the Advisers from the management fee it receives or its own resources. No additional management fees are paid by the Funds to the Advisers.

THE ADVISERS

The Advisers make the day-to-day decisions to buy and sell specific securities for a Fund. Each Adviser manages a Fund's investments according to the Fund's investment objective and strategies.

The Funds and the Manager have received an order from the SEC which permits the Manager to hire and fire Advisers or change the terms of their advisory agreements without obtaining shareholder approval. The Manager has ultimate responsibility to oversee the Advisers and their hiring, termination and replacement.

ADVISER TO THE EQUITY GROWTH FUND

MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, is the adviser to the Equity Growth Fund. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSIM is a direct subsidiary of Morgan Stanley and does business in certain instances (including its role as Adviser to the Equity Growth Fund) under the name "Van Kampen." The portfolio is managed by the Adviser's Large Cap Growth Team. Current members of the team include William S. Auslander, Managing Director, and Jeffrey S. Alvino, Executive Director.

ADVISER TO THE DIVERSIFIED MID-CAP FUND

FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), 82 Devonshire Street, Boston, Massachusetts, 02109, is the Adviser to the Diversified Mid-Cap Fund. In addition, FMR Co., Inc. ("FMRC") serves as sub-adviser to the Fund. FMRC will be primarily responsible for choosing investments for the Fund. FMRC is a wholly-owned subsidiary of FMR. As of December 31, 2002, FMR and its affiliate, FMRC, had approximately $557.4 billion in discretionary assets under management. Robert Macdonald is the Portfolio Manager and is responsible for the day-to-day management of the Fund. Mr. Macdonald, Senior Vice President and Portfolio Manager, has been associated with FMR since 1985, and has managed the Diversified Mid-Cap Fund since its inception in August 2001.

ADVISER TO THE CAPITAL GROWTH FUND

GOLDMAN SACHS ASSET MANAGEMENT, L.P. ("GSAM"), 32 Old Slip, New York, New York 10005, serves as the Adviser to the LSA Capital Growth Fund. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co. ("Goldman Sachs"), served as the Adviser. On or about April 26, 2003, GSAM assumed Goldman Sachs' subadvisory responsibilities for the Fund. GSAM has been registered as an investment adviser since 1990 and provides a wide range of fully discretionary investment advisory services including quantitatively driven and actively managed U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products, and money market portfolios. As of December 31, 2002, GSAM, along with other units of IMD, had assets under management of approximately $329.6 billion.

The 23-person portfolio management team operates as an Investment Committee, of which all portfolio managers/research analysts are members. Investment decisions involve the entire team of investment professionals, who challenge and question new investment ideas. The portfolio management team is led by Herbert E. Ehlers, Steven M. Barry, Gregory H. Ekizian, and David G. Shell. Mr. Ehlers, Managing Director/Partner and Chief Investment Officer, joined GSAM with the acquisition of Liberty Investment Management, Inc. ("Liberty") in January 1997. Mr. Barry, Co-Chief Investment Officer and Senior Portfolio Manager, was a portfolio manager at Alliance Capital Management prior to his joining GSAM in June 1999. Messrs. Ekizian and Shell, Co-Chief Investment Officers and Senior Portfolio Managers, both joined GSAM with the acquisition of Liberty in January 1997.

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

Pricing of Fund Shares


PRICING OF FUND SHARES

NET ASSET VALUE

Each Fund's per share price (also known as "net asset value" or "NAV") is determined as of the close of regular trading (normally 4:00 p.m., Eastern Time) every day that the New York Stock Exchange ("NYSE") is open for business. If the NYSE closes at any other time, or if an emergency exists, the time at which the NAV is calculated may differ. Each Fund calculates the price per share based on the values of the securities it owns. The price per share is calculated separately for each Fund by dividing the value of a Fund's assets, minus all liabilities, by the number of the Fund's outstanding shares.

A Fund's investments are valued based on market value or on fair value if no market value is readily available or if an event occurs which may materially affect the value of a security. Fair value is determined under guidelines set by the Board. All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of "amortized" cost.

Each Fund may purchase securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares; therefore, the value of the securities held by the Funds may change on days when shareholders will not be able to purchase or redeem the Funds' shares.

PURCHASING AND REDEEMING SHARES

The per share price received will be the price next determined after a Fund receives and accepts a purchase or redemption order. Payments for redemptions generally will be made no later than seven days after receipt of a redemption request, and generally on the date of receipt.

You may direct the purchase or redemption of shares of the Funds only in connection with your ownership of variable annuity contracts or variable life insurance policies offered through insurance company separate accounts. You may not place orders directly with the Funds. You should refer to the product prospectus describing your particular variable insurance contract for information on how to select specific Funds as underlying investment options for your contract and how to redeem monies from the Funds.

Orders received by the Funds are effected only on days when the NYSE is open for trading ("Business Days"). The insurance company separate accounts purchase and redeem shares of each Fund at the Fund's net asset value per share calculated as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), although purchases and redemptions may be executed the next morning. Redemption proceeds paid by wire transfer will normally be wired in federal funds on the next Business Day after the Fund receives actual notice of the redemption order, but may be paid within three Business Days after receipt of actual notice of the order (or longer as permitted by the SEC). The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In addition, each Fund reserves the right to suspend the offering of its shares for any period of time, and reserves the right to reject any specific purchase order. The Funds do not assess any fees when they sell or redeem their shares.

EXCESSIVE TRADING

Short-term or excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing Fund expenses. Accordingly, a Fund may reject any purchase orders, particularly from market timers or investors who, in the Manager's or a Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Fund. For these purposes, the Manager or a Fund may consider an investor's trading history (including accounts under common ownership or control) in that Fund or any other Fund offered by the Trust. The Trust also reserves the right to institute, at any time in its sole discretion, a policy that would delay exchanges between or among one or more Funds on a delayed basis in accordance with the terms of such policy. The Trust will provide shareholders with written notice prior to implementation of such a policy.

TRANSFERS

The separate account issuing your variable insurance contract may transfer assets between the Funds consistent with its timely receipt of all information necessary to process transfer requests. The Funds reserve the right to limit or terminate these transfer privileges at any time.

Additional Fund Information


ADDITIONAL FUND INFORMATION

TAX INFORMATION

Shares of the Funds are owned for federal tax purposes by life insurance company separate accounts established in connection with variable contracts, not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning contracts and receiving distributions or other contract related payments. Each Fund intends to comply with the federal tax diversification and other federal tax requirements with which it must comply in order for variable contracts to qualify for the tax treatment described in the applicable variable contract prospectus. A Fund's failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that Fund to be subject to current taxation on all income on the contract, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund intends to distribute substantially all of its income and capital gains each year. All dividend and capital gain distributions will automatically be reinvested in additional shares of the Funds.

CUSTODIAN, TRANSFER AGENT, FUND ACCOUNTANT AND ADMINISTRATOR

Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116 is the custodian, transfer agent, fund accountant and administrator.

PERFORMANCE

From time to time, the Funds may advertise total return and yield figures. Total return includes both past dividend income plus realized and unrealized capital appreciation (or depreciation). Yield is a measure of past dividend income. Total return and yield should not be used to predict the future performance of a Fund. Total returns and yields are presented net of the Funds' operating expenses. Fund performance information does not reflect any fees or charges imposed under a variable insurance contract.

CONFLICT MONITORING

The Funds do not currently foresee any disadvantages to contract owners arising from the fact that Fund shares are offered to both variable annuity and variable life insurance separate accounts. The Board monitors events to ensure that there are no material irreconcilable differences between or among contract owners. If such a conflict should arise, one or more separate accounts may be required to withdraw their investments in one or more Funds. This could possibly force such Funds to sell portfolio securities at unfavorable prices.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Trust's Annual Report, which is available upon request.

LSA VARIABLE SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                EQUITY GROWTH FUND
                                                        -----------------------------------------------------------------
                                                           YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                              2002             2001             2000            1999(a)
                                                        --------------    -------------    -------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $         8.62    $       10.20    $       12.07    $       10.00
                                                        --------------    -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                  (0.02)           (0.04)           (0.06)+          (0.01)
   Net realized and unrealized gain (loss)                       (2.55)           (1.53)           (1.36)            2.08
                                                        --------------    -------------    -------------    -------------
     Total from investment operations                            (2.57)           (1.57)           (1.42)            2.07
                                                        --------------    -------------    -------------    -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized capital gains                                   -            (0.01)           (0.45)               -
                                                        --------------    -------------    -------------    -------------
     Total distributions                                             -            (0.01)           (0.45)               -
                                                        --------------    -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                          $         6.05    $        8.62    $       10.20    $       12.07
                                                        ==============    =============    =============    =============
TOTAL RETURN                                                    (29.81)%         (15.44)%         (11.82)%          20.70%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                  $        5,740    $       7,555    $       7,646    $       6,564
     Net expenses to average daily net assets                     1.25%            1.25%            1.25%            1.25%**
     Net investment loss to average daily net assets             (0.25)%          (0.45)%          (0.50)%          (0.36)%**
     Portfolio turnover rate                                       189%             103%              87%              26%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio
      of net expenses and net investment income
      (loss) to average net assets would have been:
        Expenses                                                  4.09%            3.90%            3.68%            4.54%**
        Net investment loss                                      (3.09)%          (3.10)%          (2.93)%          (3.65)%**


(a) Fund commenced operations on October 1, 1999.
*   Not annualized.
**  Annualized.
+   Calculated using average shares outstanding during the period.

                                                                        DIVERSIFIED MID-CAP FUND
                                                                     -------------------------------
                                                                       YEAR ENDED       PERIOD ENDED
                                                                      DECEMBER 31,      DECEMBER 31,
                                                                          2002             2001(a)
                                                                     -------------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $       10.04     $       10.00
                                                                     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                               0.01              0.01+
   Net realized and unrealized gain (loss)                                   (1.94)             0.04
                                                                     -------------     -------------
     Total from investment operations                                        (1.93)             0.05
                                                                     -------------     -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                (0.01)            (0.01)
                                                                     -------------     -------------
     Total distributions                                                     (0.01)            (0.01)
                                                                     -------------     -------------
NET ASSET VALUE, END OF PERIOD                                       $        8.10     $       10.04
                                                                     =============     =============
TOTAL RETURN                                                                (19.25)%            0.47%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                               $       5,537     $       3,261
     Net expenses to average daily net assets                                 1.20%             1.20%**
     Net investment income to average daily net assets                        0.13%             0.14%**
     Portfolio turnover rate                                                   126%               45%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio
      of net expenses and net investment income
      (loss) to average net assets would have been:
        Expenses                                                              5.07%             7.19%**
        Net investment loss                                                  (3.74)%           (5.85)%**


(a) Fund commenced operations on August 14, 2001.
*   Not annualized.
**  Annualized.
+   Calculated using average shares outstanding during the period.

                                                                                    CAPITAL GROWTH FUND
                                                         ----------------------------------------------------------------
                                                           YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                              2002             2001             2000            1999(a)
                                                         -------------     ------------    -------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $        9.13     $      10.66    $       12.07    $       10.00
                                                         -------------     ------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                   0.00(b)         (0.00)(b)        (0.01)           (0.00)(b)
   Net realized and unrealized gain (loss)                       (2.22)           (1.53)           (1.00)            2.08
                                                         -------------     ------------    -------------    -------------
     Total from investment operations                            (2.22)           (1.53)           (1.01)            2.08
                                                         -------------     ------------    -------------    -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                    (0.00)(d)            -                -                -
   From net realized capital gains                                   -            (0.00)(c)        (0.40)           (0.01)
                                                         -------------     ------------    -------------    -------------
     Total distributions                                         (0.00)           (0.00)           (0.40)           (0.01)
                                                         -------------     ------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                           $        6.91     $       9.13    $       10.66    $       12.07
                                                         =============     ============    =============    =============
TOTAL RETURN                                                    (24.37)%         (14.26)%          (8.44)%          20.80%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                   $       8,270     $      8,649    $       8,458    $       6,384
     Net expenses to average daily net assets                     1.15%            1.15%            1.15%            1.15%**
     Net investment income (loss) to average daily
      net assets                                                  0.07%           (0.03)%          (0.11)%          (0.05)%**
     Portfolio turnover rate                                        23%              10%              35%              13%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio
      of net expenses and net investment income
      (loss) to average net assets would have been:
        Expenses                                                  3.14%            3.19%            3.50%            4.38%**
        Net investment loss                                      (1.92)%          (2.07)%          (2.46)%          (3.28)%**


(a) Fund commenced operations on October 1, 1999.
(b) Net investment income (loss) was less than $0.01 per share.
(c) Distributions from net realized capital gains were less than $0.01 per share.
(d) Distributions from net investment income were less than $0.01 per share.
*   Not annualized.
**  Annualized.

STATEMENT OF ADDITIONAL INFORMATION

The SAI provides more detailed information about the Trust and the Funds and is legally considered to be a part of this prospectus. The Funds' annual and semi-annual reports provide additional information about the Funds' investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year. Copies of the SAI, the annual and semi-annual reports, and other information may be obtained, at no cost, by contacting 1-800-755-5275.

OTHER INFORMATION

Information about the Funds, including the SAI, can also be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. For a fee, text-only copies can be obtained by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also call (202) 942-8090. Additionally, reports and other information about the Trust and the Funds can be obtained on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Service marks and trademarks appearing throughout this prospectus are the marks of their respective owners.

Investment Company Act file no. 811-09379

LSA VARIABLE SERIES TRUST

LSA Variable Series Trust
3100 Sanders Road, Suite M2A
Northbrook, IL 60062                 Prospectus Dated May 1, 2003


The LSA Variable Series Trust (the "Trust") is a group of portfolios sold exclusively to separate accounts of life insurance companies, including Allstate Life Insurance Company and its insurance company subsidiaries. There are presently eleven such portfolios that are available for investment, one of which, the Aggressive Growth Fund (the "Fund"), is included in this prospectus.

The information in this prospectus is of interest to anyone who owns or is considering purchasing a variable annuity or variable life contract issued by an insurance company separate account that makes the Fund available as an underlying investment option to contract holders. This prospectus explains the investment objectives, risks and strategies of the Fund.

You should read this prospectus to help you decide whether the insurance company separate account that invests in the Fund is the right investment for you. You should keep this prospectus for future reference along with the prospectus for the insurance product which accompanies this prospectus.

The terms "you," "your" and "yours" refers to the contract holder as an investor in the insurance company separate account.

To learn more about the Fund and its investments, you may obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2003 (as amended from time to time). The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference, which means it is legally part of the prospectus. For a free copy contact your insurance company or call 1-800-654-2397.

Shares of the Fund are not deposits or other obligations of any financial institution, are not guaranteed by any financial institution, are not insured by the FDIC or any agency, and involve investment risks, including the possible loss of the principal amount invested.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING, INCLUDING INFORMATION ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST AND KEEP IT FOR FUTURE REFERENCE.

Table of Contents

TABLE OF
CONTENTS

FUND SUMMARY                                               1

     The Fund's investment objective, Adviser, strategy, risks, who may want to invest, performance, and fees and expenses

MORE INFORMATION
ABOUT THE FUND                                             5

     The types of investment strategies that may be used by the Fund and additional information about investment risks

MANAGEMENT OF THE FUND                                    10

     General information about the organization and operations of the Fund, including details about the Adviser

PRICING OF FUND SHARES                                    12

     Details on how the Fund's per share price
     (also known as "net asset value")
     is determined, general information on how the Fund's assets are valued and how to purchase and redeem shares

ADDITIONAL FUND INFORMATION                               14

     Taxes, income and capital gain distributions, service providers, financial highlights, Statement of Additional Information, annual reports

                                                                    Fund Summary

FUND
SUMMARY

AGGRESSIVE GROWTH FUND

ADVISED BY: VAN KAMPEN ASSET
            MANAGEMENT INC.

INVESTMENT OBJECTIVE: The Aggressive Growth Fund seeks long-term growth of capital by investing primarily in equity securities of small and mid-sized growth companies.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in equity securities (mainly common stocks) of companies the Adviser believes have an above-average potential for capital growth. The Adviser uses a "bottom-up" approach to stock selection, focusing on companies that exhibit rising earnings expectations or rising valuations. The Fund generally sells securities when earnings expectations flatten or decline.

The Fund focuses primarily on equity securities of small and mid-sized companies although it may invest in larger-sized companies that the Adviser believes have an above-average potential for capital growth.

The Fund may invest up to 100% of its assets in small companies and up to 25% of its assets in foreign securities.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK: The value of the securities in which the Fund invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company that issued the security.

- SMALL CAP RISK: The stocks of small cap companies (small size companies in terms of market capitalization) often involve more risk and volatility than those of larger companies. Compared to larger companies, small cap companies are often dependent on fewer products and have more limited financial resources. As a result, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there may be less publicly available information about small cap companies than larger companies. During some periods, stocks of small cap companies may underperform the stocks of mid and large cap companies.

- MID CAP RISK: The stocks of mid cap companies (medium size companies in terms of market capitalization) often involve more risk and volatility than those of larger companies. There may be less publicly available information about mid cap companies than larger companies. During some periods, stocks of mid cap companies may underperform the stocks of small and large cap companies.

- GROWTH INVESTING RISK: During some periods, growth stocks may underperform relative to other asset classes (for example, value stocks).

- MANAGEMENT RISK: Poor stock selection may cause the Fund to underperform when compared to other funds with similar objectives.

- FOREIGN SECURITIES RISK: The Fund's foreign investments may be subject to fluctuations in foreign currency values, adverse political or economic events, and greater market volatility and lower liquidity relative to U.S. investments.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking capital growth over the long-term.

- You are willing to accept the above-average risks associated with investing in the securities of small and mid-sized companies, which may include foreign companies.

- You are willing to accept greater volatility in hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with a broad-based index (which, unlike the Fund, does not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.

[CHART]

TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2002


2002            -31.59%


The best calendar quarter return during the period shown above was -2.44% in the 4th quarter of 2002; the worst calendar quarter return was -14.79% in the 3rd quarter of 2002.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                   SINCE FUND'S
                                                     ONE YEAR        INCEPTION*
--------------------------------------------------------------------------------
Aggressive Growth Fund                                 -31.59%       -27.49%
--------------------------------------------------------------------------------
Russell Midcap Growth Index                            -27.41%       -19.64%
--------------------------------------------------------------------------------


* The Fund's inception date is August 14, 2001.

In the table above, the Fund's average annual total return for the periods shown is compared to the Russell Midcap(R) Growth Index. The Russell Midcap Growth Index is an unmanaged market capitalization-weighted index that includes the stocks of the Russell Midcap Index, an index of the 800 smallest companies in the Russell 1000(R) Index, with higher price-to-book ratios and higher forecasted growth rates. The Russell 1000 Index is an index of common stocks of the 1000 largest U.S. companies measured by total market capitalizations.

Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You should refer to the product prospectus describing your particular variable insurance contract for a description of insurance charges that may apply.

FEES PAID DIRECTLY FROM YOUR INVESTMENT: There are no fees or sales loads charged to your account when you buy or sell shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):


                                                                      AGGRESSIVE
                                                                         GROWTH
Management Fees                                                           0.95%
------------------------------------------------------------------------------
Distribution Fees (12b-1)                                                 None
------------------------------------------------------------------------------
Other Expenses(1)                                                         6.66%
------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      7.61%
------------------------------------------------------------------------------
Expense Reimbursement and Other Reductions(2)                             6.36%
------------------------------------------------------------------------------
Net Annual Operating Expenses                                             1.25%
------------------------------------------------------------------------------


(1) The Fund pays operational expenses not assumed by the Manager. These expenses may include, among others, the following: fees for Fund accounting and Fund administration; fees related to the purchase, sale or loan of securities such as brokers' commissions; fees of independent accountants and legal counsel; expenses of preparing and printing shareholder annual and semi-annual reports; bank transaction charges; custodian fees and expenses; federal, state or local income or other taxes; independent Trustee compensation; SEC registration fees; and costs of Trustee and shareholder meetings.

(2) The Manager has currently agreed to reduce its fees or reimburse the Fund's expenses so that the Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of the average daily net assets ("operating expense limit"). The Manager is contractually obligated to continue this arrangement through April 30, 2004, unless the management agreement between the Manager and the Trust is terminated prior to such date. These fee reductions or expense reimbursements can decrease the Fund's expenses and therefore increase its performance. Under certain circumstances, the Manager may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of the Manager's fee reduction/expense reimbursement is calculated after giving effect to expense reductions received through the Fund's participation in directed brokerage/commission recapture arrangements.

EXAMPLE

The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the effect of the operating expense limit between the Manager and the Fund is only taken into account for the 1 year period, and the first year of the 3 year, 5 year and 10 year periods, as it will expire on April 30, 2004 unless renewed by the Manager and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR               3 YEARS                5 YEARS           10 YEARS
--------------------------------------------------------------------------------
$  127               $ 1,665                $  3,124          $ 6,451
--------------------------------------------------------------------------------

                                                 More Information About the Fund

MORE INFORMATION ABOUT THE FUND

The Fund is managed by an Adviser which manages other mutual funds having similar names and investment objectives. While the Fund may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Fund is not otherwise directly related to any other mutual funds. Consequently, the investment performance of other mutual funds and any similarly named mutual fund may differ substantially from that of the Fund.

INVESTMENT STRATEGIES

The Board may change the Fund's investment objective without shareholder approval in accordance with applicable law.

The Fund is considered an "Equity Fund" because it invests primarily in equity securities. The return on an investment in the Fund will be based primarily on the risks and rewards relating to equity securities. The Fund normally invests at least 65% of its assets in equity securities. All percentage limitations relating to the Fund's investment strategies are applied at the time the Fund acquires a security.

EQUITY SECURITIES

The Fund invests in equity securities. There are various types of equity securities such as common stocks, preferred stocks, depositary receipts, rights and warrants. In addition, the Fund may treat debt instruments which are "convertible" into equity as equity securities (or as debt securities). However, it is expected that the Fund's equity investments will be primarily in common stocks.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company's profits (or losses). Common stocks also entitle the holder to share in any of the company's dividends. The value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company has made all required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or progress.

Other types of equity securities are generally subject to many of the same risks as common stocks.

The Fund may invest in equity securities of U.S. and foreign companies. Investments in foreign securities present special risks and other considerations. These are discussed under the heading "Foreign Securities."

SMALL CAP AND UNSEASONED COMPANIES

The Fund may invest a substantial portion, or at times all, of its assets in small cap companies. Small cap companies typically include companies whose market capitalization is similar to the market capitalizations of companies listed in the Russell 2000(R) Index. As of December 31, 2002, the largest company in the Russell 2000 Index had a market capitalization of $2.24 billion. Small or unseasoned (less than 3 years of operating history) companies are more likely not to survive or accomplish their goals than larger more established companies since they are often dependent upon fewer products and may have limited financial resources. As a result, the value of their stock could decline significantly.

Small or unseasoned companies often experience a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. In addition, the securities of small or unseasoned companies may not have wide marketability. This fact could cause the Fund to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Further, there may be less publicly available information about small or unseasoned companies. As a result, when making a decision to purchase a security for the Fund, the Adviser may not be aware of some problems associated with the company issuing the security. In addition, transaction costs for these investments are often higher than those of investments in larger capitalization companies. Investments in small cap companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

MID CAP COMPANIES

The Fund may invest in mid cap companies. Mid cap companies typically include companies whose market capitalization is similar to the market capitalizations of companies listed in the Standard & Poor's(R) MidCap 400 Index ("S&P(R) MidCap 400") or the Russell Midcap(R) Index. As of December 31, 2002, the market capitalizations of the largest companies in the S&P MidCap 400 and Russell Midcap Index were $7.3 billion and $10.3 billion, respectively. Mid cap companies are subject to the same risks as small cap companies, although to a lesser degree.

DEBT SECURITIES

The Fund may have a portion of its assets invested in debt securities. Convertible debt securities may be considered equity or debt securities, and, in either event, they possess many of the attributes and risks of debt securities. A prospective investor in the Fund should be aware that the risks associated with investing in debt securities are that an issuer of debt securities may fail to repay interest and principal in a timely manner and that the prices of debt securities will decline if interest rates rise.

Debt securities can generally be classified into two categories as follows: (1) "investment grade" debt securities and (2) "below investment grade" debt securities (also known as "junk bonds"). Investment grade debt securities are those which are rated within the four highest rating categories of a nationally recognized rating organization (or if unrated, securities of comparable quality as determined by an Adviser). A discussion of several different ratings services appears in an Appendix to the SAI. Investment grade debt securities are considered to have less risk of issuer default than below investment grade debt securities. However, investment grade debt securities will generally have a lower yield than non-investment grade debt securities. Debt securities in the fourth highest rating category are viewed as having adequate capacity for payment of interest and repayment of principal, but do have speculative characteristics and involve a higher degree of risk than that associated with investments in debt securities in the three higher rating categories.

Money market instruments are short-term high quality debt securities. They are the highest investment grade quality and therefore carry the lowest risk of issuer default. Some common types of money market instruments include U.S. Treasury bills and notes, commercial paper, banker's acceptances and negotiable certificates of deposit. The Fund may invest in money market instruments and other types of debt securities as a cash reserve.

Debt securities that are rated below the four highest categories (or unrated securities of comparable quality determined by an Adviser) are known as "junk bonds." Junk bonds are considered to be of poor standing and predominantly speculative. Junk bonds are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, they present considerable risk of issuer default.

Junk bonds may be subject to substantial market fluctuations. They are also subject to greater risk of loss of income and principal than investment-grade securities. There may be less of a market for junk bonds and therefore they may be harder to sell at a desirable price.

FOREIGN SECURITIES

The Fund may invest in foreign securities, as specified in the Fund Summary. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as depositary receipts and New York Shares. Depositary receipts are generally certificates issued by a domestic or foreign bank or trust company and represent the right to receive securities of a non-U.S. issuer deposited in a domestic bank or a non-U.S. branch of a U.S. bank. Like depositary receipts, New York shares are normally listed on U.S. exchanges and represent share capital of a foreign issuer in circulation in the U.S. However, New York shares differ from depositary receipts in that they allow a non-U.S. issuer the means to have a portion of its capital outstanding in the U.S. and a portion outstanding in the issuer's home market. New York shares are issued by a U.S. transfer agent and registrar on behalf of the non-U.S. issuer.

Even with respect to U.S. issuers, such issuers may have substantial non-U.S. activities, and thus, face similar risks as foreign issuers. Conversely, certain foreign issuers may also have significant U.S. activities and may face the same risks as U.S. issuers with regard to those activities.

Foreign equity and debt securities generally have the same risk characteristics as U.S. equity and debt securities. However, they also present a number of additional risks and considerations that are not associated with U.S. investments. For example, investments in foreign securities may subject the Fund to the adverse political or economic conditions of the foreign country. These risks increase in the case of "emerging market" countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay the Fund from selling its investments and taking money out of the country. Foreign investments may also be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations. In addition, foreign securities may not be as liquid as U.S. securities which could result in the Fund being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies. Investments in foreign securities may cause the Fund to lose money when converting investments from foreign currencies into U.S. dollars due to unfavorable currency exchange rates. In addition, there may be higher brokerage commissions and custodial costs incurred by investing in foreign securities.

DERIVATIVES

The Fund may, but is not required to, use derivatives to hedge investments and potential investments, manage risks, or to manage interest or currency-sensitive assets. Derivatives are financial instruments designed to achieve a particular economic result when the price of an underlying security, index, interest rate, commodity, or other financial instrument changes. However, hedging techniques may not always be available to the Fund; and it may not always be feasible for the Fund to use hedging techniques even when they are available. The Fund may also enter into certain derivative transactions to enhance total return. For example, the Fund may, in lieu of purchasing the underlying assets, enter into futures contracts on stock indices or options on such futures contracts. Derivatives can subject the Fund to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options, and swaps.

Forward contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are "marked to market" daily.

Options differ from forwards and futures in that the buyer of the option has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (depending on the type of option) the underlying security, prior to the expiration date of the option at the buyer's demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders, for a fee, to reduce their exposure to interest rate swings.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties.

Derivatives involve special risks that could result in loss. These risks include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that successful use of these strategies depend on the ability to predict pertinent market movements; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; and (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited). In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and presents even greater risk of loss when these instruments are leveraged.

TEMPORARY DEFENSIVE STRATEGIES

The Fund may take temporary defensive positions that depart from its principal investment strategies in response to adverse market, economic, political or other conditions. During these times, the Fund may not be actively pursuing its investment goals, may not achieve its investment objective and may have up to 100% of its assets invested in preferred stocks, investment-grade debt instruments, short-term debt securities, money market instruments, or cash.

OTHER INVESTMENT RISKS

This prospectus describes the main risks an investor faces in the Fund. It is important to keep in mind one of the main principles of investing: the higher the risk of losing your money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward. Risk tolerances vary among investors.

LIQUIDITY RISK

In addition to the primary risks identified in the Fund summary, the Fund is subject to liquidity risk. This is the risk that the Fund will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

PORTFOLIO TURNOVER

Consistent with its investment policies, the Fund may engage in active trading without regard to the effect on portfolio turnover. A high portfolio turnover rate (e.g., 100% or more per year) increases the Fund's transaction costs, which could adversely impact the Fund's performance.

Management of the Fund

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Board is responsible for overseeing all operations of the Fund, including retaining and supervising the performance of the Manager.

INVESTMENT MANAGER

LSA Asset Management LLC, the Manager, located at 3100 Sanders Road, Suite M2A, Northbrook, Illinois, 60062, is the Fund's investment adviser. The Manager is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"). The Manager was organized in the state of Delaware in 1999 as a limited liability company, and is registered with the SEC as an investment adviser. The Trust is the only investment company currently managed by the Manager. The Manager has served as investment adviser to the Trust since 1999. Allstate Life, organized in 1957 as a stock life insurance company in the state of Illinois, has established a record of financial strength that has consistently resulted in superior ratings. A.M. Best Company assigns an A+ (Superior) to Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service, Inc. assigns an Aa2 (Excellent) financial strength rating to Allstate Life.

The Manager is entitled to receive from the Fund a management fee, payable monthly, at the annual rate as a percentage of average daily net assets of the Fund set forth in the table of fees and expenses included in the FUND SUMMARY section. The Manager has currently agreed to reduce its fees or reimburse the Funds for expenses above a certain limit. Currently, this limit is set so that the Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets ("operating expense limit"). The Manager is contractually obligated to continue this arrangement through April 30, 2004, unless the management agreement between the Manager and the Trust is terminated prior to such date. These fee reductions or expense reimbursements can decrease the Fund's expenses and therefore increase its performance. Under certain circumstances, the Manager may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit.

For the fiscal year ended December 31, 2002, as a result of fee waivers the Manager did not receive Management fees from the Fund.

The Manager has overall responsibility for providing investment advisory and related services to the Fund, including responsibility for selecting one or more Advisers to carry out the day-to-day investment management of the Fund. The Manager will review and monitor the performance of the Fund for purposes of considering whether changes should be made in regard to the Fund's investment strategies as well as whether a change in the Adviser to the Fund is warranted. The Manager will also monitor the Fund for compliance purposes and will instruct, when appropriate, the Adviser as to its compliance duties for the Fund.

The Manager considers various factors in selecting Advisers, including:

- level of knowledge and skill

- performance as compared to a peer group of other advisers or to an appropriate index

- consistency of performance

- adherence to investment style and Fund objectives

- employees, facilities and financial strength

- quality of service

- how the Adviser's investment style complements other selected Advisers' investment styles.

Two or more Advisers may manage the Fund, with each managing a portion of the Fund's assets. If the Fund has more than one Adviser, the Manager may change each Adviser's allocation of Fund assets from time to time, often based upon the results of the Manager's evaluations of the Advisers.

The Manager compensates the Advisers from the management fee it receives or its own resources. No additional management fees are paid by the Fund to the Advisers.

THE ADVISER

The Adviser makes the day-to-day decisions to buy and sell specific securities for the Fund. The Adviser manages the Fund's investments according to the Fund's investment objective and strategies.

The Fund and the Manager have received an order from the SEC which permits the Manager to hire and fire Advisers or change the terms of their advisory agreements without obtaining shareholder approval. The Manager has ultimate responsibility to oversee the Advisers and their hiring, termination and replacement.

ADVISER TO THE AGGRESSIVE GROWTH FUND

VAN KAMPEN ASSET MANAGEMENT INC., 1 Parkview Plaza, PO Box 5555, Oakbrook Terrace, Illinois, 60181-5555, is the Adviser to the Fund. The Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company with more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios, and has more than $68.4 billion under management or supervision as of December 31, 2002. Van Kampen Investments' more than 50 open-end, more than 30 closed-end funds and more than 2700 unit investment trusts are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly-owned subsidiary of Morgan Stanley.

The Fund is managed by the Adviser's Multi-Cap Growth team. The team is made up of established investment professionals. Current members of the team include Gary M. Lewis, a Managing Director of the Adviser, Dudley Brickhouse, an Executive Director of the Adviser, Janet Luby, an Executive Director of the Adviser, David Walker, an Executive Director of the Adviser, Matthew Hart, a Vice President of the Adviser, and Scott Miller, an Associate of the Adviser.

Pricing of Fund Shares

PRICING OF
FUND SHARES

NET ASSET VALUE

The Fund's per share price (also known as "net asset value" or "NAV") is determined as of the close of regular trading (normally 4:00 p.m., Eastern Time) every day that the New York Stock Exchange ("NYSE") is open for business. If the NYSE closes at any other time, or if an emergency exists, the time at which the NAV is calculated may differ. The Fund calculates the price per share based on the values of the securities it owns. The price per share is calculated by dividing the value of the Fund's assets, minus all liabilities, by the number of the Fund's outstanding shares.

The Fund's investments are valued based on market value or on fair value if no market value is readily available or if an event occurs which may materially affect the value of a security. Fair value is determined under guidelines set by the Board. All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of "amortized" cost.

The Fund may purchase securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares; therefore, the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

PURCHASING AND
REDEEMING SHARES

The per share price received will be the price next determined after the Fund receives and accepts a purchase or redemption order. Payments for redemptions generally will be made no later than seven days after receipt of a redemption request, and generally on the date of receipt.

You may direct the purchase or redemption of shares of the Fund only in connection with your ownership of variable annuity contracts or variable life insurance policies offered through insurance company separate accounts. You may not place orders directly with the Fund. You should refer to the product prospectus describing your particular variable insurance contract for information on how to select the Fund as an underlying investment option for your contract and how to redeem monies from the Fund.

Orders received by the Fund are effected only on days when the NYSE is open for trading ("Business Days"). The insurance company separate accounts purchase and redeem shares of the Fund at the Fund's net asset value per share calculated as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), although purchases and redemptions may be executed the next morning. Redemption proceeds paid by wire transfer will normally be wired in federal funds on the next Business Day after the Fund receives actual notice of the redemption order, but may be paid within three Business Days after receipt of actual notice of the order (or longer as permitted by the SEC). The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In addition, the Fund reserves the right to suspend the offering of its shares for any period of time, and reserves the right to reject any specific purchase order. The Fund does not assess any fees when it sells or redeems its shares.

EXCESSIVE TRADING

Short-term or excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing Fund expenses. Accordingly, the Fund may reject any purchase orders, particularly from market timers or investors who, in the Manager's or the Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For these purposes, the Manager or the Fund may consider an investor's trading history (including accounts under common ownership or control) in the

Fund or any other portfolio offered by the Trust. The Trust also reserves the right to institute, at any time in its sole discretion, a policy that would delay exchanges between or among one or more portfolios offered by the Trust on a delayed basis in accordance with the terms of such policy. The Trust will provide shareholders with written notice prior to implementation of such a policy.

TRANSFERS

The separate account issuing your variable insurance contract may transfer assets between the portfolios offered by the Trust consistent with its timely receipt of all information necessary to process transfer requests. Such portfolios reserve the right to limit or terminate these transfer privileges at any time.

Additional Fund Information

ADDITIONAL
FUND INFORMATION

TAX INFORMATION

Shares of the Fund are owned for federal tax purposes by life insurance company separate accounts established in connection with variable contracts, not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning contracts and receiving distributions or other contract related payments. The Fund intends to comply with the federal tax diversification and other federal tax requirements with which it must comply in order for variable contracts to qualify for the tax treatment described in the applicable variable contract prospectus. The Fund's failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in the Fund to be subject to current taxation on all income on the contract, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to distribute substantially all of its income and capital gains each year. All dividend and capital gain distributions will automatically be reinvested in additional shares of the Fund.

CUSTODIAN, TRANSFER AGENT, FUND ACCOUNTANT AND ADMINISTRATOR

Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116 is the custodian, transfer agent, fund accountant and administrator.

PERFORMANCE

From time to time, the Fund may advertise total return and yield figures. Total return includes both past dividend income plus realized and unrealized capital appreciation (or depreciation). Yield is a measure of past dividend income. Total return and yield should not be used to predict the future performance of the Fund. Total returns and yields are presented net of the Fund's operating expenses. Fund performance information does not reflect any fees or charges imposed under a variable insurance contract.

CONFLICT MONITORING

The Fund does not currently foresee any disadvantages to contract owners arising from the fact that Fund shares are offered to both variable annuity and variable life insurance separate accounts. The Board monitors events to ensure that there are no material irreconcilable differences between or among contract owners. If such a conflict should arise, one or more separate accounts may be required to withdraw their investments in the Fund. This could possibly force the Fund to sell portfolio securities at unfavorable prices.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report, which is available upon request.

LSA VARIABLE SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                          AGGRESSIVE GROWTH FUND
                                                                                  -----------------------------------
                                                                                   YEAR ENDED            PERIOD ENDED
                                                                                  DECEMBER 31,           DECEMBER 31,
                                                                                      2002                  2001(a)
                                                                                  ------------           ------------

NET ASSET VALUE, BEGINNING OF PERIOD                                              $       9.37           $      10.00
                                                                                  ------------           ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                                          (0.04)                 (0.03)+
   Net realized and unrealized gain (loss)                                               (2.92)                 (0.60)
                                                                                  ------------           ------------
     Total from investment operations                                                    (2.96)                 (0.63)
                                                                                  ------------           ------------
NET ASSET VALUE, END OF PERIOD                                                    $       6.41           $       9.37
                                                                                  ============           ============
TOTAL RETURN                                                                            (31.59)%                (6.30)%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                                            $      4,197           $      2,534
     Net expenses to average daily net assets                                             1.25%                  1.25%**
     Net investment loss to average daily net assets                                     (0.84)%                (0.84)%**
     Portfolio turnover rate                                                               244%                   101%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio of net expenses and net investment income (loss) to average net assets would have been:
        Expenses                                                                          7.61%                  8.60%**
        Net investment loss                                                              (7.20)%                (8.19)%**


(a)  Fund commenced operations on August 14, 2001.
*    Not annualized.
**   Annualized.
+    Calculated using average shares outstanding throughout the period.

STATEMENT OF ADDITIONAL INFORMATION

The SAI provides more detailed information about the Trust and the Fund and is legally considered to be a part of this prospectus. The Fund's annual and semi-annual reports provide additional information about the Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Copies of the SAI, the annual and semi-annual reports, and other information may be obtained, at no cost, by contacting 1-800-654-2397.

OTHER INFORMATION

Information about the Fund, including the SAI, can also be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. For a fee, text-only copies can be obtained by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also call (202) 942-8090. Additionally, reports and other information about the Trust and the Fund can be obtained on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Service marks and trademarks appearing throughout this prospectus are the marks of their respective owners.

Investment Company Act file no. 811-09379

LSA VARIABLE SERIES TRUST

LSA Variable Series Trust
3100 Sanders Road, Suite M2A
Northbrook, IL 60062                                Prospectus Dated May 1, 2003

The LSA Variable Series Trust (the "Trust") is a group of portfolios sold exclusively to separate accounts of life insurance companies, including Allstate Life Insurance Company and its insurance company subsidiaries. There are presently eleven such portfolios that are available for investment, three of which, the Aggressive Growth Fund, the Equity Growth Fund (formerly, the Focused Equity Fund) and the Mid Cap Value Fund (each a "Fund" and collectively the "Funds"), are described in this prospectus.

The information in this prospectus is of interest to anyone who owns or is considering purchasing a variable annuity or variable life contract issued by an insurance company separate account that makes the Funds available as underlying investment options to contract holders. This prospectus explains the investment objectives, risks and strategies of each Fund.

You should read this prospectus to help you decide whether the insurance company separate account that invests in a Fund is the right investment for you. You should keep this prospectus for future reference along with the prospectus for the insurance product which accompanies this prospectus.

The terms "you," "your" and "yours" refers to the contract holder as an investor in the insurance company separate accounts.

To learn more about the Funds and their investments, you may obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2003 (as amended from time to time). The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference, which means it is legally part of the prospectus. For a free copy contact your insurance company or call 1-800-203-0068.

Shares of Funds within the Trust are not deposits or other obligations of any financial institution, are not guaranteed by any financial institution, are not insured by the FDIC or any agency, and involve investment risks, including the possible loss of the principal amount invested.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING, INCLUDING INFORMATION ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST AND KEEP IT FOR FUTURE REFERENCE.

TABLE OF CONTENTS

FUNDS AT A GLANCE                                     1
     General information about the Funds, the
     Manager, and the Advisers

FUND SUMMARIES                                        2
     For each Fund, the investment objective,
     Adviser, strategy, risks, who may want to
     invest, performance, and fees and expenses

     Aggressive Growth Fund
     Equity Growth Fund
     Mid Cap Value Fund

MORE INFORMATION
ABOUT THE FUNDS                                       11
     The types of investment strategies that may
     be used by some or all of the Funds and
     additional information about investment risks

MANAGEMENT OF THE FUNDS                               16
     General information about the organization
     and operations of the Funds, including
     details about the Adviser to each Fund

PRICING OF FUND SHARES                                18
     Details on how each Fund's per share price
     (also known as "net asset value") is
     determined, general information on how a
     Fund's assets are valued and how to
     purchase and redeem shares

ADDITIONAL FUND INFORMATION                           20
     Taxes, income and capital gain distributions,
     service providers, financial highlights,
     Statement of Additional Information, annual
     reports

FUNDS AT A GLANCE

THE TRUST

The LSA Variable Series Trust (the "Trust") is a group of eleven mutual fund portfolios managed by LSA Asset Management LLC (the "Manager"). This prospectus relates to the Aggressive Growth Fund, the Equity Growth Fund (formerly, the Focused Equity Fund) and the Mid Cap Value Fund (each a "Fund" and collectively the "Funds").

THE MANAGER

The Manager is registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Manager carefully selects other professional investment managers (each an "Adviser" and collectively the "Advisers") to carry out the day-to-day management of each Fund. The Manager receives a fee, payable monthly, based on a percentage of average net assets of the Funds.

THE ADVISERS

The Advisers are the professional investment managers who perform the day-to-day investing on behalf of the Funds subject to the general supervision of the Manager and the Trust's Board of Trustees (the "Board"). The fees of the Advisers are paid by the Manager, not the Funds. Each Adviser is a registered investment adviser with the SEC.

THE FUNDS

The Fund Summaries on the following pages briefly describe the objectives and principal investment strategies, the principal risks, the performance, and the fees and expenses of the Funds. Please read the section entitled "More Information About the Funds" for further information about the Funds' investment strategies and risks.

Each Fund's share price may fluctuate and you may lose money over the short or even long-term.

The following chart shows the Adviser to each Fund and each Fund's investment objective. The Board may change the investment objectives without a shareholder vote.


FUND                        ADVISER                      INVESTMENT OBJECTIVE
---------------------------------------------------------------------------------------------------------------------------
Aggressive                  Van Kampen Asset             Seeks long-term growth of capital by investing primarily in
Growth                      Management Inc.              equity securities of small and mid-sized growth companies.
---------------------------------------------------------------------------------------------------------------------------
Equity Growth               Van Kampen                   Seeks long-term capital appreciation by investing primarily in
(formerly, Focused Equity)                               growth oriented equity securities of large capitalization
                                                         companies.
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value               Van Kampen Asset             Seeks long-term growth of capital by investing primarily in equity
                            Management Inc.              securities of companies with medium market capitalizations.
---------------------------------------------------------------------------------------------------------------------------

FUND SUMMARIES

AGGRESSIVE GROWTH FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.

INVESTMENT OBJECTIVE: The Aggressive Growth Fund seeks long-term growth of capital by investing primarily in equity securities of small and mid-sized growth companies.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in equity securities (mainly common stocks) of companies the Adviser believes have an above-average potential for capital growth. The Adviser uses a "bottom-up" approach to stock selection, focusing on companies that exhibit rising earnings expectations or rising valuations. The Fund generally sells securities when earnings expectations flatten or decline.

The Fund focuses primarily on equity securities of small and mid-sized companies although it may invest in larger-sized companies that the Adviser believes have an above-average potential for capital growth.

The Fund may invest up to 100% of its assets in small companies and up to 25% of its assets in foreign securities.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK

- SMALL CAP RISK

- MID CAP RISK

- GROWTH INVESTING RISK

- MANAGEMENT RISK

- FOREIGN SECURITIES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking capital growth over the long-term.

- You are willing to accept the above-average risks associated with investing in the securities of small and mid-sized companies, which may include foreign companies.

- You are willing to accept greater volatility in hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with a broad-based index (which, unlike the Fund, does not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.

[CHART]

TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2002


2002    -31.59%


The best calendar quarter return during the period shown above was -2.44% in the 4th quarter of 2002; the worst calendar quarter return was -14.79% in the 3rd quarter of 2002.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                  SINCE FUND'S
                                               ONE YEAR            INCEPTION*
--------------------------------------------------------------------------------
Aggressive Growth Fund                           -31.59%                -27.49%
--------------------------------------------------------------------------------
Russell Midcap Growth Index                      -27.41%                -19.64%
--------------------------------------------------------------------------------


* The Fund's inception date is August 14, 2001.

In the table above, the Fund's average annual total return for the periods shown is compared to the Russell Midcap(R) Growth Index. The Russell Midcap Growth Index is an unmanaged market capitalization-weighted index that includes the stocks of the Russell Midcap Index, an index of the 800 smallest companies in the Russell 1000(R) Index, with higher price-to-book ratios and higher forecasted growth rates. The Russell 1000 Index is an index of common stocks of the 1000 largest U.S. companies measured by total market capitalizations.

Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

EQUITY GROWTH FUND
(FORMERLY, FOCUSED EQUITY FUND)

ADVISED BY: VAN KAMPEN

INVESTMENT OBJECTIVE: The Equity Growth Fund seeks long-term capital appreciation by investing primarily in growth oriented equity securities of large capitalization companies.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Adviser focuses on companies believed to have strong earnings and free cash flow potential, and compelling business strategies. Valuation is considered generally in the context of prospects for sustainable earnings growth. The Adviser's focus on individual security selection may result in an emphasis on particular industry sectors. The Fund invests primarily in companies with market capitalizations of $10 billion or more but may also invest in smaller companies.

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities. The Fund may invest in securities of foreign companies, however, it presently does not anticipate investing more than 25% of its assets in foreign securities.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK

- LARGE CAP RISK

- GROWTH INVESTING RISK

- MANAGEMENT RISK

- FOREIGN SECURITIES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking long-term capital appreciation.

- You are willing to accept the above-average risks associated with investing in a portfolio of common stocks, which may include foreign stocks.

- You are willing to accept greater volatility in hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with broad-based indices (which, unlike the Fund, do not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.


[CHART]

TOTAL RETURN FOR EACH CALENDAR YEAR

     2000      -11.82%
     2001      -15.44%
     2002      -29.81%

The best calendar quarter return during the periods shown above was 12.01% in the 1st quarter of 2000; the worst calendar quarter return was -18.53% in the 1st quarter of 2001.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                   SINCE FUND'S
                                        ONE YEAR                     INCEPTION*
--------------------------------------------------------------------------------
Equity Growth Fund                        -29.81%                        -13.17%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                 -27.88%                        -16.54%
--------------------------------------------------------------------------------
S&P 500                                   -22.10%                        - 9.72%
--------------------------------------------------------------------------------


* The Fund's inception date is October 1, 1999.

In the table above, the Fund's average annual total return for the periods shown is compared to the Russell 1000(R) Growth Index and the Standard & Poor's 500(SM) Composite Stock Price Index ("S&P 500(R)") which are unmanaged market capitalization-weighted indices. The Russell 1000 Growth Index is the Fund's benchmark index. Since the Fund is managed with a large cap growth style, its performance can be better evaluated by comparing it to the Russell 1000 Growth Index rather than the S&P 500. The Russell 1000 Growth Index includes the stocks of the Russell 1000 Index, an index of common stocks of the 1,000 largest U.S. companies measured by total market capitalization, with higher price-to-book ratios and higher forecasted growth values. The S&P 500, a widely recognized benchmark for large-cap U.S. stocks, includes common stocks of 500 major companies representing different sectors of the U.S. economy and accounts for nearly three quarters of the value of all U.S. stocks.

Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

MID CAP VALUE FUND
ADVISED BY: VAN KAMPEN ASSET MANAGEMENT INC.

INVESTMENT OBJECTIVE: The Mid Cap Value Fund seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations ("mid cap companies").

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in equity securities (mainly common stocks) of mid cap companies that the Adviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The Fund emphasizes a "value" style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The Fund may also invest in companies with smaller or larger market capitalizations.

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities of mid cap companies. For purposes of the 80% policy, a company's market capitalization is based on either its current market capitalization or its market capitalization at the time of the Fund's investment. Although a universal definition of medium market capitalization does not exist, the Adviser generally defines mid cap companies as those whose market capitalization is similar to the market capitalization of companies in the Standard & Poor's(R) MidCap 400 Index ("S&P(R) MidCap 400") or the Russell Midcap(R) Index. Companies whose capitalization no longer meets this definition after purchase continue to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions. In addition, changes to the composition of each index can change the market capitalization range of companies in the index.

The Fund may invest up to 25% of its assets in foreign securities.

PRINCIPAL RISKS: The Fund is subject to the following principal risks:

- MARKET AND COMPANY RISK

- MID CAP RISK

- VALUE INVESTING RISK

- MANAGEMENT RISK

- FOREIGN SECURITIES RISK

A description of these risks is provided in the section entitled GENERAL RISKS.

WHO MAY WANT TO INVEST: You may wish to consider investing in this Fund if:

- You are seeking long-term capital growth.

- You are willing to accept the above-average risks associated with investing in a portfolio of common stocks which may include foreign stocks.

- You are willing to accept greater volatility in hopes of a greater increase in share price.

PAST PERFORMANCE: The bar chart and table on this page provide an indication of the risks of investing in the Fund by showing how the Fund's performance changes from year to year. Both assume that all dividends and distributions will be reinvested in the Fund. The performance shown would be lower had charges imposed in connection with a variable annuity or variable life contract been taken into account. The table shows how the Fund's average annual total return compares with a broad-based index (which, unlike the Fund, does not have any fees or expenses). How the Fund has performed in the past is not necessarily indicative of how it will perform in the future.

[CHART]

TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2002


     2002      -7.49%


The best calendar quarter return during the period shown above was 10.78% in the 4th quarter of 2002; the worst calendar quarter return was -16.73% in the 3rd quarter of 2002.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 2002)


                                                                   SINCE FUND'S
                                               ONE YEAR              INCEPTION*
--------------------------------------------------------------------------------
Mid Cap Value Fund                                -7.49%                  -0.69%
--------------------------------------------------------------------------------
Russell Midcap Index                             -16.19%                 -11.69%
--------------------------------------------------------------------------------
Russell Midcap Value Index                        -9.64%                  -7.31%
--------------------------------------------------------------------------------


* The Fund's inception date is August 14, 2001.

In the table above, the Fund's average annual total return for the periods shown is compared to the Russell Midcap(R) Index and the Russell Midcap Value Index. The Russell Midcap Index is an unmanaged market capitalization-weighted index that includes the 800 smallest companies in the Russell 1000(R) Index. The Russell 1000 Index is an index of common stocks of the 1,000 largest U.S. companies measured by total market capitalization. The Russell Midcap Value Index includes the stocks of the Russell Midcap Index with lower price-to-book ratios and lower forecasted values.

Total returns would have been lower if a portion of operating expenses had not been reimbursed by the Manager.

GENERAL RISKS

General risks associated with the Funds' principal investment policies and strategies are described below. The Funds to which each risk applies are listed in brackets following the description.

MARKET AND COMPANY RISK: The value of the securities in which the Fund invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company that issued the security. [ALL FUNDS]

SMALL CAP RISK: The stocks of small cap companies (small size companies in terms of market capitalization) often involve more risk and volatility than those of larger companies. Compared to larger companies, small cap companies are often dependent on fewer products and have more limited financial resources. As a result, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there may be less publicly available information about small cap companies than larger companies. During some periods, stocks of small cap companies may underperform the stocks of mid and large cap companies. [AGGRESSIVE GROWTH FUND]

MID CAP RISK: The stocks of mid cap companies (medium size companies in terms of market capitalization) often involve more risk and volatility than those of larger companies. There may be less publicly available information about mid cap companies than larger companies. During some periods, stocks of mid cap companies may underperform the stocks of small and large cap companies. [AGGRESSIVE GROWTH AND MID CAP VALUE FUNDS]

LARGE CAP RISK: During some periods, stocks of large cap companies (large companies in terms of market capitalization) may underperform the stocks of smaller cap companies. [EQUITY GROWTH FUND]

GROWTH INVESTING RISK: During some periods, growth stocks may underperform relative to other asset classes (for example, value stocks). [AGGRESSIVE GROWTH AND EQUITY GROWTH FUNDS]

VALUE INVESTING RISK: During some periods, value stocks may underperform relative to other asset classes (for example, growth stocks). [MID CAP VALUE FUND]

MANAGEMENT RISK: Poor stock selection may cause the Fund to underperform when compared to other funds with similar objectives. [ALL FUNDS]

FOREIGN SECURITIES RISK: The Fund's foreign investments may be subject to fluctuations in foreign currency values, adverse political or economic events, and greater market volatility and lower liquidity relative to U.S. investments. [ALL FUNDS]

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. You should refer to the product prospectus describing your particular variable insurance contract for a description of insurance charges that may apply.

FEES PAID DIRECTLY FROM YOUR INVESTMENT: There are no fees or sales loads charged to your account when you buy or sell shares of the Funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):


                                          AGGRESSIVE
FUND                                        GROWTH          EQUITY GROWTH      MID CAP VALUE
----------------------------------------------------------------------------------------------
Management Fees                                 0.95%               0.95%                0.85%
----------------------------------------------------------------------------------------------
Distribution Fees (12b-1)                        None                None                 None
----------------------------------------------------------------------------------------------
Other Expenses(1)                               6.66%               3.14%                2.93%
----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses            7.61%               4.09%                3.78%
----------------------------------------------------------------------------------------------
Expense Reimbursement and Other Reductions(2)   6.36%               2.84%                2.63%
--------------------------------------------------------------- -------------------------------
Net Annual Operating Expenses                   1.25%               1.25%                1.15%
----------------------------------------------------------------------------------------------


(1) Each Fund pays operational expenses not assumed by the Manager. These expenses may include, among others, the following: fees for Fund accounting and Fund administration; fees related to the purchase, sale or loan of securities such as brokers' commissions; fees of independent accountants and legal counsel; expenses of preparing and printing shareholder annual and semi-annual reports; bank transaction charges; custodian fees and expenses; federal, state or local income or other taxes; independent Trustee compensation; SEC registration fees; and costs of Trustee and shareholder meetings.

(2) The Manager has currently agreed to reduce its fees or reimburse the Funds' expenses so that a Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of the average daily net assets ("operating expense limit"). The Manager is contractually obligated to continue this arrangement through April 30, 2004, unless the management agreement between the Manager and the Trust is terminated prior to such date. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, the Manager may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of the Manager's fee reduction/ expense reimbursement is calculated after giving effect to expense reductions received through the Fund's participation in directed brokerage/commission recapture arrangements.

EXAMPLE

The following table is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the effect of the operating expense limit between the Manager and the Fund is only taken into account for the 1 year period, and the first year of the 3 year, 5 year and 10 year periods, as it will expire on April 30, 2004 unless renewed by the Manager and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



FUND NAME                  1 YEAR        3 YEARS       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Aggressive Growth          $  127        $ 1,665       $ 3,124        $ 6,451
--------------------------------------------------------------------------------
Equity Growth              $  127        $   984       $ 1,856        $ 4,106
--------------------------------------------------------------------------------
Mid Cap Value              $  117        $   912       $ 1,726        $ 3,850
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUNDS

All of the Funds are managed by Advisers which manage other mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Funds are not otherwise directly related to any other mutual funds. Consequently, the investment performance of other mutual funds and any similarly named mutual fund may differ substantially from that of the Funds.

INVESTMENT STRATEGIES

The Board may change the Funds' investment objectives without shareholder approval in accordance with applicable law.

All of the Funds are considered "Equity Funds" because they invest primarily in equity securities. The return on an investment in any of the Funds will be based primarily on the risks and rewards relating to equity securities.

The Equity Growth Fund and the Mid Cap Value Fund have adopted a policy to invest under normal circumstances, at least 80% of their net assets (including borrowings for investment purposes) in a particular type of investment as shown in the chart below. Shareholders of these Funds will receive 60 days' notice prior to any change in such non-fundamental investment policies.


FUND                    INVESTMENT

Equity Growth           Equity securities

Mid Cap Value           Equity securities of mid cap companies


The Aggressive Growth Fund will normally invest at least 65% of its assets in equity securities.

Except for the Mid Cap Value Fund, all percentage limitations relating to the Funds' investment strategies are applied at the time a Fund acquires a security. The Mid Cap Value Fund's percentage limitation relating to the Fund's medium market capitalization investment strategy is based on its current market capitalization or its market capitalization at the time the Fund acquires a security.

EQUITY SECURITIES

Each Fund invests in equity securities. There are various types of equity securities such as common stocks, preferred stocks, depositary receipts, rights and warrants. In addition, the Funds may treat debt instruments which are "convertible" into equity as equity securities (or as debt securities). However, it is expected that the Funds' equity investments will be primarily in common stocks.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company's profits (or losses). Common stocks also entitle the holder to share in any of the company's dividends. The value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company has made all required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or progress.

Other types of equity securities are generally subject to many of the same risks as common stocks.

The Funds may invest in equity securities of U.S. and foreign companies. Investments in foreign securities present special risks and other considerations. These are discussed under the heading "Foreign Securities."

SMALL CAP AND UNSEASONED COMPANIES

All of the Funds, to varying degrees, may invest in small cap companies. Small cap companies typically include companies whose market capitalization is similar to the market capitalizations of companies listed in the Russell 2000(R) Index. As of December 31, 2002, the largest company in the Russell 2000 Index had a market capitalization of $2.24 billion. The Aggressive Growth Fund may invest a substantial portion, or at times all, of its assets in small cap companies. Small or unseasoned (less than 3 years of operating history) companies are more likely not to survive or accomplish their goals than larger more established companies since they are often dependent upon fewer products and may have limited financial resources. As a result, the value of their stock could decline significantly.

Small or unseasoned companies often experience a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. In addition, the securities of small or unseasoned companies may not have wide marketability. This fact could cause a Fund to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Further, there may be less publicly available information about small or unseasoned companies. As a result, when making a decision to purchase a security for a Fund, an Adviser may not be aware of some problems associated with the company issuing the security. In addition, transaction costs for these investments are often higher than those of investments in larger capitalization companies. Investments in small cap companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

MID CAP COMPANIES

All of the Funds, to varying degrees, may invest in mid cap companies. Mid cap companies typically include companies whose market capitalization is similar to the market capitalizations of companies listed in the Standard & Poor's(R) MidCap 400 Index ("S&P(R) MidCap 400") or the Russell Midcap(R) Index. As of December 31, 2002, the market capitalizations of the largest companies in the S&P MidCap 400 and Russell Midcap Index were $7.3 billion and $10.3 billion, respectively. The Mid Cap Value Fund will invest a substantial portion, or at times all, of its assets in mid cap companies. Mid cap companies are subject to the same risks as small cap companies, although to a lesser degree.

DEBT SECURITIES

Investments in debt securities are part of the Balanced Fund's principal investment strategy. The other Funds may have a portion of their assets invested in debt securities. Convertible debt securities may be considered equity or debt securities, and, in either event, they possess many of the attributes and risks of debt securities. A prospective investor in any of the Funds should be aware that the risks associated with investing in debt securities are that an issuer of debt securities may fail to repay interest and principal in a timely manner and that the prices of debt securities will decline if interest rates rise.

Debt securities can generally be classified into two categories as follows: (1) "investment grade" debt securities and (2) "below investment grade" debt securities (also known as "junk bonds"). Investment grade debt securities are those which are rated within the four highest rating categories of a nationally recognized rating organization (or if unrated, securities of comparable quality as determined by an Adviser). A discussion of several different ratings services appears in an Appendix to the SAI. Investment grade debt securities are considered to have less risk of issuer default than below investment grade debt securities. However, investment grade debt securities will generally have a lower yield than non-investment grade debt securities. Debt securities in the fourth highest rating category are viewed as having adequate capacity for payment of interest and repayment of principal, but do have speculative characteristics and involve a higher degree of risk than that associated with investments in debt securities in the three higher rating categories.

Money market instruments are short-term high quality debt securities. They are the highest investment grade quality and therefore carry the lowest risk of issuer default. Some common types of money market instruments include U.S. Treasury bills and notes, commercial paper, banker's acceptances and negotiable certificates of deposit. All of the Funds may invest in money market instruments and other types of debt securities as a cash reserve.

Debt securities that are rated below the four highest categories (or unrated securities of comparable quality determined by an Adviser) are known as "junk bonds." Junk bonds are considered to be of poor standing and predominantly speculative. Junk bonds are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, they present considerable risk of issuer default.

Junk bonds may be subject to substantial market fluctuations. They are also subject to greater risk of loss of income and principal than investment-grade securities. There may be less of a market for junk bonds and therefore they may be harder to sell at a desirable price.

FOREIGN SECURITIES

All of the Funds may invest in foreign securities to varying degrees, as specified in the Fund Summaries. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include indirect investments such as depositary receipts and New York Shares. Depositary receipts are generally certificates issued by a domestic or foreign bank or trust company and represent the right to receive securities of a non-U.S. issuer deposited in a domestic bank or a non-U.S. branch of a U.S. bank. Like depositary receipts, New York shares are normally listed on U.S. exchanges and represent share capital of a foreign issuer in circulation in the U.S. However, New York shares differ from depositary receipts in that they allow a non-U.S. issuer the means to have a portion of its capital outstanding in the U.S. and a portion outstanding in the issuer's home market. New York shares are issued by a U.S. transfer agent and registrar on behalf of the non-U.S. issuer.

Even with respect to U.S. issuers, such issuers may have substantial non-U.S. activities, and thus, face similar risks as foreign issuers. Conversely, certain foreign issuers may also have significant U.S. activities and may face the same risks as U.S. issuers with regard to those activities.

Foreign equity and debt securities generally have the same risk characteristics as U.S. equity and debt securities. However, they also present a number of additional risks and considerations that are not associated with U.S. investments. For example, investments in foreign securities may subject a Fund to the adverse political or economic conditions of the foreign country. These risks increase in the case of "emerging market" countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay a Fund from selling its investments and taking money out of the country. Foreign investments may also be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations. In addition, foreign securities may not be as liquid as U.S. securities which could result in a Fund being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies. Investments in foreign securities may cause a Fund to lose money when converting investments from foreign currencies into U.S. dollars due to unfavorable currency exchange rates. In addition, there may be higher brokerage commissions and custodial costs incurred by investing in foreign securities.

DERIVATIVES

Each Fund may, but is not required to, use derivatives to hedge investments and potential investments, manage risks, or to manage interest or currency-sensitive assets. Derivatives are financial instruments designed to achieve a particular economic result when the price of an underlying security, index, interest rate, commodity, or other financial instrument changes. However, hedging techniques may not always be available to the Funds; and it may not always be feasible for a Fund to use hedging techniques even when they are available. Each Fund may also enter into certain derivative transactions to enhance total return. For example, each Fund may, in lieu of purchasing the underlying assets, enter into futures contracts on stock indices or options on such futures contracts. Derivatives can subject a Fund to various levels of risk.

There are four basic derivative products: forward contracts, futures contracts, options, and swaps.

Forward contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are "marked to market" daily.

Options differ from forwards and futures in that the buyer of the option has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (depending on the type of option) the underlying security, prior to the expiration date of the option at the buyer's demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders, for a fee, to reduce their exposure to interest rate swings.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties.

Derivatives involve special risks that could result in loss. These risks include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that successful use of these strategies depend on the ability to predict pertinent market movements; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; and (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited). In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and presents even greater risk of loss when these instruments are leveraged.

TEMPORARY DEFENSIVE STRATEGIES

Each Fund may take temporary defensive positions that depart from its principal investment strategies in response to adverse market, economic, political or other conditions. During these times, a Fund may not be actively pursuing its investment goals, may not achieve its investment objective and may have up to 100% of its assets invested in preferred stocks, investment-grade debt instruments, short-term debt securities, money market instruments, or cash.

OTHER INVESTMENT RISKS

This prospectus describes the main risks an investor faces in any of the Funds. It is important to keep in mind one of the main principles of investing: the higher the risk of losing your money, the higher the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward. Risk tolerances vary among investors.

LIQUIDITY RISK

In addition to the primary risks identified in the Fund summaries, all of the Funds are subject to liquidity risk. This is the risk that a Fund will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

PORTFOLIO TURNOVER

Consistent with each Fund's investment policies, each Fund may engage in active trading without regard to the effect on portfolio turnover. A high portfolio turnover (e.g., 100% or more per year) increases a Fund's transaction costs, which could adversely impact the Fund's performance.

MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES

The Board is responsible for overseeing all operations of the Funds, including retaining and supervising the performance of the Manager.

INVESTMENT MANAGER

LSA Asset Management LLC, the Manager, located at 3100 Sanders Road, Suite M2A, Northbrook, Illinois, 60062, is each Fund's investment adviser. The Manager is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"). The Manager was organized in the state of Delaware in 1999 as a limited liability company, and is registered with the SEC as an investment adviser. The Trust is the only investment company currently managed by the Manager. The Manager has served as investment adviser to the Trust since 1999. Allstate Life, organized in 1957 as a stock life insurance company in the state of Illinois, has established a record of financial strength that has consistently resulted in superior ratings. A.M. Best Company assigns an A+ (Superior) to Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service, Inc. assigns an Aa2 (Excellent) financial strength rating to Allstate Life.

The Manager is entitled to receive from each Fund a management fee, payable monthly, at the annual rate as a percentage of average daily net assets of the Fund set forth in the table of fees and expenses included in the FUND SUMMARIES section. The Manager has currently agreed to reduce its fees or reimburse the Funds for expenses above certain limits. Currently, this limit is set so that a Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets ("operating expense limit"). The Manager is contractually obligated to continue this arrangement through April 30, 2004, unless the management agreement between the Manager and the Trust is terminated prior to such date. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, the Manager may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit.

For the fiscal year ended December 31, 2002, as a result of fee waivers the Manager did not receive Management fees from any Fund.

The Manager has overall responsibility for providing investment advisory and related services to the Funds, including responsibility for selecting Advisers to carry out the day-to-day investment management of the Funds. The Manager will review and monitor the performance of each Fund for purposes of considering whether changes should be made in regard to a Fund's investment strategies as well as whether a change in the Adviser to a Fund is warranted. The Manager will also monitor the Funds for compliance purposes and will instruct, when appropriate, each of the Advisers as to its compliance duties for its respective Fund.

The Manager considers various factors in selecting the Advisers, including:

- level of knowledge and skill

- performance as compared to a peer group of other advisers or to an appropriate index

- consistency of performance

- adherence to investment style and Fund objectives

- employees, facilities and financial strength

- quality of service

- how the Adviser's investment style complements other selected Advisers' investment styles.

Two or more Advisers may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Adviser, the Manager may change each Adviser's allocation of Fund assets from time to time, often based upon the results of the Manager's evaluations of the Advisers.

The Manager compensates the Advisers from the management fee it receives or its own resources. No additional management fees are paid by the Funds to the Advisers.

THE ADVISERS

The Advisers make the day-to-day decisions to buy and sell specific securities for a Fund. Each Adviser manages a Fund's investments according to the Fund's investment objective and strategies.

The Funds and the Manager have received an order from the SEC which permits the Manager to hire and fire Advisers or change the terms of their advisory agreements without obtaining shareholder approval. The Manager has ultimate responsibility to oversee the Advisers and their hiring, termination and replacement.

ADVISER TO THE AGGRESSIVE GROWTH FUND AND THE MID CAP VALUE FUND

VAN KAMPEN ASSET MANAGEMENT INC., 1 Parkview Plaza, PO Box 5555, Oakbrook Terrace, Illinois, 60181-5555, is the Adviser to the Aggressive Growth Fund and the Mid Cap Value Fund. The Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company with more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios, and has more than $68.4 billion under management or supervision as of December 31, 2002. Van Kampen Investments' more than 50 open-end, more than 30 closed-end funds and more than 2700 unit investment trusts are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly-owned subsidiary of Morgan Stanley.

The Aggressive Growth Fund is managed by the Adviser's Multi-Cap Growth team. The team is made up of established investment professionals. Current members of the team include Gary M. Lewis, a Managing Director of the Adviser, Dudley Brickhouse, an Executive Director of the Adviser, Janet Luby, an Executive Director of the Adviser, David Walker, an Executive Director of the Adviser, Matthew Hart, a Vice President of the Adviser, and Scott Miller, an Associate of the Adviser.

The Mid Cap Value Fund is managed by the Adviser's Equity Income team. The team is made up of established investment professionals. Current members of the team include James A. Gilligan, Managing Director of the Adviser, Thomas Bastian, Vice President of the Adviser, Sergio Marcheli, Vice President of the Adviser, James O. Roeder, Vice President of the Adviser, and Vincent E. Vizachero, an Associate of the Adviser.

ADVISER TO THE EQUITY GROWTH FUND

MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, is the adviser to the Equity Growth Fund. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSIM is a direct subsidiary of Morgan Stanley and does business in certain instances (including its role as Adviser to the Equity Growth Fund) under the name "Van Kampen." The portfolio is managed by the Adviser's Large Cap Growth Team. Current members of the team include William S. Auslander, Managing Director, and Jeffrey S. Alvino, Executive Director.

PRICING OF FUND SHARES

NET ASSET VALUE

Each Fund's per share price (also known as "net asset value" or "NAV") is determined as of the close of regular trading (normally 4:00 p.m., Eastern Time) every day that the New York Stock Exchange ("NYSE") is open for business. If the NYSE closes at any other time, or if an emergency exists, the time at which the NAV is calculated may differ. Each Fund calculates the price per share based on the values of the securities it owns. The price per share is calculated separately for each Fund by dividing the value of a Fund's assets, minus all liabilities, by the number of the Fund's outstanding shares.

A Fund's investments are valued based on market value or on fair value if no market value is readily available or if an event occurs which may materially affect the value of a security. Fair value is determined under guidelines set by the Board. All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of "amortized" cost.

Each Fund may purchase securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares; therefore, the value of the securities held by the Funds may change on days when shareholders will not be able to purchase or redeem the Funds' shares.

PURCHASING AND REDEEMING SHARES

The per share price received will be the price next determined after a Fund receives and accepts a purchase or redemption order. Payments for redemptions generally will be made no later than seven days after receipt of a redemption request, and generally on the date of receipt.

You may direct the purchase or redemption of shares of the Funds only in connection with your ownership of variable annuity contracts or variable life insurance policies offered through insurance company separate accounts. You may not place orders directly with the Funds. You should refer to the product prospectus describing your particular variable insurance contract for information on how to select specific Funds as underlying investment options for your contract and how to redeem monies from the Funds.

Orders received by the Funds are effected only on days when the NYSE is open for trading ("Business Days"). The insurance company separate accounts purchase and redeem shares of each Fund at the Fund's net asset value per share calculated as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), although purchases and redemptions may be executed the next morning. Redemption proceeds paid by wire transfer will normally be wired in federal funds on the next Business Day after the Fund receives actual notice of the redemption order, but may be paid within three Business Days after receipt of actual notice of the order (or longer as permitted by the SEC). The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In addition, each Fund reserves the right to suspend the offering of its shares for any period of time, and reserves the right to reject any specific purchase order. The Funds do not assess any fees when they sell or redeem their shares.

EXCESSIVE TRADING

Short-term or excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing Fund expenses. Accordingly, a Fund may reject any purchase orders, particularly from market timers or investors who, in the Manager's or a Fund's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Fund. For these purposes, the Manager or a Fund may consider an investor's trading history (including accounts under common ownership or control) in that Fund or any other Fund offered by the Trust. The Trust also reserves the right to institute, at any time in its sole discretion, a policy that would delay exchanges between or among one or more Funds on a delayed basis in accordance with the terms of such policy. The Trust will provide shareholders with written notice prior to implementation of such a policy.

TRANSFERS

The separate account issuing your variable insurance contract may transfer assets between the Funds consistent with its timely receipt of all information necessary to process transfer requests. The Funds reserve the right to limit or terminate these transfer privileges at any time.

ADDITIONAL FUND INFORMATION

TAX INFORMATION

Shares of the Funds are owned for federal tax purposes by life insurance company separate accounts established in connection with variable contracts, not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning contracts and receiving distributions or other contract related payments. Each Fund intends to comply with the federal tax diversification and other federal tax requirements with which it must comply in order for variable contracts to qualify for the tax treatment described in the applicable variable contract prospectus. A Fund's failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that Fund to be subject to current taxation on all income on the contract, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund intends to distribute substantially all of its income and capital gains each year. All dividend and capital gain distributions will automatically be reinvested in additional shares of the Funds.

CUSTODIAN, TRANSFER AGENT, FUND ACCOUNTANT AND ADMINISTRATOR

Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116 is the custodian, transfer agent, fund accountant and administrator.

PERFORMANCE

From time to time, the Funds may advertise total return and yield figures. Total return includes both past dividend income plus realized and unrealized capital appreciation (or depreciation). Yield is a measure of past dividend income. Total return and yield should not be used to predict the future performance of a Fund. Total returns and yields are presented net of the Funds' operating expenses. Fund performance information does not reflect any fees or charges imposed under a variable insurance contract.

CONFLICT MONITORING

The Funds do not currently foresee any disadvantages to contract owners arising from the fact that Fund shares are offered to both variable annuity and variable life insurance separate accounts. The Board monitors events to ensure that there are no material irreconcilable differences between or among contract owners. If such a conflict should arise, one or more separate accounts may be required to withdraw their investments in one or more Funds. This could possibly force such Funds to sell portfolio securities at unfavorable prices.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Trust's Annual Report, which is available upon request.

LSA VARIABLE SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                           AGGRESSIVE GROWTH FUND
                                                                               --------------------------------------
                                                                                   YEAR ENDED       PERIOD ENDED
                                                                                  DECEMBER 31,       DECEMBER 31,
                                                                                      2002            2001(a)
                                                                               ----------------- -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $          9.37   $           10.00
                                                                               ---------------   -----------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                                          (0.04)              (0.03)+
   Net realized and unrealized gain (loss)                                               (2.92)              (0.60)
                                                                               ---------------   -----------------
     Total from investment operations                                                    (2.96)              (0.63)
                                                                               ---------------   -----------------
NET ASSET VALUE, END OF PERIOD                                                 $          6.41   $            9.37
                                                                               ===============   =================
TOTAL RETURN                                                                            (31.59)%             (6.30)%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                                         $         4,197   $           2,534
     Net expenses to average daily net assets                                             1.25%               1.25%**
     Net investment loss to average daily net assets                                     (0.84)%             (0.84)%**
     Portfolio turnover rate                                                               244%                101%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio of net expenses and net investment income (loss) to average net assets would have been:
        Expenses                                                                          7.61%               8.60%**
        Net investment loss                                                              (7.20)%             (8.19)%**



(a) Fund commenced operations on August 14, 2001.
*   Not annualized.
**  Annualized.
+   Calculated using average shares outstanding throughout the period.

                                                                                EQUITY GROWTH FUND
                                                        -----------------------------------------------------------------
                                                           YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                          DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                              2002             2001             2000            1999(a)
                                                        --------------    -------------    -------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $         8.62    $       10.20    $       12.07    $       10.00
                                                        --------------    -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                  (0.02)           (0.04)           (0.06)+          (0.01)
   Net realized and unrealized gain (loss)                       (2.55)           (1.53)           (1.36)            2.08
                                                        --------------    -------------    -------------    -------------
     Total from investment operations                            (2.57)           (1.57)           (1.42)            2.07
                                                        --------------    -------------    -------------    -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized capital gains                                   -            (0.01)           (0.45)               -
                                                        --------------    -------------    -------------    -------------
     Total distributions                                             -            (0.01)           (0.45)               -
                                                        --------------    -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                          $         6.05    $        8.62    $       10.20    $       12.07
                                                        ==============    =============    =============    =============
TOTAL RETURN                                                    (29.81)%         (15.44)%         (11.82)%          20.70%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                  $        5,740    $       7,555    $       7,646    $       6,564
     Net expenses to average daily net assets                     1.25%            1.25%            1.25%            1.25%**
     Net investment loss to average daily net assets             (0.25)%          (0.45)%          (0.50)%          (0.36)%**
     Portfolio turnover rate                                       189%             103%              87%              26%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio
      of net expenses and net investment income
      (loss) to average net assets would have been:
        Expenses                                                  4.09%            3.90%            3.68%            4.54%**
        Net investment loss                                      (3.09)%          (3.10)%          (2.93)%          (3.65)%**


(a) Fund commenced operations on October 1, 1999.
*   Not annualized.
**  Annualized.
+   Calculated using average shares outstanding during the period.

                                                                                        MID CAP VALUE FUND
                                                                              ------------------------------------
                                                                                  YEAR ENDED       PERIOD ENDED
                                                                                 DECEMBER 31,      DECEMBER 31,
                                                                                     2002             2001(a)
                                                                              ----------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $          10.67   $           10.00
                                                                              ----------------   -----------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                                           0.02                0.04+
   Net realized and unrealized gain (loss)                                               (0.82)               0.67
                                                                              ----------------   -----------------
     Total from investment operations                                                    (0.80)               0.71
                                                                              ----------------   -----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                            (0.02)              (0.04)
                                                                              ----------------   -----------------
     Total distributions                                                                 (0.02)              (0.04)
                                                                              ----------------   -----------------
NET ASSET VALUE, END OF PERIOD                                                $           9.85   $           10.67
                                                                              ----------------   -----------------
TOTAL RETURN                                                                             (7.49)%              7.07%*

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)                                        $         10,630   $           2,807
     Net expenses to average daily net assets                                             1.15%               1.15%**
     Net investment income to average daily net assets                                    0.36%               1.01%**
     Portfolio turnover rate                                                                70%                 33%
     Without the waiver/reimbursement of expenses
      by the Manager and other reductions, the ratio of net expenses and net investment income (loss) to average net assets would have been:
        Expenses                                                                          3.78%               7.18%**
        Net investment loss                                                              (2.27)%             (5.02)%**



(a) Fund commenced operations on August 14, 2001.
*   Not annualized.
**  Annualized.
+   Calculated using average shares outstanding during the period.

STATEMENT OF ADDITIONAL INFORMATION

The SAI provides more detailed information about the Trust and the Funds and is legally considered to be a part of this prospectus. The Funds' annual and semi-annual reports provide additional information about the Funds' investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year. Copies of the SAI, the annual and semi-annual reports, and other information may be obtained, at no cost, by contacting 1-800-203-0068.

OTHER INFORMATION

Information about the Funds, including the SAI, can also be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. For a fee, text-only copies can be obtained by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also call (202) 942-8090. Additionally, reports and other information about the Trust and the Funds can be obtained on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Service marks and trademarks appearing throughout this prospectus are the marks of their respective owners.

Investment Company Act file no. 811-09379

                            LSA VARIABLE SERIES TRUST


          Emerging Growth Equity Fund
          Aggressive Growth Fund
          Capital Appreciation Fund
          Equity Growth Fund
          Diversified Mid-Cap Fund
          Mid Cap Value Fund
          Capital Growth Fund
          Blue Chip Fund
          Value Equity Fund
          Basic Value Fund
          Balanced Fund

                           (collectively, the "Funds")


                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003


     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the current prospectus dated May 1, 2003 (as amended from time to time) of the LSA Variable Series Trust (the "Trust"). The Annual Report to Shareholders dated December 31, 2002 is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information. To obtain a prospectus or the Annual Report to Shareholders, without charge, please call one of the following:



    Allstate Life Insurance Company                           1-800-366-1411

    Glenbrook Life and Annuity Company                        1-800-755-5275

    Lincoln Benefit Life Company                              1-800-865-5237

    Allstate Life Insurance Company (policies formerly        1-800-654-2397
    underwritten by Northbrook Life Insurance Company)

    Allstate Life Insurance Company of New York
    (sold through Morgan Stanley)                             1-800-256-9392

    Allstate Life Insurance Company of New York
    (sold through other-than Morgan Stanley)                  1-800-692-4682

    Allstate Financial Group                                  1-800-203-0068
    (Allstate Advisor - Countrywide, except NY)

    Allstate Financial Group                                  1-866-718-9824
    (Allstate Advisor - New York)



     This Statement of Additional Information is intended to provide additional information about the activities and operations of the Trust and the Funds and should be read in conjunction with the prospectus.

     You can review the Trust's prospectus as well as other reports relating to the Trust at the Public Reference Room of the Securities and Exchange Commission ("SEC").

     You can get text-only copies:


     For a fee by writing to or calling the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. Telephone: (202) 942-8090 or; free, from the SEC's Internet website at http://www.sec.gov.

TABLE OF CONTENTS                                                     PAGE
-----------------                                                     ----
The Trust and the Funds                                                 3

Investment Objectives and Policies                                      3

Board of Trustees                                                      27

Code of Ethics                                                         30

Capital Structure                                                      30

Control Persons                                                        31

Investment Management Arrangements                                     31

Fund Expenses                                                          36

Portfolio Transactions and Brokerage                                   36

Determination of Net Asset Value                                       41

Purchase and Redemption of Shares                                      42

Suspension of Redemptions and Postponement
of Payments                                                            42

Investment Performance                                                 42

Taxes                                                                  47

Custodian, Transfer Agent, Fund Accountant
and Administrator                                                      51

Distributor                                                            51

Independent Auditors                                                   51

Financial Statements                                                   51

Appendix A                                                             52

                             THE TRUST AND THE FUNDS


     LSA Variable Series Trust (the "Trust") presently consists of eleven portfolios: the Emerging Growth Equity Fund, Aggressive Growth Fund, Capital Appreciation Fund, Equity Growth Fund (formerly, Focused Equity Fund), Diversified Mid-Cap Fund, Mid Cap Value Fund, Capital Growth Fund (formerly, Growth Equity Fund), Blue Chip Fund, Value Equity Fund, Basic Value Fund, and Balanced Fund (each referred to as a "Fund" and collectively as the "Funds"). The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust was formed as a Delaware Statutory Trust on March 2, 1999. Shares of the Funds are sold exclusively to insurance company separate accounts as a funding vehicle for variable life insurance or variable annuity contracts, including separate accounts of Allstate Life Insurance Company ("Allstate Life") and its insurance company subsidiaries.


     LSA Asset Management LLC (the "Manager"), located at 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062, is a wholly owned subsidiary of Allstate Life and is the investment manager of each Fund. The specific investments of each Fund are managed on a day-to-day basis by investment advisers ("Advisers") selected by the Manager.

                       INVESTMENT OBJECTIVES AND POLICIES

A.   FUNDAMENTAL RESTRICTIONS OF THE FUNDS

     Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the holders of the applicable Fund's outstanding voting securities. Under the 1940 Act, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the shares of a Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (2) the holders of more than 50% of the outstanding shares of the Fund. Those investment policies that are not fundamental investment restrictions may be changed by the Board of Trustees of the Trust (the "Board") without a shareholder vote under the 1940 Act. In addition, each Fund's investment objective may be changed without a shareholder vote.

FOR ALL FUNDS OTHER THAN THE DIVERSIFIED MID-CAP FUND

     Each Fund may not:

     1. Issue senior securities. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, the purchase or sale of permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with a Fund's investment policies, and reverse repurchase agreements are not deemed to be issuances of senior securities or purchasing on margin;

     2. Borrow money, except from banks and then only if immediately after each such borrowing there is asset coverage of at least 300% (including the amount borrowed) as defined in the 1940 Act. For purposes of this investment restriction, reverse repurchase agreements, mortgage dollar rolls, short sales, futures contracts, options on futures contracts, securities or indices, when issued and delayed delivery transactions and securities lending shall not constitute borrowing for purposes of this limitation to the extent they are covered by a segregated account consisting of appropriate liquid assets or by an offsetting position;

     3. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities a Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act");

     4. Purchase or sell real estate, except that a Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (e.g., real estate investment trusts ("REITs")), (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities, (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (vi) invest in real estate limited partnerships;

     5. Invest in commodities, except that a Fund may (i) invest in securities of issuers that invest in commodities, and (ii) engage in permissible options and futures transactions and forward foreign currency contracts, entered into in accordance with the Fund's investment policies;

     6. Make loans, except that a Fund may (i) lend portfolio securities in accordance with the Fund's investment policies in amounts up to 33 1/3% of the Fund's total assets (including collateral received) taken at market value, (ii) enter into fully collateralized repurchase agreements, and (iii) purchase debt obligations in which the Fund may invest consistent with its investment policies;

     7. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities)if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that this limitation does not apply to the Equity Growth Fund. For these purposes, each Adviser determines appropriate industry classification which means that different Funds will use different industry classification standards. Although permitted to do so, the Equity Growth Fund has no present intention of concentrating its assets in any particular industry or group of industries.


     In addition, each Fund will operate as a "diversified" fund within the meaning of the 1940 Act. This means that with respect to 75% of a Fund's total assets, a Fund will not purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities) if:


   - such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

   - such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

FOR THE DIVERSIFIED MID-CAP FUND

The following are fundamental investment restrictions which relate only to the Diversified Mid-Cap Fund.

     The Fund may not:


     1. With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the voting securities of that issuer;

     2. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended;

     3. Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     4. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

     5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), if, as a result, more than 25% of the Fund's total assets would be invested in companies whose principal business activities are in the same industry;

     6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

     8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

     THE FOLLOWING INVESTMENT RESTRICTIONS, PERTAINING ONLY TO THE DIVERSIFIED MID-CAP FUND, ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER
APPROVAL:

     (i) The Diversified Mid-Cap Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (ii) The Diversified Mid-Cap Fund may borrow money only (a) from a bank or
          (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment restrictions (3)).

     (iii)The Diversified Mid-Cap Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


For purposes of normally investing at least 80% of the Diversified Mid-Cap Fund's assets in securities of companies with medium market capitalizations, Fidelity Management & Research Company ("FMR") intends to measure the capitalization range of the Russell Midcap Index and the Standard and Poor's(R) MidCap 400 Index ("S&P(R) MidCap 400") no less frequently than once a month.


If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Diversified Mid-Cap Fund's assets will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings under
Section 18(f)(1) of the 1940 Act shall be maintained in the manner contemplated by that Section. For the purposes of determining all investment restrictions, the Diversified Mid-Cap Fund currently interprets "total assets" to exclude collateral received for securities lending transactions.

B.   MISCELLANEOUS INVESTMENT PRACTICES

     The following discussion provides additional information about the types of securities which may be purchased by one or more of the Funds, including information about certain non-fundamental investment restrictions, and about risk factors. An investor in a Fund would be exposed to all of the investment risks associated with the securities purchased by that Fund. Therefore, these risks should be considered carefully by all prospective investors. In addition, due to the numerous factors that affect investment results, it is not possible to identify every possible risk factor.

     Unless otherwise noted, all investment limitations that are expressed as a percentage of a Fund's assets are applied as of the time a Fund purchases a particular security, except those limitations relating to a Fund's asset coverage requirements applicable to certain borrowings under Section 18 of the 1940 Act. For purposes of determining all investment restrictions, each Fund currently interprets "total assets" to exclude collateral received for securities lending transactions.

     Not all Funds will necessarily engage in all of the strategies discussed below, even where it is permissible for a Fund to do so.

PORTFOLIO TURNOVER


     Consistent with each Fund's investment policies, the Emerging Growth Equity Fund, Aggressive Growth Fund, Equity Growth Fund, and Diversified Mid-Cap Fund experienced portfolio turnover rates over 100% during the fiscal year ended December 31, 2002. These Funds may engage in active trading without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., 100% or more per year) would cause a Fund to incur additional transaction costs on the sale of securities and reinvestment in other securities.



MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES

     Each Fund may hold cash items and invest in money market instruments under appropriate circumstances as determined by the Advisers in consultation with the Manager. Each Fund may invest up to 100% of its assets in cash or money market instruments for temporary defensive purposes. The Diversified Mid-Cap Fund may invest up to 100% of its total assets in preferred stocks and investment-grade debt instruments for temporary defensive purposes.

     Money market instruments include (but are not limited to): (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

     Money market instruments are subject, to a limited extent, to credit risk. Credit risk is the possibility that the issuer of a security may fail to repay interest and principal in a timely manner. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the possibility that a foreign government will not let U.S. dollar-denominated assets leave the country; the possibility that the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and the possibility that adverse political or economic developments will affect investments in a foreign country.

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

     Each Fund may purchase certificates of deposit and bankers' acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

REPURCHASE AGREEMENTS


     Each Fund is permitted to enter into fully collateralized repurchase agreements. A Fund will enter into repurchase agreements only with banks and broker/dealers believed by the Manager to present minimal credit risks.


     A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold to a Fund at a mutually agreed upon time and price. It may also be viewed as the loan of money by a Fund to the seller of the security. The resale price would be in excess of the purchase price, reflecting an agreed upon market interest rate.


     The Advisers will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price (including interest).


     Further, a Fund could experience: delays in liquidating the underlying securities while it enforces its rights to the collateral; below normal levels of income; decline in value of the underlying securities; or a lack of access to income during this period. A Fund may also incur unanticipated expenses associated with enforcing its rights in connection with a repurchase agreement transaction.

     If a Fund's Adviser has obtained an order issued by the Securities and Exchange Commission (the "SEC"), the Fund, together with other registered investment companies managed by the particular Fund's Adviser or its affiliates, may (subject to such order) transfer uninvested cash balances into a single joint account, the daily aggregate balance of which may be invested in one or more repurchase agreements.

REVERSE REPURCHASE AGREEMENTS


     Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by a Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which a Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by a Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, increases the possibility of fluctuation in the Fund's net asset value. A Fund will establish a segregated account with its custodian bank in which the Fund will maintain liquid assets equal in value to the Fund's obligations with respect to any reverse repurchase agreements.

DEBT SECURITIES

     Each Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed securities; (4) mortgage-related securities, including collateralized mortgage obligations ("CMOs"); and (5) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S.

corporations, banks or bank holding companies, or other non-U.S. issuers. Debt securities may be classified as investment grade debt securities and non-investment grade debt securities.


INVESTMENT GRADE DEBT SECURITIES


     Each Fund is permitted under its investment policies to invest in debt securities rated within the four highest rating categories (i.e., Aaa, Aa, A or Baa by Moody's Investor Service, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's(R) ("S&P(R)")) (or, if unrated, securities of comparable quality as determined by its Adviser). These securities are generally referred to as "investment grade securities." Appendix A contains descriptions of the ratings of the ratings services. Each rating category has within it different gradations or sub-categories. If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, the Adviser will use its discretion in determining whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (i.e., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by an Adviser) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories. Such securities lack outstanding investment characteristics and have speculative characteristics. Ratings made available by S&P and Moody's are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, an Adviser also will make its own evaluation of these securities. Among the factors that will be considered are the long-term ability of the issuers to pay principal and interest and general economic trends.


BELOW INVESTMENT GRADE DEBT SECURITIES


     Securities rated below investment grade ("non-investment grade") are commonly referred to as "high yield-high risk securities" or "junk bonds." Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3," "Ba2" and "Ba1." Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by a Fund with a commensurate effect on the value of a Fund's shares. If a security is downgraded, the Adviser will use its discretion in determining whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. If a Fund invests in non-investment grade securities, its ability to achieve its investment objectives may be more dependent on the Adviser's judgment concerning the creditworthiness of issuers than it would be if the Fund invested in higher-rated securities.


     The Value Equity Fund has no limit on the amount of assets it may invest in non-investment grade convertible debt securities and it may invest up to 5% in non-investment grade, non-convertible debt securities. The Value Equity Fund does not expect to invest more than 10% of total assets in non-investment grade securities of any type. The Diversified Mid-Cap Fund may invest up to 10% of its total assets in any quality debt securities. The Equity Growth Fund may invest up to 10% of the Fund's total assets in non-investment grade convertible debt securities. The Balanced Fund may invest up to 25% of its total assets in below investment grade debt securities. The Capital Appreciation Fund may invest up to 35% of its total assets in below investment grade debt securities. The Capital Growth Fund may invest up to 10% of its total assets in below investment grade debt securities. The Emerging Growth Equity Fund, the Blue Chip Fund and the Basic Value Fund will not invest in below investment grade debt securities.

     Junk bonds pay higher interest yields in an attempt to attract investors. Junk bonds may be issued by small, less-seasoned companies, or by larger companies as part of a corporate restructuring such as a merger, acquisition or leveraged buy out. However, junk bonds have special risks that make them riskier investments than investment-grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than are lower-yielding, investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a greater possibility that an issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency.

     These risks mean that the Funds investing in junk bonds may not achieve the expected income from lower-grade securities, and that the net asset value per share of such Funds may be affected by declines in the value of these securities. However, the Funds' limitations on investing in junk bonds may reduce some of these risks.


     The market value of certain junk bonds also tend to be more sensitive to individual corporate developments and changes in economic conditions than do higher quality bonds. Additionally, medium and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.


MORTGAGE-RELATED SECURITIES

     Each Fund may invest in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Each Fund may also invest in other types of mortgage-backed securities. Pools of mortgage loans are assembled for sale to investors (such as the Funds) by various governmental, government-related and private organizations. A Fund may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties.

     In general, there are several risks associated with mortgage-related securities. One is the risk that the monthly cash inflow from the underlying loan may be insufficient to meet the monthly payment requirements of the mortgage-related security.

     Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage-related security. Early returns of principal will affect the average life of the mortgage-related securities remaining in a Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.


     CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.


     Mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Adviser, the investment restriction limiting a Fund's investment in illiquid investments to not more than 15% of the value of its net assets is applicable. See the information found under the heading "Illiquid Securities."

     The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk which is the risk that prepayments of the underlying mortgages may shorten the life of the investment, adversely affecting yield to maturity. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. Evaluation of the risks associated with prepayment and determination of the rate at which prepayment will occur, is influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, and slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by a Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

     Mortgage securities differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (i.e., a Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. As noted, the mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment scenarios, a Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective at "locking in" a specified interest rate than are conventional bonds or certain types of U.S. government securities.

     REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs' managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs, under applicable regulatory requirements, for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, adverse general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically by property type or in certain other respects, these risks may be heightened. A Fund that invests in a REIT will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which that Fund invests.

ASSET-BACKED SECURITIES

     Each Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities may include home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. The Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited.

     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may entail features that make them less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, such as credit card receivables, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws granting protection to the debtor. Certain collateral may be difficult to locate in the event of default and recoveries on depreciated or damaged collateral may not support payments on these securities.


EQUITY SECURITIES

     Each Fund may invest in equity securities which include common stocks, preferred stocks (including convertible preferred stock), depositary receipts and rights to acquire such securities (such as warrants). In addition, the Funds may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. These convertible debt securities are considered equity securities for purposes of the Funds' investment policies and limitations. Generally, the Funds' equity securities will consist mostly of common stocks.

     The value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than the bonds and other debt to actual or perceived changes in the company's financial condition or progress.

RIGHTS AND WARRANTS

     Each Fund may invest in warrants, which are certificates that give the holder the right to buy a specific number of shares of a company's stock at a stipulated price within a certain time limit (generally, two or more years). A right refers to the right of an existing shareholder to purchase shares of a new issue of stock in proportion to the number of shares the investor already owns. Rights are valued separately and may be purchased in the secondary market. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a right or warrant does not necessarily change in tandem with the value of the underlying securities, and a right or warrant ceases to have value if it is not exercised prior to its expiration date.

SMALL MARKET CAPITALIZATION SECURITIES


     Each Fund may invest in equity securities (including securities issued in initial public offerings) of companies with small market capitalizations ("small cap companies") at the time of purchase. Small cap companies typically include companies whose market capitalization is similar to the market capitalizations of companies listed in the Russell 2000(R) Index. As of December 31, 2002, the largest company in the Russell 2000 Index had a market capitalization of approximately $2.24 billion. Because the issuers of small cap securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources and may have less historical data with respect to operations and management. As a result, securities of small cap companies are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. In addition, small cap companies whose securities are offered in initial public offerings may be more dependent on a limited number of key employees. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.


NON-U.S. SECURITIES


     Each Fund is permitted to invest a portion of its assets in non-U.S. securities, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), New York shares and other similar types of instruments. ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a non-U.S. issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. EDRs, which are sometimes referred to as Continental Depositary

Receipts ("CDRs"), are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on non-U.S. securities exchanges and are denominated in non-U.S. currencies. Like depositary receipts, New York shares are normally listed on U.S. exchanges and represent share capital of a foreign issuer in circulation in the U.S. However, New York shares differ from depositary receipts in that they allow a non-U.S. issuer the means to have a portion of its capital outstanding in the U.S. and a portion outstanding in the issuer's home market. New York shares are issued by a U.S. transfer agent and registrar on behalf of the non-U.S. issuer. The value of an ADR, EDR, GDR or New York shares will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in non-U.S. securities. When selecting securities of non-U.S. issuers, the Manager or the respective Adviser will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.


     Investing in securities issued by non-U.S. issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about non-U.S. issuers compared with U.S. issuers. For example, non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. In addition, the values of non-U.S. securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of non-U.S. currencies, application of non-U.S. tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

     Investing in non-U.S. sovereign debt will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions with the relevant country. Many foreign countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Many foreign countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

     From time to time, each Fund may invest in securities of issuers located in emerging market countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

     "Emerging markets" are located in the Asia-Pacific region, Eastern and Central Europe, Latin America, South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristics of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. A Fund may be required to establish special custodian or other arrangements before making investments in securities of issuers located in emerging market countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

CURRENCY TRANSACTIONS

     Each Fund, except the Emerging Growth Equity Fund, may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon, and exchange listed and OTC options on currencies.

     Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements." The Balanced Fund and the Emerging Growth Equity Fund will not engage in forward foreign currency contracts. The Balanced Fund will not engage in currency swaps.


     A Fund may enter into currency transactions only with counterparties determined to be creditworthy by an Adviser.


     A Fund may also enter into options and futures contracts relative to a foreign currency to hedge against fluctuations in foreign currency rates. The use of forward currency transactions and options and futures contracts relative to a foreign currency to protect the value of a Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of a Fund's underlying securities. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency, the Fund will segregate cash or liquid assets in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract, or otherwise cover its position in a manner permitted by the SEC.

     A Fund would incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

OPTIONS AND FUTURES CONTRACTS

     Each Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or, to the extent a Fund invests in foreign securities, currency exchange rates, or to otherwise manage their term structures, sector selection and durations in accordance with the Fund's investment objectives and policies.

     In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Funds, and for cash flow management, a Fund may employ certain hedging and risk management techniques. These techniques include the purchase and sale of options, futures and options on futures involving equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices. Although these hedging transactions are intended to minimize the risk of loss due to a decline in the value of the hedged security, asset class or currency, certain of them may limit any potential gain that might be realized should the value of the hedged security increase. A Fund may engage in these types of transactions for the purpose of enhancing returns. The use of options can also increase a Fund's transaction costs.

     The techniques described herein will not always be available to the Funds, and it may not always be feasible for a Fund to use these techniques even where they are available. For example, the cost of entering into these types of transactions may be prohibitive in some situations. In addition, a Fund's ability to engage in these transactions may also be limited by tax considerations and certain other legal considerations.

     A Fund may write covered call options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

     The Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on foreign securities the particular Fund holds in its portfolio or that it intends to purchase. For example, if a Fund enters into a contract to purchase securities denominated in foreign currency, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

     In addition, a Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices. Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities.

     A Fund may write covered options only. "Covered" means that, so long as a Fund is obligated as the writer of a call option on particular securities or currency, it: (1) will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or (2) will establish or maintain with its custodian for the term of the option a segregated account consisting of liquid assets. A Fund will cover any put option it writes on particular securities or currency by maintaining a segregated account with its custodian as described above.

     To hedge against fluctuations in currency exchange rates, a Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, a Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations. This provides an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-U.S. security, the Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-U.S. security position. The Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire or to increase or decrease equity exposure in managing cash flows.

     The Funds also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-U.S. security of the same currency. A Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-U.S. securities. A Fund may write a covered call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-U.S. securities.

     Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, a Fund will be required to deposit and maintain liquid assets with a custodian equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian additional liquid assets equal in value to the deficiency.

     To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "bona fide hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Fund has entered into. However, the "in-the-money" amount of such options may be excluded in computing the 5% limit. Adoption of this guideline will not limit the percentage of a Fund's assets at risk to 5%. In addition, each Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Fund's total assets under normal conditions; or
(c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     A Fund's use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") involves certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include:

- dependence on the ability of an Adviser to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets;

- imperfect correlation between movements in the price of the securities or currencies hedged or used for cover;

- the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund invests;

- lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect a Fund's ability to establish or close out a position;

- possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of a Fund's assets to cover its obligations; and

- the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended, (the "Code").

     In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, it may be that a Fund would have been in a better position had it not used such a strategy at all. The Funds' ability to engage in certain investment strategies, including hedging techniques, may be limited by tax considerations, cost considerations and other factors.

     Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits, and in the case of options obligating a Fund to purchase securities may require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such futures contracts and options to the extent not covered by an offsetting position.

     While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

     Perfect correlation between a Fund's futures positions and portfolio positions is impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

     Some futures contracts or options on futures may be inherently illiquid or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily price limit is reached no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

     The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a Fund's portfolio securities and depends on an Adviser's ability to predict correctly the direction and degree of movements in interest rates. Although it is believed that use of the hedging and risk management techniques described above will benefit the Funds, if an Adviser's judgment about the direction or extent of the movement in interest rates is incorrect, a Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if a Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

SWAP AGREEMENTS


     A Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. The Emerging Growth Equity, Equity Growth, Diversified Mid-Cap, Value Equity and Balanced Funds may invest up to 10% of their assets in these types of instruments. The Capital Growth Fund will not enter into credit, currency, index, interest rate and mortgage swaps and may invest up to 10% of its total assets in equity swaps. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange (swap) the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments equal to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments equal to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

     A Fund will usually enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be covered by liquid assets having an aggregate net asset value at least equal to the accrued excess maintained by the Fund's custodian in a segregated account. If a Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each such swap. A Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined to be creditworthy by an Adviser, subject to approval by the Manager. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

     A Fund may invest in equity swaps. As noted, equity swaps allow one party to exchange the dividend income or other components of return on an equity investment for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of particular securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps are very volatile. To the extent that an Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

     The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that a Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms an Adviser believes are advantageous to such Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that a Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased.

Because interest rate swaps, caps, collars and floors are privately negotiated transactions rather than publicly traded, they may be considered to be illiquid securities. To the extent that an Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss.

STRUCTURED INVESTMENTS


     Each Fund may enter into Structured Investments. Structured Investments are derivative securities that are convertible into, or the value of which is based upon the value of, other debt or equity securities or indices or other factors. Currency exchange rates, interest rates (such as the prime lending rate and the London InterBank Offered Rate ("LIBOR")) and stock indices (such as the Standard & Poor's 500(SM) Index ("S&P 500(R)")) may be used. The amount a Fund receives when it sells a Structured Investment or at maturity of a Structured Investment is not fixed, but is based on the price of the underlying security or index or other factor. Particular Structured Investments may be designed so that they move in conjunction with or differently from their underlying security or index in terms of price or volatility. It is impossible to predict whether the underlying index or price of the underlying security will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of Structured Investments) will be influenced by the same types of political and economic events that affect particular issuers of fixed income and equity securities and capital markets generally. Structured Investments also may trade differently from their underlying securities. Structured Investments generally trade on the secondary market, which is fairly developed and liquid. However, the market for such securities may be shallow compared to the market for the underlying securities or the underlying index. Accordingly, periods of high market volatility may affect the liquidity of Structured Investments, making high volume trades possible only with discounting.


     Structured Investments are a relatively new innovation and may be designed to have various combinations of equity and fixed income characteristics. The following sections describe four common types of Structured Investments. A Fund may invest in other Structured Investments, including those that may be developed in the future, to the extent that the Structured Investments are otherwise consistent with the Fund's investment objective and policies.

          LYONS

     Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs is typically lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount on the date of redemption, which amounts to the lower-than-market yield. A Fund would receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are an attractive investment when it appears that they will increase in value due to the rise in value of the underlying common stock.

          PERCS

     Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors that seek current income find PERCS attractive because PERCS provide a higher dividend income than that paid with respect to a company's common stock.

          ELKS


     Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under a trust indenture. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, a Fund may be compensated with the higher yield, contingent on how well the underlying common stock performs. Investors that seek current income find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock. The return on ELKS depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuers of ELKS may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using ELKS over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using ELKS is that they may be used as a form of hedging to reduce the risk of investing in the generally more volatile underlying equity securities.


          STRUCTURED NOTES

     Structured Notes are derivative securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices (such as the S&P 500). In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid. A Fund would use Structured Notes to tailor its investments to the specific risks and returns an Adviser wishes to accept while avoiding or reducing certain other risks.

RISK MANAGEMENT

     Each Fund may employ non-hedging risk management techniques. Risk management strategies are used to keep a Fund fully invested and to reduce the transaction costs associated with incoming and outgoing cash flows. Where equity futures are used to "equitize" cash, the objective is to match the notional value of all futures contracts to a Fund's cash balance. The notional value of futures and of the cash is monitored daily. As the cash is invested in securities and/or paid out to participants in redemptions, the Adviser simultaneously adjusts the futures positions. Through such procedures, a Fund not only gains equity exposure from the use of futures, but also benefits from increased flexibility in responding to a Fund's cash flow needs. Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced. Such non-hedging risk management techniques are not speculative, but because they involve leverage they include, as do all leveraged transactions, the possibility of losses or gains that are greater than if these techniques involved the purchase and sale of the securities themselves.

ILLIQUID SECURITIES

     Each Fund is permitted to invest in illiquid securities. No illiquid securities will be acquired if upon the purchase thereof more than 15% of a Fund's net assets would consist of illiquid securities. If, through a change in values, net assets, or other circumstances, any Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a Fund's net asset value. In addition, under current interpretations of the Staff of the SEC, the following types of securities in which a Fund may invest will be considered illiquid:

  -  repurchase agreements and time deposits maturing in more than seven days;
  - certain restricted securities (securities whose public resale is subject to legal or contractual restrictions);
  - options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and
  - any other securities in which a Fund may invest that are not readily marketable.

     Each Fund may purchase certain restricted securities commonly known as Rule 144A securities that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines approved by the Board. A Fund may not be able to sell illiquid securities when an Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. A sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than does the sale of liquid securities. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value. Further, the purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

SHORT SALES


     With the exception of the Balanced Fund, each of the Funds may make short sales of securities as well as short sales against the box. The Equity Growth Fund, the Value Equity Fund and the Capital Appreciation Fund may engage in short sales other than against the box. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. A Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. A Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other liquid high grade debt obligations. A Fund will also be required to deposit in a segregated account established and maintained with such Fund's custodian, liquid assets to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security, a Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. In a short sale against-the-box, at the time of the sale, a Fund owns or has the immediate and unconditional right to acquire at no additional cost the security and maintains that right at all times when the short position is open. A Fund other than the Diversified Mid-Cap Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). The policy of the Diversified Mid-Cap Fund regarding short sales against-the-box is described under "INVESTMENT OBJECTIVES AND POLICIES - Fundamental Restrictions for the Diversified Mid-Cap Fund."


     As a result of recent tax legislation, short sales may not generally be used to defer the recognition of gain for tax purposes with respect to appreciated securities in a Fund's portfolio.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Each Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Funds generally purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Funds may sell the securities before the settlement date if an Adviser deems it advisable. The purchase of securities on a when-issued basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A Fund will maintain, in a segregated account, liquid assets having a value equal to or greater than the Fund's purchase commitments in respect of any obligations relating to when-issued or delayed delivery securities; a Fund will likewise segregate securities sold on a delayed-delivery basis.




INVESTING IN OTHER INVESTMENT COMPANIES

     Each Fund is permitted to invest in other investment companies including investment companies which are not registered under the 1940 Act. Each Fund may invest in investment companies located outside the United States. Investments in other investment companies will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Pursuant to Section 12(d)(1) of the 1940 Act, a Fund will not purchase a security of an investment company, if as a result: (1) more than 10% of the Fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund, or (3) more than 5% of the Fund's total assets would be invested in any one such investment company; unless an exemption from the limitations of Section 12(d)(1) is available.

     The Funds may also purchase certain exchange-traded funds, such as Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are American Stock Exchange ("AMEX") - traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P
500. With regard to each Fund, SPDRs and other similar types of instruments would be subject to the requirements of Section 12(d)(1) of the 1940 Act.

     The Equity Growth Fund, the Capital Growth Fund, the Aggressive Growth Fund, the Capital Appreciation Fund, the Diversified Mid-Cap Fund, the Mid Cap Value Fund, the Basic Value Fund and the Blue Chip Fund may invest in iShares(SM) (formerly called World Equity Benchmark Shares or "WEBS") consistent with the limitations of Section 12(d)(1) of the 1940 Act. iShares are shares of an investment company that invests substantially all of its assets in securities included in the Morgan Stanley Composite Index ("MSCI") indices for specified countries. iShares are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their net asset values. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.

PORTFOLIO SECURITIES LENDING

     Each of the Funds may lend its portfolio securities to broker/dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral, liquid assets that at all times will be at least equal to 100% of the market value of the loaned securities and such amount will be maintained in a segregated account of the respective Fund. While the securities are on loan the borrower will pay the respective Fund any income accruing thereon.

     Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities.


     The Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times; and (2) the value of all loaned securities of the Fund (not including transactions that are covered by a segregated account or an offsetting position) would not be more than 33 1/3% of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans). For the Diversified Mid-Cap Fund all lending is limited to 33 1/3% of total assets.


     Under present regulatory policies, loans of portfolio securities may be made to financial institutions such as brokers or dealers and are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund is required to have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from investment of the collateral. A Fund does not have the right to vote any loaned securities having voting rights during the existence of the loan, but a Fund could call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities default. However, the loans are made only to firms deemed by the Advisers to be of good standing under guidelines established by the Manager and the Board, and only when, in the judgment of an Adviser, the money which can be earned by loaning the particular securities justifies the attendant risks.

     The Funds do not intend to engage in the lending of any assets other than securities, except to the extent of assuming any unfunded commitments in connection with the acquisition of loans, loan participations or other forms of direct debt instruments. (The limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

                                BOARD OF TRUSTEES


     The Board is responsible for overseeing all operations of the Funds, including supervising the Manager. The Manager is responsible for overseeing the Advisers and establishing and monitoring investment guidelines for the Trust. The Trustees and officers of the Trust, some of whom are directors and officers of Allstate Life and its affiliates, and their ages, business addresses and principal business occupations for the last five years, are set forth below.

DISINTERESTED TRUSTEES:(1), (2)



                                                                                        NUMBER OF
                                                                                     PORTFOLIOS IN
                                                                                      FUND COMPLEX        OTHER
  NAME, AGE AND      POSITION AND      PRINCIPAL OCCUPATION(s) DURING PAST FIVE       OVERSEEN BY      DIRECTORSHIPS
     ADDRESS        TERM IN OFFICE                       YEARS                          TRUSTEE           HELD(3)
-----------------------------------------------------------------------------------------------------------------------
Robert S.          Trustee since     2001-Present: President, EIC, Inc. (private    11                 MB Financial,
Engelman, Jr.      October 1999      investment company)                                               Inc
(61), 3100                           2001-Present: President, MRE, Inc. (private
Sanders Road,                        investment company)
Northbrook,                          1998-2001: Chairman of the Board, MB
Illinois, 60062,                     Financial, Inc. (bank holding company)
c/o LSA Variable                     1998:  President and Chief Executive
Series Trust.                        Officer, Avondale Financial Corp./Avondale
                                     Bank

Karen J. May       Trustee since     2000-Present: Corporate Vice President,        11                 None
(45); 3100         September 1999    Human Resources, Baxter International, Inc.
Sanders Road,                        (healthcare)
Northbrook,                          1998-2000:  Vice President, Global Planning
Illinois, 60062,                     and Staffing, Baxter International, Inc.
c/o LSA Variable                     1998: Vice President, International Finance,
Series Trust.                        Baxter International, Inc.




INTERESTED TRUSTEES:(2)



                                                                                        NUMBER OF
                                                                                     PORTFOLIOS IN
    NAME, AGE                                                                         FUND COMPLEX        OTHER
  NAME, AGE AND      POSITION AND      PRINCIPAL OCCUPATION(s) DURING PAST FIVE       OVERSEEN BY      DIRECTORSHIPS
     ADDRESS        TERM IN OFFICE                       YEARS                          TRUSTEE           HELD(3)
-----------------------------------------------------------------------------------------------------------------------
Michael J.         Trustee since     1998-Present: Senior Vice President,           11                 None
Velotta(4) (57);   October  1999;    General Counsel and Secretary, Allstate
Allstate           Chairman of the   Life Insurance Company
Financial, 3100    Board since
Sanders Road,      February 2003
Northbrook,
Illinois, 60062.

OFFICERS: (5)



                                 POSITION AND LENGTH OF
     NAME, AGE AND                    TIME SERVED                      PRINCIPAL OCCUPATION(S)
        ADDRESS                    AS TRUST OFFICER                    DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
Jeanette J. Donahue(6) (53)     Vice President and Chief  1998-Present: Director, Allstate Life Insurance
3100 Sanders Road, Northbrook,  Operations Officer since  Company
Illinois, 60062.                     September 1999

Todd P. Halstead(6) (46)        Treasurer since February  1998-Present:  Director, Allstate Life Insurance
3100 Sanders Road,                       2000             Company
Northbrook, Illinois, 60062.

John R. Hunter(6)  (48)              President since      1998-Present: Vice President, Allstate Life Insurance
3100 Sanders Road,                   September 1999       Company
Northbrook, Illinois, 60062.

Cynthia J. Surprise (56)        Secretary since February  1999-Present: Director and Counsel, Investors Bank &
200 Clarendon Street                      2000            Trust Company
Boston, MA, 02116                                         1998-1999: Vice President, State Street Bank and
                                                          Trust Company

Bruce A. Teichner(6) (43)          Assistant Secretary    1998-Present: Associate Counsel, Allstate Life
3100 Sanders Road,                 since February 2001    Insurance Company
Northbrook, Illinois, 60062.                              1998: Assistant Counsel, Allstate Insurance Company

Timothy N. Vander Pas(6) (42)   Chief Compliance Officer  1998-Present: Assistant Vice President, Allstate Life
3100 Sanders Road,                   since May 2002       Insurance Company
Northbrook, Illinois, 60062.


(1) Each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act is referred to as a "disinterested Trustee."
(2) Each Trustee serves during the lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent, or is removed or, if sooner, until the next meeting of the Trust's shareholders and until the election and qualification of his or her successor.
(3) Directorships include public companies and any company registered as an investment company.

(4) Mr. Velotta is considered an "interested person" of the Trust, as defined in the 1940 Act, because he is: a member of the Board of Managers and officer of LSA Asset Management LLC, investment adviser to the Trust; Senior Vice President, General Counsel and Secretary to Allstate Life Insurance Company, the parent company of LSA Asset Management LLC; and a director, the Secretary and a register representative of ALFS, Inc., the Trust's distributor.
(5) Pursuant to the Trust's By-laws, officers of the Trust are appointed by the Board, and serve at the pleasure of the Board. Officers may resign from the Trust at any time.
(6) Ms. Donahue, Mr. Halstead, Mr. Hunter, Mr. Teichner and Mr. Vander Pas are officers of LSA Asset Management LLC, investment adviser to the Trust. Mr. Hunter and Mr. Vander Pas are also members of the Board of Managers of LSA Asset Management LLC. Mr. Hunter is also Vice President of Allstate Life Insurance Company, the parent company of LSA Asset Management LLC; and a director, the President and Chief Executive Officer, and a registered representative of ALFS, Inc., the Trust's distributor. Mr. Vander Pas is also Assistant Vice President of Allstate Life Insurance Company. Ms. Donahue is also a registered representative of ALFS, Inc.


COMMITTEES OF THE BOARD OF TRUSTEES


     The Board has an Audit Committee and a Valuation Committee. The Audit Committee is comprised of all of the Trustees who are not "interested persons" of the Trust. Currently, Mr. Robert S. Engelman and Ms. Karen J. May comprise the Audit Committee. The Audit Committee, pursuant to an Audit Committee Charter adopted by the Board, is directly responsible for the selection, compensation, retention, engagement and termination of the Trust's independent auditors, subject to the provisions of Section 32(a)(1) of the Act requiring the approval of the selection of the Trust's independent auditors by a vote of the majority of the Trustees who are not "interested persons" of the Trust; oversees the Trust's accounting and financial reporting policies and practices, its internal controls and internal controls of certain service providers; oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof; assists the Board in fulfilling its responsibilities for the Trust's accounting and financial practices; and acts as liaison between the Trust's independent auditors and the full Board of Trustees. The Audit Committee met twice during the fiscal year ended December 31, 2002.

     Currently, Messrs. Robert S. Engelman and Michael J. Velotta and Ms. Karen
J. May comprise the Valuation Committee. The Valuation Committee is comprised of two Trustees who are not "interested persons" of the Trust (Mr. Engelman and Ms.
May) and one Trustee who is an "interested person" of the Trust (Mr. Velotta). The primary purpose of the Valuation Committee is to oversee the policies, practices and internal controls with respect to the valuation of the securities held by each Fund. The Valuation Committee met four times during the fiscal year ended December 31, 2002.

     The full Board met four times during the fiscal year ended December 31, 2002.

SHARE OWNERSHIP IN THE TRUST AS OF DECEMBER 31, 2002



                            DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND     AGGREGATE DOLLAR RANGE OF EQUITY
       NAME OF TRUSTEE                        OF THE TRUST                   SECURITIES IN ALL FUNDS OF THE TRUST
       ---------------      -----------------------------------------------  ---------------------------------
DISINTERESTED TRUSTEES

Robert S. Engelman, Jr.(1)  Capital Growth Fund: $10,001 - $50,000            $50,000 - $100,000
                            Emerging Growth Equity Fund: $10,001 - $50,000
                            Equity Growth Fund: $10,001 - $50,000
Karen J. May                                      none                        none

INTERESTED TRUSTEES

Michael J. Velotta                                none                        none



(1) As of December 31, 2002, Mr. Engleman also owned $10,001-$50,000 of the Disciplined Equity Fund that was liquidated as of May 1, 2003

COMPENSATION OF OFFICERS AND TRUSTEES


     The Funds pay no salaries or compensation to any officer or Trustee affiliated with the Manager or Investors Bank & Trust Company (the "Administrator"). The chart below sets forth the fees paid by the Funds to the current disinterested Trustees during the fiscal year ended December 31, 2002 and certain other information.



                                               PENSION OR                          TOTAL COMPENSATION
                           AGGREGATE        RETIREMENT BENEFITS  ESTIMATED ANNUAL  FROM THE FUNDS AND
                          COMPENSATION      ACCRUAL AS PART OF    BENEFITS UPON     COMPLEX PAID TO
NAME                    FROM THE TRUST(A)    FUND EXPENSES         RETIREMENT          TRUSTEE(A)
----                    -----------------  -------------------- ---------------- --------------------
Robert S. Engelman, Jr. $          21,000        -0-                  -0-        $             21,000
Trustee

Karen J. May            $          21,000        -0-                  -0-        $             21,000
Trustee



(A) As of December 31, 2002, there were twelve Funds in the Trust.


                                 CODE OF ETHICS


     Rule 17j-1 under the 1940 Act addresses conflicts of interest that arise from personal trading activities of investment company personnel. The rule requires funds, their investment advisers and distributors to adopt a code of ethics and to report periodically to the Board on issues raised under their code of ethics. To implement compliance with these requirements, the Trust, the Manager and ALFS, Inc. (the "Distributor") have adopted and agreed to be governed by a joint code of ethics and each of the Advisers has adopted and agreed to be governed by its individual codes of ethics (the "Codes of Ethics"), each containing provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts with regard to the personal securities transactions of their employees and access persons. The Codes of Ethics permit employees and access persons of the Trust, the Manager, the Distributor and the Advisers to invest in securities, including securities that may be purchased or held by the Funds. However, such personal securities transactions must avoid actual or potential conflicts of interest with the Funds.


     Information about these Codes of Ethics may be obtained by calling the Commission's Public Reference Room at 1-202-942-8090. Copies of the Codes of Ethics may also be obtained on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Alternatively, this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.




                                CAPITAL STRUCTURE


     The Trust was organized under Delaware law on March 2, 1999. The Trust is a Delaware Statutory Trust and has the authority to authorize and issue an unlimited number of shares. The Board may reclassify authorized shares to increase or decrease the allocation of shares among the Funds or to add any new Funds. The Board has the power, from time to time and without shareholder approval, to classify and reclassify existing and new Funds into one or more classes.

                                 CONTROL PERSONS


     As of April 1, 2003, Allstate Life, through its insurance company separate accounts, the separate accounts of its insurance company subsidiaries and its direct ownership of "seed money shares", owned 100% of the shares of the Funds. Therefore, Allstate Life, its insurance company subsidiaries, Allstate Insurance Company, and its parent, The Allstate Corporation, may be deemed "control persons" of the Funds as such term is defined in the 1940 Act.

          As of April 1, 2003, the amount of shares of each Fund owned by all the officers and Trustees as a group was less than 1% of each Fund's outstanding securities.


VOTING

     Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of any Fund or any class thereof; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to change any fundamental policy of a Fund. Shareholders of the Funds receive one vote for each share owned on the record date; except that with respect to a matter submitted for a vote of shareholders of all Funds, shareholders will be entitled to vote on a dollar weighted basis. However, only shareholders of a Fund that is affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote of shareholders.

OTHER RIGHTS


     Each Fund share representing interests in a Fund, when issued and paid for in accordance with the terms of the continuous offering of its shares, will be fully paid and non-assessable. These shares have no pre-emptive, subscription or conversion rights and are redeemable. Upon liquidation of a Fund, the shareholders of that Fund shall be entitled to share, pro rata, in any assets of the Fund after discharge of all liabilities and payment of the expenses of liquidation.


                       INVESTMENT MANAGEMENT ARRANGEMENTS


     LSA Asset Management LLC (the "Manager"), located at 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062, serves as the investment adviser to the Trust and as investment manager to each of the Funds. The Manager is a wholly owned subsidiary of Allstate Life. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company. Allstate Insurance Company is the second largest property/casualty writer in the U.S. Allstate Insurance Company is a wholly owned subsidiary of The Allstate Corporation. Allstate Life, organized in 1957 as a stock insurance company under the laws of the State of Illinois, has established a record of financial strength that has consistently resulted in superior ratings. A.M. Best Company assigns an A+ (Superior) to Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service, Inc. assigns an Aa2 (Excellent) financial strength rating to Allstate Life. The Manager is under common control with (and therefore an affiliate of) ALFS, Inc., the Trust's distributor.

     The Manager provides investment management services to each Fund pursuant to an Investment Management Agreement with the Trust (the "Management Agreement"). The services provided by the Manager consist of, among other things, directing and supervising each

Adviser, reviewing and evaluating the performance of each Adviser and determining whether any Adviser should be replaced. The Manager and its affiliates will furnish all facilities and personnel necessary in connection with providing these services. The Management Agreement with respect to the Funds continues in effect from year to year if such continuance is specifically approved, at least annually, at a meeting called for the purpose of voting on the Management Agreement, by the Trustees and by a majority of the Trustees who are not interested persons of the Trust or the Manager. The Management Agreement was most recently approved by the Board, with disinterested Trustees voting separately, on August 29, 2002. The Manager pays all fees of the Advisers. The Advisers serve as independent contractors of the Manager.

     The Management Agreement is terminable, with respect to a Fund, without penalty, on 60 days' written notice by: (1) the Trust when authorized either by
(a) in the case of a Fund, a majority vote of the Fund's shareholders; or (b) a vote of a majority of the Board; or (2) the Manager. The Management Agreement will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Funds, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.


     At a meeting held on August 29, 2002, the Board, including the disinterested Trustees with the advice of independent counsel, considered the continuation of the Management Agreement with respect to each of the Funds. In making its determinations, the Board considered and evaluated information provided by the Manager in accordance with Section 15(c) of the 1940 Act. The Board considered all factors that it deemed relevant, including:

     - the commitment of personnel and resources that had been and were expected to be furnished by the Manager to support the management services provided to the Funds. The Trustees considered the quality and depth of the Manager's organization in general and of the professionals providing services to the Funds; the Manager's commitment to attracting, developing and retaining quality personnel; and the financial condition of the Manager;

     - the management fees and other expenses paid by the Funds as compared with those of other similar funds;

     - the historical subsidization by the Manager of the Funds' expenses through the Expense Limitation Agreements and the willingness of the Manager to agree to limit total operating expenses for the Funds until at least April 30, 2003;


     - the historical investment performance of the Funds, as well as performance information regarding similar funds not managed by the Manager;


     -    the Manager's compliance program; and

     - the Manager's negative profitability from its relationship with the Funds and other benefits derived by the Manager from its relationship with the Funds.

     The disinterested Trustees noted the high quality of the Manager's work, the positive benefits to the Funds of the extensive resources made available to the Funds and the Manager's diligence in overseeing all aspects of the Funds' operations. Based on its evaluation of all material factors, the Board, including the disinterested Trustees, determined that the management fee with respect to each Fund was reasonable although slightly above average relative to the fees paid by comparable funds. The disinterested Trustees were also pleased that the Manager was trying to increase assets so that the Fund's expense ratios will decrease. In addition, the Board, including the disinterested Trustees, renewed the Management Agreement with respect to each Fund.


     The Trust's Prospectus contains a description of fees payable to the Manager for services under the Management Agreement. The Manager pays the fees of the Advisers without any additional cost to the Funds.


     The table below shows the fees to which the Manager was entitled from each Fund for the fiscal years (or fiscal period from commencement of operations) ended December 31, 2002, December 31, 2001 and December 31, 2000 and the amount of each fee that was reimbursed to the Fund during the period. In each case, the Manager reimbursed the full amount of its fee and therefore received $0 from each Fund.



                                         2002                2001                2000
                                    MANAGEMENT FEE      MANAGEMENT FEE      MANAGEMENT FEE
                                         AND                 AND                 AND
        FUND                      AMOUNT REIMBURSED   AMOUNT REIMBURSED   AMOUNT REIMBURSED
---------------------------------------------------------------------------------------------
Emerging Growth Equity Fund(1)  $       59,156       $     76,049        $    107,375
Aggressive Growth Fund(2)               27,590              8,344                 N/A
Capital Appreciation Fund(2)            26,596              9,503                 N/A
Equity Growth Fund(1)                   61,444             67,378              72,793
Diversified Mid-Cap Fund(2)             39,634             10,033                 N/A
Mid Cap Value Fund(2)                   52,850              8,104                 N/A
Capital Growth Fund(1)                  69,868             69,999              62,772
Blue Chip Fund(2)                       32,051              8,151                 N/A
Value Equity Fund(1)                    85,933             75,625              55,258
Basic Value Fund(2)                     47,673              8,525                 N/A
Balanced Fund(1)                        95,230             73,298              50,667


(1) Commenced operations October 1, 1999
(2) Commenced operations August 14, 2001

THE ADVISERS

     The Manager has entered into a separate advisory agreement on behalf of each Fund pursuant to which the Manager has appointed an Adviser to carry out the day-to-day investment and reinvestment of the assets of the relevant Fund. Under the direction of the Manager, and, ultimately, of the Board, each Adviser is responsible for making all of the day-to-day investment decisions for the respective Fund (or portion of a Fund) in accordance with the Fund's investment objective, guidelines and policies. The advisory agreements on behalf of the Funds will continue in effect from year to year if such continuance is specifically approved, at least annually, at a meeting called for the purpose of voting on the agreement, by the Trustees, including a majority of the disinterested Trustees. Pursuant to an order of the SEC, the Trust is not required to obtain shareholder approval upon entering into a new agreement with an Adviser or a new adviser.

     The Manager pays each Adviser a fee for its services from the Manager's own resources. A Fund pays no additional management fees for the services of the Advisers. Each Adviser furnishes at its own expense all facilities and personnel necessary in connection with providing these services.

     At the August 29, 2002 meeting, the Board, including the disinterested Trustees assisted by the advice of independent counsel, considered the continuation of the Sub-Advisory Agreements with respect to the Funds. In accordance with Section 15(c) of the 1940 Act, the Board had received information from the Manager and the Advisers including: information regarding the experience and qualifications of the Advisers' personnel; the Advisers' investment decision-making process with respect to the applicable Fund; the Advisers' compliance monitoring process for assuring that the Funds are in compliance with federal securities laws, the Code and other applicable laws, as well as with the Funds' investment objectives, policies and restrictions. The Board also reviewed information on the types of research and services obtained by the Advisers in connection with soft dollar commissions and information regarding the Advisers experience in attempting to obtain best execution of portfolio transactions. The Board considered the performance of the Funds and the quality of services provided by the Advisers. The Independent Trustees considered all factors they deemed to be relevant to the applicable Fund, including: (1) the qualifications of the staff that the applicable Adviser devoted to the service of the Fund; (2) the demonstrated history of the Adviser of recruiting and retaining qualified investment personnel with the level of skill and experience that the Independent Trustees believed necessary for the proper management of the assets of the applicable Fund; and (3) the financial ability of the Advisers to provide consistently high quality services to the Fund and to meet its financial obligations to compensate the Trust and its shareholders in the event of a loss or other problem for which the Adviser might be held liable.

     The principal factors forming the basis of the Independent Trustees determination regarding the continuance of each Sub-Advisory Agreement were as follows, that: (1) Salomon Brother Asset Management Inc had maintained the style consistency of the Value Equity Fund and that Fund had exhibited very good performance relative to its style specific indices; (2) AIM Capital Management, Inc. ("AIM") performance record for the Basic Value Fund during the initial first year of operation was in line with its benchmark indices and its peers. It was noted that AIM's corresponding public fund had outperformed all identified peers and its style specific indices on a five-year basis; (3) the Independent Trustees approved the continuance of the Sub-Advisory Agreement with J.P. Morgan Investment Management Inc., but encouraged the Manager to consider whether the strategy of the Disciplined Equity Fund remained effective; (4) the Independent Trustees expressed disappointment with the initial performance of the Blue Chip Fund but were pleased with AIM's adherence to the Fund's investment style and with the sufficiency of AIM's resources; (5) Goldman Sachs Asset Management had maintained the style consistency of the Capital Growth Fund (formerly the Growth Equity Fund), and that Fund had exhibited reasonable performance; (6) with respect to the Equity Growth Fund (formerly the Focused Equity Fund), Van Kampen had maintained the Fund's style consistency and had sufficient resources to continue to manage the Fund, and the Fund had exhibited good performance against its benchmark. However, the Independent Trustees suggested that the Manager consider whether the style should be modified to encompass a less concentrated portfolio of securities; (7) the Independent Trustees were pleased with the ability of Janus Capital Management LLC to execute the investment style of the Capital Appreciation Fund, noting that due to the concentrated nature of the Fund it is more volatile than its benchmark index and peer group; (8) Van Kampen Asset Management Inc. ("VKAM") had the necessary resources to manage the Mid Cap Value Fund, and that Fund had exhibited good performance relative to its peer group; (9) Fidelity Management & Research Company had adhered to the investment style of the Diversified Mid-Cap Fund, had the resources to manage that Fund, and the Fund's performance was in line with that of its benchmark index on a since inception basis; (10) VKAM had the necessary resources to manage the Aggressive Growth Fund, and the Fund had outperformed its benchmark index on a since inception basis, while VKAM's corresponding public fund had outperformed both its benchmark index and peer group; (11) OpCap Advisors had adhered to the Balanced Fund's investment style, and that Fund's performance since inception was in line with its peers in spite of its volatility; and (12) the Independent Trustees approved the continuance of the Sub-Advisory Agreement with RS Investment Management, L.P. ("RS"), in spite of the Emerging Growth Equity Fund's exceptionally volatile performance, on the basis of the positive long term track record of RS's corresponding public fund and the belief of the Independent Trustees that the performance of the Fund will improve when the market environment becomes more favorable to the Fund's investment style.


     The following information supplements the information regarding the Advisers in the Trust's prospectus.


     Fidelity Management & Research Company ("FMR") is the adviser to the Diversified Mid-Cap Fund. In addition, FMR Co, Inc. ("FMRC") serves as sub-subadviser for the Fund. FMRC is primarily responsible for choosing investments for the Fund. FMRC is a wholly-owned subsidiary of FMR


     FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.


     OpCap Advisors is a Delaware limited liability company which is wholly-owned by Oppenheimer Capital LLC a wholly-owned subsidiary of Allianz Dresdner Asset Management U.S. Equities LLC, which is wholly-owned by Allianz Dresdner Asset Management of America L.P. ("ADAM") (formerly PIMCO Advisors L.P.). ADAM is a Delaware partnership whose sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company with three members, ADAM U.S. Holding LLC, a Delaware limited liability company, Pacific Asset Management LLC, a Delaware limited liability company and Pacific Life Insurance Company, a California stock life insurance company. The sole member of ADAM U.S. Holding LLC is Allianz Dresdner Asset Management of America LLC. Allianz Dresdner Asset Management of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Dresdner Asset Management of America Holding Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz Dresdner Asset of America Holding Inc. is a wholly-owned subsidiary of ADAM GmbH, which is wholly owned by Allinaz Aktiengesellschaft ("Allianz AG"). Allianz of America, Inc. is wholly-owned by Allianz AG. Pacific Asset Management LLC is wholly-owned subsidiary of Pacific Life Insurance Company, a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Allianz AG is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. and is a California-based insurance company.

     Goldman Sachs Asset Management, L.P. is part of the Investment Management Division and an affiliate of Goldman Sachs & Co.

                                  FUND EXPENSES


     Each Fund assumes and pays the following costs and expenses to the extent they are not assumed by the Manager: interest; taxes, brokerage charges (which may be paid to broker-dealers affiliated with the Manager or an Adviser); costs of preparing, printing and filing any amendments or supplements to the registration statements to maintain the registration of each Fund and its shares; all federal and state registration, qualification and filing costs and fees, issuance and redemption expenses, transfer agency and dividend and distribution disbursing costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of trustees, officers and employees (if any) of the Funds other than those who are also officers or employees of the Manager or its affiliates or the Administrator; industry membership dues; all annual and semiannual reports and prospectuses mailed to each Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority; and any proxy solicitation materials directed to each Fund's shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each Fund's shareholders, and other miscellaneous expenses related directly to the Funds' operations and interest.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


     The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the Manager and the Board, the Advisers are responsible for making the day-to-day investment decisions for each Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the Advisers generally seek competitive spreads or commissions, they may direct brokerage transactions to broker/dealers who also sell variable annuity and variable life insurance contracts issued by Allstate Life and its affiliates and the sale of such contracts may be taken into account by the Manager and/or the Advisers when allocating brokerage transactions. In addition, the Advisers may direct brokerage transactions to broker-dealers with which they are affiliated subject to principles of best execution and procedures established by the Board pursuant to Rule 17e-1 under the 1940 Act.


     The Advisers will generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.


     While the Advisers seek to obtain the most favorable net results in effecting transactions in a Fund's portfolio securities, dealers who provide supplemental investment research to an Adviser may receive orders for transactions for the Funds. Such supplemental research services may consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of an Adviser, a Fund will benefit by such supplemental research services, the Fund may pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Such supplemental research services will be in addition to and not in lieu of the services required to be performed under the Management Agreement or the Sub-Advisory Agreements between the Manager and the Advisers. The expenses of the Advisers will not necessarily be reduced as a result of the receipt of such supplemental information. The Advisers may use such supplemental research in providing investment advice to their client accounts other than those for which the transactions are made. Similarly, the Funds may benefit from such research obtained by the Advisers for portfolio transactions for other client accounts.


     The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of that Fund's Adviser participates. These procedures prohibit a Fund from directly or indirectly benefiting an Adviser affiliate in connection with such underwritings. In addition, for underwritings where an Adviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund or Funds could purchase.


     The Board has approved the participation of the Diversified Mid-Cap Fund in a commission recapture program whereby FMR may recapture for the benefit of the Diversified Mid-Cap Fund some portion of the brokerage commissions or similar fees paid by the Diversified Mid-Cap Fund on portfolio transactions. The Diversified Mid-Cap Fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Board intends to continue to review whether other recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the Diversified Mid-Cap Fund to seek such recapture.

     With the exception of the Diversified Mid-Cap Fund, each Fund may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Trust under which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of certain expenses that the Fund is required to pay ("Directed Brokerage"). The transaction quality must, however, be comparable to that of other qualified broker-dealers. The Board periodically reviews the levels of Directed Brokerage for each Fund.


     Investment decisions for the Funds will be made independently from those of any other clients that may be (or in the future may be) managed by the Manager, the Advisers or their affiliates. If, however, accounts managed by an Adviser are simultaneously engaged in the purchase of the same security, then, pursuant to general authorization of the Board and the Manager, available securities may be allocated to a Fund in a manner an Adviser deems to be fair. Such allocation and pricing may affect the amount of brokerage commissions paid by a Fund. In some cases, this system might adversely affect the price paid by a Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Fund (for example, in the case of a small issue).

     Securities held by any Fund may also be held by other funds and other clients for which the Advisers or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought by the Advisers for one or more clients when one or more of the Advisers' clients are selling the same security. If purchases or sales of securities arise for consideration at or about the same time for any Fund or client accounts (including other funds) for which the Manager or an Adviser acts as an investment adviser (including the Funds described herein), transactions in such securities will be made, insofar as feasible, for the respective Funds and other client accounts in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Advisers or their respective affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


     The Board has adopted a policy allowing trades to be made between a Fund and a registered investment company or series thereof that is an affiliated person of the Fund (and certain non-investment company affiliated persons) provided the transactions meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, a Fund may buy a security from or sell a security to another registered investment company or private advisory account advised by one of the Advisers.

     For the fiscal period ended December 31, 2002, the Advisers placed orders consistent with each Fund's policy of obtaining the most favorable net results.

During the past three fiscal years, the aggregate amount of brokerage commissions paid by the Funds was as follows:



        NAME OF FUND             2002           2001          2000
--------------------------------------------------------------------
Emerging Growth Equity Fund    $  42,136     $  11,838      $  6,510
Aggressive Growth Fund (A)     $  20,783     $   4,313**         N/A
Capital Appreciation Fund      $   6,080     $   2,425**         N/A
Equity Growth Fund (B)         $  31,927     $  13,882      $ 11,577
Diversified Mid-Cap Fund (C)   $   8,247     $   2,373**         N/A
Mid Cap Value Fund (D)         $  27,931     $  3,617**          N/A
Capital Growth Fund (E)        $   8,723     $   3,936      $  6,018
Blue Chip Fund                 $   5,951     $   2,119**         N/A
Value Equity Fund (F)          $  32,937     $  15,488      $ 14,885
Basic Value Fund               $  12,894     $   4,012**         N/A
Balanced Fund                  $  41,280     $  21,583      $ 12,937


** For the period August 14, 2001 to December 31, 2001.

(A) For the fiscal year ended December 31, 2002, and for the period from August 14, 2001 to December 31, 2001, the Aggressive Growth Fund paid $200 and $103, respectively, in brokerage commissions to Morgan Stanley, an affiliate of the Adviser, which represented 0.96% and 2.39%, respectively, of total brokerage commissions paid by the Fund. The total amount of transactions on which brokerage commissions were paid by the Aggressive Growth Fund was $14,965,290 and $3,974,664, respectively, of which 1.03% and 1.75%, respectively, involved the payment of commissions effected through affiliated persons.
(B) For the fiscal years ended December 31, 2002, December 31, 2001 and December 31, 2000, the Equity Growth Fund paid $1,031, $300 and $0, respectively, in brokerage commissions to Morgan Stanley, an affiliate of the Adviser, which represented 3.23%, 2.16% and 0%, respectively, of total brokerage commissions paid by the Fund. The total amount of transactions on which brokerage commissions were paid by the Equity Growth Fund for the fiscal years ended December 31, 2002, December 31, 2001 and December 31, 2000 was $23,465,349,$11,858,224 and $11,547,174, respectively, of which 4.07%, 2.79% and
0%, respectively, involved the payment of commissions effected through affiliated persons.
(C) For the fiscal year ended December 31, 2002 and for the period from August 14, 2001 to December 31, 2001, the Diversified Mid-Cap Fund paid $92 and $0 in brokerage commissions to National Financial Services Corp., an affiliate of the Adviser, which represented 1.11% and 0%, respectively, of total brokerage commissions paid by the Fund. The total amount of transactions on which brokerage commissions were paid by the Diversified Mid-Cap Fund was $4,060,111 and $5,070,138, respectively, of which 1.25% and 0%, respectively, involved payment of commissions effected through affiliated persons.
(D) For the fiscal year ended December 31, 2002 and for the period from August 14, 2001 to December 31, 2001, the Mid Cap Value Fund paid $1,313 and $425, respectively, in brokerage commissions to Morgan Stanley, an affiliate of the Adviser, which represented 4.70% and 11.75%, respectively, of total brokerage commissions paid by the Fund. The total amount of transactions on which brokerage commissions were paid by the Mid Cap Value Fund was $15,685,132 and $3,202,878, respectively, of which 2.59% and 7.15%, respectively, involved the payment of commissions effected through affiliated persons.
(E) For the fiscal years ended December 31, 2002, December 31, 2001 and December 31, 2000, the Capital Growth Fund paid $42, $30 and $584, respectively, in brokerage commissions to Goldman Sachs, an affiliate of the Adviser, which represented 0.48%, 0.76% and 9.70%, respectively, of total brokerage commissions paid by the Fund. The total amount of transactions on which brokerage commissions were paid by the Capital Growth Fund for the fiscal years ended December 31, 2002, December 31, 2001 and December 31, 2000 was $5,665,013, $2,317,745 and $5,044,796, respectively, of which 0.20%, 2.91% and 9.35%, respectively, involved the payment of commissions effected through affiliated persons.
(F) For the fiscal years ended December 31, 2002, December 31, 2001 and December 31, 2000, the Value Equity Fund paid $1,671, $0 and $192, respectively, in brokerage commissions to Salomon Smith Barney, Inc., an affiliate of the

                                              (FOOTNOTED CONTINUED ON NEXT PAGE)

     On December 31, 2002, the Funds, except the Emerging Growth Equity, Aggressive Growth and Mid Cap Value Funds, owned securities of their "regular brokers or dealers" or their parents, as defined in the 1940 Act, as follows:



        FUND                         NAME                   AMOUNT
---------------------------------------------------------------------
Capital Appreciation   Citigroup, Inc.                  $    16,715
Equity Growth          Citigroup, Inc.                  $   187,879
Diversified Mid-Cap    Bear Stearns Cos., Inc.          $    13,662
                       Lehman Brothers Holdings, Inc.   $    22,382
Capital Growth         Bank of America Corp.            $   125,226
                       Citigroup, Inc.                  $   200,583
                       Schwab (Charles) Corp.           $    75,407
                       Merrill Lynch & Co.              $    34,155
                       Morgan Stanley                   $    27,944
                       Bank of New York & Co., Inc.     $    19,168
Blue Chip              Wells Fargo Co.                  $    82,022
                       Citigroup, Inc.                  $   135,482
                       Bank of America Corp.            $    93,919
                       Merrill Lynch & Co.              $    45,540
                       Morgan Stanley                   $    55,888
                       JP Morgan Chase & Co.            $    34,800
                       Goldman Sachs Group, Inc.        $    40,860
Value Equity           US Bancorp                       $   182,492
                       Bank of America Corp.            $   146,097
                       Goldman Sachs Group, Inc.        $   143,010
                       JP Morgan Chase & Co.            $   158,400
                       Merrill Lynch & Co.              $   178,365
                       Morgan Stanley                   $   179,640
                       Bank of New York & Co., Inc.     $   172,512
Basic Value            JP Morgan Chase & Co.            $   194,160
                       Citigroup, Inc.                  $   207,621
                       Bank of America Corp.            $   173,925
                       Bank of New York Co., Inc.       $   161,730
                       Merrill Lynch & Co.              $   187,852
                       Morgan Stanley                   $   167,664
Balanced               JP Morgan Chase & Co.            $   148,800
                       Bank of New York Co., Inc.       $   119,800
                       Citigroup, Inc.                  $   478,584
                       Merrill Lynch & Co.              $   174,570



(FOOTNOTE CONTINUED)

Adviser, which represented 5.07%, 0% and 1.29%, respectively, of total brokerage commissions paid by the Fund. The total amount of transactions on which brokerage commissions were paid by the Value Equity Fund for the fiscal year ended December 31, 2002, December 31, 2001 and December 31, 2000 was $11,987,536, $8,779,083 and $9,203,759, respectively, of which 2.91%, 0% and
0.99%, respectively, involved the payment of commissions effected through affiliated persons.

                        DETERMINATION OF NET ASSET VALUE


     Each Fund offers its shares at net asset value. The net asset value of the shares of each Fund is based on the prices of a Fund's underlying securities as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day that the Exchange is open for business. The NYSE usually closes at 4:00 p.m. Eastern Standard Time though it may close earlier on any given day. The Funds will be closed for business and will not price their shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Equity securities reported on principal securities exchanges (domestic or foreign) are valued at the last sale price. Equity securities reported on the National Stock Market, Inc. ("NASDAQ(R)") are valued at the NASDAQ Official Closing Price. If no sale took place on such day, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sale price; if no sales took place on such day, then options are valued at the mean between the bid and asked prices.


     Short-term debt securities with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost. Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the Fund's investments assuming the instrument's obligation is paid in full on maturity. In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates. For all Funds, securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities.


     Securities for which market quotations are not readily available, securities for which a value cannot be obtained from a Board approved pricing source and all other assets are valued in good faith at fair value by the Board or by the Manager's Pricing Committee under procedures established by the Board. In the event that a significant event takes place that will materially affect the value of one or more securities, the Board or the Pricing Committee under procedures established by the Board will determine the fair value of such securities. The Pricing Committee determines the fair value of a security by considering, among other things, as applicable, fundamental analytical data relating to the security's issuer; recent market prices for the security, if available; recent or current market prices for similar securities of similar issuers in the same industry; prevailing interest rates; and an evaluation of the forces which influence the market in which the securities are purchased and sold. The Board evaluates and, if appropriate, ratifies each determination by the Pricing Committee of a security's fair value.

                        PURCHASE AND REDEMPTION OF SHARES


For information regarding the purchase of Fund shares, or how a shareholder may have a Fund redeem his/her shares, see "Purchase and Redemption of Fund Shares" in the Funds' Prospectus.


             SUSPENSION OF REDEMPTIONS AND POSTPONEMENT OF PAYMENTS

     A Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the NYSE is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which: (1) disposal by a Fund of securities owned by it is not reasonably practicable, or
(2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.




                             INVESTMENT PERFORMANCE


     The table below sets forth the average annual total returns for each Fund for the one-year and since inception periods ended December 31, 2002.



                               ONE YEAR    SINCE INCEPTION
----------------------------------------------------------
Emerging Growth Equity Fund     -41.89%       -15.27%(1)
Aggressive Growth Fund          -31.59%       -27.49%(2)
Capital Appreciation Fund       -28.66%       -22.57%(2)
Equity Growth Fund              -29.81%       -13.17%(1)
Diversified Mid-Cap Fund        -19.25%       -14.03%(2)
Mid Cap Value Fund               -7.49%        -0.69%(2)
Capital Growth Fund             -24.37%        -9.71%(1)
Blue Chip Fund                  -26.20%       -21.93%(2)
Value Equity Fund               -22.17%        -2.58%(1)
Basic Value Fund                -21.70%       -18.45%(2)
Balanced Fund                   -18.30%        -1.87%(1)


(1) The Fund commenced operations on October 1, 1999
(2) The Fund commenced operations on August 14, 2001

     You should not consider this performance data as an indication of future performance of any Fund or any Adviser. The performance shown does not reflect the fees and charges associated with any variable insurance product and would have been lower had those fees and charges been so reflected.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS

     Average annual total return quotations for the Funds are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                            P(1+T)(TO THE POWER OF n) = ERV

Where:


P   =    a hypothetical initial payment of $1,000


T   =    average annual total return
n      = number of years

ERV= ending redeemable value of the hypothetical $1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

     The computation above assumes that all dividends and distributions made by a Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

     One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a Fund, or of a hypothetical investment in a Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period.

     Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration.

     Each Fund's average annual total return quotations and yield quotations as they may appear in the Prospectus, this SAI or in advertising materials are calculated by standard methods prescribed by the SEC.

     Each Fund may also publish its distribution rate and/or its effective distribution rate. A Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Fund's yield is calculated using a standardized formula (set forth below), the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchase and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Fund's last monthly distribution. A Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

     Other data that may be advertised or published about each Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

STANDARDIZED YIELD QUOTATIONS

       The yield of a Fund is computed by dividing the Fund's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the Fund on the last day of such base period in accordance with the following formula:

                                a-b
                            2[( --- + 1)(TO THE POWER OF 6) - 1]
                                cd


Where:
a  =  dividends and interest earned during the period

b  =  expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d  =  the maximum offering price per share on the last day of the period

NON-STANDARDIZED PERFORMANCE


     In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Performance"). Non-Standardized Performance may be quoted for the same or different periods as those for which Standardized Return data is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All Non-Standardized Performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.


GENERAL INFORMATION

     From time to time, the Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications.

     The S&P 500 is a well diversified list of 500 companies representing the U.S. Stock Market. The Index is a broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks.

     The Standard & Poor's(R) MidCap 400 Index ("S&P(R) MidCap 400") is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poor's Index Committee (the "Committee") for their size, liquidity and industry representation. None of the companies in the S&P MidCap 400 overlap with those in the S&P 500 or the Standard and Poor's(R) Small Cap 600 Index ("S&P(R) Small Cap 600"). Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P MidCap 400 stocks are market cap weighted; each stock influences the Index in proportion to its relative market capitalization. The inception year of the S&P MidCap 400 is 1982. The Index is rebalanced as needed. S&P MidCap 400 companies which merge or are acquired are immediately replaced in the Index; other companies are replaced when the Committee decides they are no longer representative.


     The S&P Small Cap 600 is designed to represent price movements in the Emerging Growth Domestic Equity U.S. equity market. It contains companies chosen by the Standard & Poor's Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P Small Cap 600 overlap with the S&P 500 or the S&P MidCap 400. The S&P Small Cap 600 is weighted by market capitalization. REITs are not eligible for inclusion.

     As of December 31, 2002, the range of the market capitalizations and the median capitalization of the S&P Indices are as follows:


     The S&P 500 had a capitalization range between $279 million and $276.65 billion, and a median capitalization of $6.8 billion.

     The S&P MidCap 400 Index had a capitalization range between $132 million and $7.3 billion, and a median capitalization of $1.5 billion.

     The S&P Small Cap 600 Index had a capitalization range between $39 million and $2.7 billion, and a median capitalization of $441 million.


     The NASDAQ Composite(R) OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

     The Lehman Brothers(R) Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Brothers Government Bond Index.


     The Lehman Brothers Government/Corporate Bond Index is a measure of the market value of approximately 5,900 bonds with a face value currently in excess of $3.5 trillion. Issues must have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $50 million for all others.

     The Russell 1000 Index is an index of common stocks of the 1,000 largest U.S. companies measured by total market capitalization. As of December 31, 2002, the average market capitalization was approximately $9.27 billion, the median market capitalization was approximately $ 2.86 billion, and the largest company in the index had an approximate market capitalization of $242.77 billion.

     The Russell 1000 Growth Index includes the stocks of the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2002, the average market capitalization was approximately $10.80 billion; the median market capitalization was approximately $2.91 billion, and the largest company in the index had an approximate market capitalization of $242.77 billion.

     The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index. As of December 31, 2002, the average market capitalization was approximately $2.6 billion; the median market capitalization was approximately $1.8 billion, and the largest company in the index had an approximate market capitalization of $10.3 billion.

     The Russell 2000(R) Index represents the smallest 2000 of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to sort its universe to determine the companies that are included in the Index. Only common stocks are included in the Index. REITs are eligible for inclusion. As of December 31, 2002, the average market capitalization was approximately $392.9 million, the median market capitalization was approximately $297.5 million, and the largest company in the index had an approximate market capitalization of $2.24 billion.

     The Russell 2500(TM) Index is a market value-weighted, unmanaged index showing total return (i.e., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The Index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market. As of December 31, 2002, the average market capitalization was approximately $656.2 million; the median market capitalization was approximately $397.9 million, and the largest company in the index had an approximate market capitalization of $4.10 billion.


     The Morgan Stanley Capital International(SM) Europe, Australasia, and Far East Index (the "MSCI(R) EAFE(R) Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The MSCI EAFE Index is typically shown weighted by the market capitalization. However, the MSCI EAFE Index is also available weighted by Gross Domestic Product ("GDP"). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end.


     The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

     The Merrill Lynch Corporate Master Index is an unmanaged index comprised of approximately 4,256 corporate debt obligations rated BBB or better. These quality parameters are based on composites of ratings assigned by Standard & Poor's Rating Group and Moody's. Only bonds with minimum maturity of one year are included.


     In addition, from time to time in reports and promotions:


          - a Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research from which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information;

          - the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund;


          - other statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business or other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes to a Fund or the general economic, business, investment or financial environment in which a Fund operates;

          - various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of a Fund's performance;


          - the sectors or industries in which a Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

                                      TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated, has qualified and intends to continue to qualify for each taxable year, as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing and other requirements of the Code.

     Qualification of a Fund for treatment as a regulated investment company under the Code requires, among other things, that (a) at least 90% of a Fund's gross income for its taxable year, without offset for losses from the sale or other disposition of stock or securities or other transactions, be derived from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) each Fund distribute to its shareholders for each taxable year (in compliance with certain timing requirements) as dividends at least 90% of the sum of its taxable and any tax-exempt net investment income, the excess of net short-term capital gain over net long-term capital loss and any other net income for that year (except for the excess, if any, of net long-term capital gain over net short-term capital loss, which need not be distributed in order for the Fund to qualify as a regulated investment company but is taxed to the Fund if it is not distributed); and (c) each Fund diversify its assets so that, at the close of each quarter of its taxable year,
(i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

     Each Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, these regulations are imposed on the assets of a Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

     Under certain circumstances, the Fund will be subject to a 4% nondeductible federal excise tax on any amounts required to be but not distributed under a prescribed formula. The formula requires that a Fund distribute (or be deemed to have distributed) to its shareholders during each calendar year at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over its capital losses realized during the one-year period ending on October 31 of such year, and any income or gain (as so computed) from the prior calendar year that was not distributed for such year and on which the Fund paid no income tax. Each Fund intends generally to seek to avoid liability for this tax.

     Any dividend declared by a Fund in October, November or December as of a record date in such a month and paid the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the year in which it is declared.

     If a Fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may ameliorate these adverse tax consequences, but any such election could require the applicable Fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. Any Fund that is permitted to invest in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

     Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code. Section 988 generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income. Income for investments in commodities, such as gold and certain related derivative instruments, is also not treated as qualifying income under this test. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or shareholders in future years.

     A Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

     Investments in debt obligations that are at risk of default may present special tax issues. Tax rules may not be entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and any other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to federal income or excise tax.

     Each Fund that invests in certain pay in-kind securities ("PIKs") (debt securities whose interest payments may be made either in cash or in-kind), zero coupon securities, deferred payment securities, or certain increasing rate securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income tax. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

     Redemptions and exchanges of Fund shares are potentially taxable transactions for shareholders that are subject to tax. Shareholders should consult their own tax advisers to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and to ascertain its tax consequences in their particular circumstances. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distribution of long-term capital gain with respect to such shares. Losses on redemptions or other dispositions of shares may be disallowed under wash sale rules in the event of other investments in the same Fund (including through automatic reinvestment of dividends and distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss would be included in the federal tax basis of the shares acquired in the other investments.

     Limitations imposed by the Code on regulated investment companies like the Fund may restrict a Fund's ability to enter into futures, options and currency forward transactions.

     Certain options, futures and forward foreign currency transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its securities or other positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of a Fund's losses on its transactions involving options, futures and forward foreign currency contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently calculating the Fund's taxable income or gains. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

     The tax rules applicable to dollar rolls, currency swaps and interest rate swaps, caps, floors and collars may be unclear in some respects, and the Funds may be required to limit participation in such transactions in order to qualify as regulated investment companies. Additionally, the Fund may be required to recognize gain, but not loss, if any option, collar, futures contract, swap, short sale or other transaction that is not subject to the mark-to-market rules is treated as a constructive sale of an appreciated financial position in the Fund's portfolio under Section 1259 of the Code. The Fund may have to sell portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to the Funds and certain aspects of their distributions. The discussion does not address special tax rules applicable to insurance companies.

          CUSTODIAN, TRANSFER AGENT, FUND ACCOUNTANT AND ADMINISTRATOR


     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, provides the Funds with transfer agent, dividend paying, accounting, administrative and custodial services. As such, IBT is responsible for, among other things, processing purchase and redemption orders, calculating the Funds' net asset values and safeguarding the Funds' assets. For its services to the Emerging Growth Equity Fund, Equity Growth Fund, Capital Growth Fund, Value Equity Fund and Balanced Fund, IBT was paid a total fee of $880,778, $967,232, and $988,814 for the fiscal years ended December 31, 2000, December 31, 2001, and December 31, 2002, respectively. For its services to the Aggressive Growth Fund, Capital Appreciation Fund, Diversified Mid-Cap Fund, Mid Cap Value Fund, Basic Value Fund and Blue Chip Fund, IBT was paid a total fee of $225,245 and $930,836 for the period August 14, 2001 to December 31, 2001 and the fiscal year ended December 31, 2002, respectively.


                                   DISTRIBUTOR

     ALFS, Inc., 3100 Sanders Road, Suite N3B, Northbrook, IL 60062, acts as Distributor for the Trust pursuant to a Distribution Agreement, dated as of October 1, 1999. In the continuous offering of the Funds' shares, the Distributor will distribute such shares on a best efforts basis. The Distributor receives no fee as distributor. The Distribution Agreement will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees or by a vote of the majority of the outstanding voting securities of the Fund; and (ii) by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval. As a wholly owned subsidiary of Allstate Life, the Distributor is under common control with the Manager, and therefore an affiliate of the Manager.

                              INDEPENDENT AUDITORS


The financial statements of the Funds, which comprise the Trust, are audited by Deloitte & Touche LLP, Two Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois 60601-6779, for the periods indicated in the Annual Report.


                              FINANCIAL STATEMENTS


The Funds' audited Financial Statements, including the Financial Highlights, for the period ended December 31, 2002 appearing in the Annual Report to Shareholders and the report thereon of Deloitte & Touche LLP, independent auditors, appearing therein are hereby incorporated by reference in this Statement of Additional Information.

                                   APPENDIX A

Description of ratings of S & P, Moody's and Fitch Ratings:

S & P

Bond Ratings

AAA

     Bonds rated AAA have the highest rating assigned by the S & P. Capacity to pay interest and repay principal is extremely strong.

AA

     Bonds rated AA have a very strong capacity to pay interest and repay principal.

A

     Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

BBB

     Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than bonds in higher rated categories.

BB

     Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B

     Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC

     Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

CC

     The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C

     The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating.

D

     Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     S & P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

Commercial Paper Rating

     An S & P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1

     This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

A-2

     Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated

     Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B

     Issues carrying this designation are regarded as having only speculative capacity for timely repayment.

C

     This designation is assigned to short-term obligations with doubtful capacity for payment.

D

     Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S

Bond Ratings

Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

     Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

     Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below

B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Rating

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be subject to more variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage.

Adequate alternate liquidity is maintained.

     Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

FITCH RATINGS

Bond Rating

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.

A

     Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB

     Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB

     Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B

     Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC

     Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC

     Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C

     Bonds rated C are in imminent default in payment of interest or principal.

DDD, DD AND D

     Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2

     Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

F-3

     Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S

     Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D

     Default. Issues assigned this rating are in actual or imminent payment default.

                                     PART C
                                OTHER INFORMATION

ITEM 23.      EXHIBITS:

The following exhibits correspond to those required in Item 23 (a)-(p), as to Exhibits in Form N-1A.

(a)      Agreement and Declaration of Trust of LSA Variable Series Trust (1)

(b)      Amended and Restated By-Laws of LSA Variable Series Trust (5)

(c)      Form of Agreement and Plan of Reorganization(6)

(d)(1)   (A)  Investment Management Agreement between the Registrant and LSA
              Asset Management LLC, dated October 1, 1999 (2)
         (B) Amendment to Investment Management Agreement between the Registrant and LSA Asset Management LLC(7)
(d)(2)

(d)(2)   (B)  Investment Sub-Advisory Agreement with respect to Capital Growth
              Fund (formerly Growth Equity Fund)(2)

         (C) Investment Sub-Advisory Agreement with respect to Value Equity Fund(2)

         (D) Investment Sub-Advisory Agreement with respect to Equity Growth Fund (formerly Focused Equity Fund)(2)

         (E) Investment Sub-Advisory Agreement with respect to Balanced Value Fund(2)
         (F) Investment Sub-Advisory Agreement with respect to Emerging Growth Equity Fund(2)
         (G) Investment Sub-Advisory Agreement with respect to Aggressive Growth Fund(7)
         (H) Investment Sub-Advisory Agreement with respect to Diversified Mid-Cap Fund
         (I) Investment Sub-Advisory Agreement with respect to Capital Appreciation Fund(7)
         (J)  Investment Sub-Advisory Agreement with respect to Basic Value
              Fund(7)
         (K) Investment Sub-Advisory Agreement with respect to Mid Cap Value Fund(7)
         (L)  Investment Sub-Advisory Agreement with respect to Blue Chip
              Fund(7)

         (M) Investment Sub-Advisory Agreement with respect to Capital Appreciation is filed herewith.

(e)(1) Distribution Agreement between the Registrant and Allstate Life Financial Services, Inc. (now known as ALFS, Inc.), dated October 1, 1999 (2)
   (2) Amendment to Distribution Agreement between the Registrant and ALFS, Inc. (7)

(f)      Inapplicable

(g)(1) Custodian Agreement between the Registrant and Investors Bank & Trust Company, dated October 1, 1999 (2)
   (2) First Amendment to Custodian Agreement between the Registrant and Investors Bank & Trust Company (5)

(h)      Other Material Contracts

(h)(1) Amended and Restated Delegation Agreement between the Registrant and Investors Bank & Trust Company(7)

   (2)   (A)  Administration Agreement between the Registrant and Investors Bank
              & Trust Company, dated October 1, 1999 (2)
         (B) First Amendment to Administration Agreement between the Registrant and Investors Bank & Trust Company (5)

   (3)   (A)  Transfer Agency and Service Agreement between the Registrant and
              Investors Bank & Trust Company, dated October 1, 1999 (2)
         (B) First Amendment to Transfer Agency and Service Agreement between the Registrant and Investors Bank & Trust Company (5)

   (4)   (A)  Participation Agreement among LSA Variable Series Trust, LSA
              Asset Management LLC, and Lincoln Benefit Life Company (3)
         (B) Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC, and Lincoln Benefit Life Company dated May 1, 2002(7)
         (C) Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC, and Glenbrook Life & Annuity (7)
         (D) Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC, and Allstate Life Insurance Company of New York(7)
         (E) Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC, and Northbrook Life Insurance Company(7)
         (F) Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC, and Allstate Life Insurance (7)

         (G) Amendment No. 1 to Participation Agreement with Northbrook Life Insurance Company(6)
         (H) Amendment No. 1 to Participation Agreement with Allstate Life Insurance Company of New York(6)
         (I) Amendment No. 1 to Participation Agreement with Lincoln Benefit Life Company(6)
         (J) Amendment No. 1 to Participation Agreement with Glenbrook Life and Annuity Company(6)
         (K) Amendment No. 1 to Participation Agreement with Allstate Life Insurance Company(6)
         (L) Amendment No. 2 to Participation Agreement with Allstate Life Insurance Company(6)
         (M) Amendment No. 2 to Participation Agreement with Allstate Life Insurance Company of New York(6)
         (N) Amendment No. 2 to Participation Agreement with Lincoln Benefit Life Company(6)
         (O) Amendment No. 3 to Participation Agreement with Allstate Life Insurance Company of New York(6)

(5)(G) Expense Limitation Agreement dated June 1, 2002, with respect to Aggressive Growth Fund(7)
         (H) Expense Limitation Agreement dated June 1, 2002, with respect to Diversified Mid-Cap Fund(7)
         (I) Expense Limitation Agreement dated June 1, 2002, with respect to Capital Appreciation Fund(7)
         (J) Expense Limitation Agreement dated June 1, 2002, with respect to Basic Value Fund(7)
         (K) Expense Limitation Agreement dated June 1, 2002, with respect to Mid Cap Value Fund(7)
         (L) Expense Limitation Agreement dated June 1, 2002, with respect to Blue Chip Fund(7)
         (M) Expense Limitation Agreement dated May 1, 2002, with respect to Balanced Fund(7)
         (N) Expense Limitation Agreement dated May 1, 2002, with respect to Disciplined Equity Fund(7)
         (O) Expense Limitation Agreement dated May 1, 2002, with respect to Emerging Growth Equity Fund(7)

         (P) Expense Limitation Agreement dated May 1, 2002, with respect to Focused Equity Fund(7)
         (Q) Expense Limitation Agreement dated May 1, 2002, with respect to Growth Equity Fund(7)
         (R) Expense Limitation Agreement dated May 1, 2002, with respect to Value Equity Fund(7)

         (S) Amendment # 1 to Expense Limitation Agreement with respect to LSA Focused Equity Fund(6)

         (T) Amendment #1 to Expense Limitation Agreement dated February 27, 2003, with respect to Emerging Growth Equity Fund is filed herewith
         (U) Amendment #1 to Expense Limitation Agreement dated February 27, 2003, with respect to Aggressive Growth Fund is filed herewith
         (V) Amendment #1 to Expense Limitation Agreement dated February 27, 2003, with respect to Capital Appreciation Fund is filed herewith
         (W) Amendment #1 to Expense Limitation Agreement dated February 27, 2003, with respect to Diversified Mid-Cap Fund is filed herewith
         (X)  Amendment #1 to Expense Limitation Agreement dated February 27,
              2003, with respect to Mid Cap Value Fund is filed herewith
         (Y)  Amendment #1 to Expense Limitation Agreement dated February 27,
              2003, with respect to Growth Equity Fund is filed herewith
         (Z)  Amendment #1 to Expense Limitation Agreement dated February 27,
              2003, with respect to Blue Chip Fund is filed herewith
         (AA) Amendment #1 to Expense Limitation Agreement dated February 27,
              2003, with respect to Value Equity Fund is filed herewith
         (BB) Amendment #1 to Expense Limitation Agreement dated February 27,
              2003, with respect to Basic Value Fund is filed herewith
         (CC) Amendment #1 to Expense Limitation Agreement dated February 27,
              2003, with respect to Balanced Fund is filed herewith


(i)(1)   Opinion of Counsel (1)
   (2)   Opinion of Counsel dated June 20, 2001(5)
   (3)   Opinion of Counsel dated December 20, 2002(6)
   (4)   Opinion of Counsel is filed herewith


(j)(1)  Consent of Independent Accountants is filed herewith


   (2)  Powers of Attorney (2)

(k)    Inapplicable

(l)    Inapplicable

(m)    Inapplicable

(n)    Inapplicable

(o)    Inapplicable

(p) (1)  Code of Ethics of the Registrant and LSA Asset Management and ALFS (2)
    (2)  Code of Ethics of Morgan Stanley Dean Witter Institutional (2)
    (3)  Code of Ethics of Goldman Sachs Asset Management (2)
    (4)  Code of Ethics of JP Morgan Investment Management Inc. (2)
    (5)  Code of Ethics of Salomon Brothers Asset Management (2)
    (6)  Code of Ethics of OpCap Advisors (2)
    (7)  Code of Ethics of RS Investment Management (2)
    (8)  Code of Ethics for Van Kampen Asset Management Inc. (5)
    (9)  Code of Ethics for Fidelity Management and Research Corp. (5)
    (10) Code of Ethics for Janus Capital Corp. (5)
    (11) Code of Ethics for A I M Capital Management, Inc. (5)
    (12) Code of Ethics of JP Morgan (7)

    (13) Code of Ethics for Fidelity Investments is filed herewith
    (14) Code of Ethics of Goldman Sachs Asset Management is filed herewith


----------
(1) Incorporated by reference to Pre-effective Amendment No. 1 to Registrant's Registration Statement filed on August 27, 1999.
(2) Incorporated by reference to Post-effective Amendment No. 1 to Registrant's Registration Statement filed on April 25, 2000.
(3) Incorporated by reference to Post-effective Amendment No. 2 to Registrant's Registration Statement filed on April 9, 2001.
(4) Incorporated by reference to Post-effective Amendment No. 3 to Registrant's Registration Statement filed on April 26, 2001.
(5) Incorporated by reference to Post-effective Amendment No. 4 to Registrant's Registration Statement filed on June 25, 2001.
(6) Incorporated by reference to Registrant's Form N-14 filed on December 23, 2002.
(7) Incorporated by reference to Post-effective Amendment No. 5 to Registrant's Registration Statement filed on April 29, 2002.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST


No person is controlled by the Trust. All of the outstanding shares of beneficial interest of the Trust are owned by separate accounts of Allstate Life Insurance Company ("Allstate Life") or insurance companies which are subsidiaries of Allstate Life. Allstate Life is an indirect wholly-owned subsidiary of The Allstate Corporation. Unless otherwise indicated, all of the companies listed below are direct or indirect wholly-owned subsidiaries of The Allstate Corporation. The state of domicile or incorporation of each such company is listed in parenthesis. The Trust's investment adviser, LSA Asset Management LLC, is listed as an indirect subsidiary of The Allstate Corporation.


                            OPERATING SUBSIDIARIES OF
                            THE ALLSTATE CORPORATION

THE ALLSTATE CORPORATION   (Delaware Holding Company)
Allstate Insurance Company (Illinois)
Allstate International Insurance Holdings, Inc. (Delaware)
Allstate Non-Insurance Holdings, Inc. (Delaware)
Allstate Bank(1)
American Heritage Life Investment Corporation (Delaware)
Kennett Capital, Inc.(Delaware)


ALLSTATE ENTERPRISES, INC.
         (Subsidiary of Allstate Non-Insurance Holdings, Inc.)
Allstate Motor Club, Inc. (Delaware)
Roadway Protection Auto Club, Inc. (Delaware)
Allstate Motor Club of Canada Inc. (Canada)

ALLSTATE HOLDINGS, LLC
         (Subsidiary of Allstate Insurance Company)
Allstate Floridian Insurance Company (Illinois)
Allstate Floridian Indemnity Company (Illinois)

ALLSTATE INSURANCE COMPANY
         (Subsidiary of The Allstate Corporation)
Allstate Fire and Casualty Insurance Company (Illinois)(2)
Allstate Financial, LLC (Delaware)
Allstate Financial Corporation (Illinois)

Allstate Financial Services, LLC (Delaware)

Allstate Holdings, LLC (Delaware)(3)
Allstate Indemnity Company (Illinois)
Allstate Insurance Company of Canada (Canada)


Allstate Life Insurance Company (Illinois)


Allstate North American Insurance Company (Illinois)
Allstate Property and Casualty Insurance Company (Illinois)
Allstate Texas Lloyd's, Inc. (Texas)

New Jersey Holdings, LLC (Delaware)

----------

(1) A federal savings bank organized under federal law.

(2) Formerly Forestview Mortgage Insurance Co. (California)
(3) Formerly Allstate Holdings, Inc. (Delaware)

Northbrook Holdings, LLC
Ivantage Group, LLC (Delaware)

ALLSTATE INSURANCE COMPANY OF CANADA
         (Subsidiary of Allstate Insurance Company)
Allstate Life Insurance Company of Canada (Canada)

Pembridge Insurance Company (Canada)


ALLSTATE INTERNATIONAL INSURANCE HOLDINGS, INC.
         (Subsidiary of The Allstate Corporation)
Allstate Reinsurance Ltd. (Bermuda)


Pembridge America Inc. (Florida)

ALLSTATE LIFE INSURANCE COMPANY
         (Subsidiary of Allstate Insurance Company)
AFDW, Inc. (Oregon)
Allstate Distributors, L.L.C. (Delaware)(4)
AFD, Inc. (Illinois)(5)
Allstate Financial Advisors, LLC (Delaware)(6)


ALFS, Inc. (Delaware)(7)
Allstate Life Insurance Company of New York (New York)
Allstate Assignment Company (Nebraska)
Allstate Settlement Corporation (Nebraska)
Charter National Life Insurance Company (Illinois)
Glenbrook Life and Annuity Company (Arizona)
Intramerica Life Insurance Company (New York)
Lincoln Benefit Life Company(Nebraska)
LSA Asset Management, LLC (Delaware)(8)


Allstate Assurance Company (Illinois)(9)
Surety Life Insurance Company (Nebraska)

ALLSTATE MOTOR CLUB, INC.
         (Subsidiary of Allstate Enterprises, Inc.)
Direct Marketing Center Inc. (Delaware)
Enterprises Services Corporation (Delaware)
Rescue Express, Inc. (Delaware)

ALLSTATE NEW JERSEY HOLDINGS, LLC
         (Subsidiary of Allstate Insurance Company)

----------


(4)  Broker/Dealer {Allstate Life Insurance Company controls 50%.}
(5)  Broker/Dealer
(6)  A Registered Investment Advisor
(7)  Broker/Dealer
(8)  A Registered Investment Advisor
(9)  A Registered Investment Advisor and a Broker/Dealer

Allstate New Jersey Insurance Company (Illinois)

ALLSTATE NON-INSURANCE HOLDINGS, INC.
         (Subsidiary of The Allstate Corporation)
Allstate Enterprises, Inc. (Delaware)
Allstate Investment Management Company (Delaware)(10)
Allstate Investments, LLC (Delaware)
Ivory Holdings, LLC (Oklahoma)(11)
Northbrook Services, Inc. (Delaware)
Northbrook Technology of Northern Ireland, Limited (Northern Ireland) Sterling Collision Centers, Inc. (Delaware)
Tech-Cor, Inc. (Delaware)

AMERICAN HERITAGE LIFE INSURANCE COMPANY
         (Subsidiary of American Heritage Life Investment Corporation) Fidelity International Company, Ltd. (Bahamian corporation)
First Colonial Insurance Company  (Florida)
St. Johns Bluff Timber Company (Florida)
Columbia Universal Life Insurance Company (Texas)
Concord Heritage Life Insurance Company Inc. (New Hampshire)
Keystone State Life Insurance Company (Pennsylvania)

AMERICAN HERITAGE LIFE INVESTMENT CORPORATION
         (Subsidiary of The Allstate Corporation)
American Heritage Life Insurance Company (Florida)
American Heritage Service Company (Florida)
Colonial Reinsurance, Ltd. (British Virgin Islands)
E.R.J Insurance Group, Inc. (Florida)

First Colonial Agency, Inc.

Florida Associated Services, Inc. (Florida)


DEERBROOK INSURANCE COMPANY
         (Subsidiary of Northbrook Indemnity Company)
Deerbrook general Agency, Inc. (Texas)


ENCOMPASS HOLDINGS, LLC
         (Subsidiary of Northbrook Indemnity Company)
Encompass Insurance Company (Illinois)

Encompass Indemnity Company (Florida)


FIDELITY INTERNATIONAL COMPANY, LIMITED
         (Subsidiary of American Heritage Life Insurance Company)
Fidelity International Insurance Company, Limited (Bahamian corporation)

----------
(10) A Registered Investment Advisor
(11) 51% Ownership

IVANTAGE GROUP, LLC
         (Subsidiary of Allstate Insurance Company)
Ivantage Select Agency, Inc. (Illinois)
Northbrook Indemnity Company (Illinois)

KEYSTONE STATE LIFE INSURANCE COMPANY (PA)
         (Subsidiary of American Heritage Life Insurance Company)
KSL Marketing Inc. (Pennsylvania)

NEW JERSEY HOLDINGS, LLC

         (Subsidiary of Allstate Insurance Company)
Allstate New Jersey Insurance Company


NORTHBROOK INDEMNITY COMPANY
         (Subsidiary of Ivantage Group, LLC)
Deerbrook Insurance Company (Illinois)


Willow Lake Holdings, LLC (Delaware)
Encompass Holdings, LLC (Delaware)


STERLING COLLISION CENTERS
         (Subsidiary of Allstate Non-Insurance Holdings, Inc.)
Bob Thompson Enterprises, Inc. (Pennsylvania)
Pacific Painters, Inc. (Texas)
Champions Pride Electronics and Trim, Inc., d/b/a Champion's Pride Collision (Texas) JSI Collision Centers, Inc., formerly Johnny's Service, Inc. (Ohio) Westborn Collision, Inc. (Michigan)


OTHER POSSIBLY SIGNIFICANT COMPANIES

Allstate County Mutual Insurance Company (Texas)
         A mutual company owned by policy holders. Officers and employees of Allstate Insurance Company serve as directors and officers of Allstate County Mutual Insurance Company

Allstate Texas Lloyd's (Texas)
         An insurance syndicate organized under the laws of Texas. Allstate Texas Lloyd's, Inc. (a direct wholly-owned subsidiary of Allstate Insurance Company) is the attorney-in-fact for this syndicate.


Allstate Life Funding, LLC (Cayman Islands, May 21, 1999)
         Formed as a special purpose vehicle solely for the purpose of issuing certain debt instruments to institutional investors in Europe. The proceeds of such issuances are deposited with Allstate Life Insurance Company (ALIC) under the terms of several funding agreements. Neither The Allstate Corporation nor its subsidiaries are shareholders. Established as part of ALIC's funding agreement backed EMTN program (European medium term note program) to access longer dated fixed maturity contracts in Europe.

Allstate Financing II (Delaware)
         Business trusts that were used to issue trust preferred securities

ITEM 25.  INDEMNIFICATION

         Under Article VII, Section 2 of the Trust's Declaration of Trust, the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Investment Adviser or any principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his or her duties as Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.

         In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as express in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         LSA Asset Management LLC (the "Manager"), 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062, serves as investment adviser to each Fund. The list required by this Item 26 of officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-56771).

         Van Kampen Asset Management Inc. ("Van Kampen"), 1 Parkview Plaza, PO Box 5555, Oakbrook Terrace, Illinois, 60181, serves as Adviser to the Aggressive Growth Fund and Mid Cap Value Fund. The list required by this Item 26 of officers and directors of Van Kampen, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of Form ADV, filed by Van Kampen pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-1669).

         Janus Capital Management LLC ("Janus"), 100 Fillmore Street, Denver, Colorado 80206, serves as Adviser to the Capital Appreciation Fund. The list required by this Item 26 of officers and directors of Janus, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of Form ADV, filed by Janus pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13991).

         Fidelity Management & Research Company ("Fidelity"), 82 Devonshire Street, Boston, Massachusetts, 02109, serves as Adviser to the Diversified Mid-Cap Fund. The list required by this Item 26 of officers and directors of Fidelity, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of Form ADV, filed by Fidelity pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-7884).

         A I M Capital Management, Inc. ("A I M"), 11 Greenway Plaza, Suite 100, Houston, Texas, 77046, serves as Adviser to the Basic Value Fund and Blue Chip Fund. The list required by this Item 26 of officers and directors of A I M, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of Form ADV, filed by A I M pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15211).

         RS Investment Management, LP ("RSIM"), 388 Market Street, Suite 1700, San Francisco, California 99111, serves as Adviser to the Emerging Growth Equity Fund. The list required by this Item 26 of officers and directors of RSIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of Form ADV, filed by RSIM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-44125).

         Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as Adviser to the Focused Equity Fund. The list required by this Item 26 of officers and directors of MSIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of Form ADV, filed by MSIM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15757).


         Goldman Sachs Asset Management, L.P. ("GSAM"), 32 Old Slip, New York, New York 10005, serves as Adviser to the Capital Growth Fund. The list required by this Item 26 of officers and directors of GSAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of Form ADV, filed by GSAM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-16048).

         Salomon Brothers Asset Management Inc ("SBAM"), 388 Greenwich Street, New York, New York 10013, serves as Adviser to Value Equity Fund. The list required by this Item 26 of officers and directors of SBAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of Form ADV, filed by SBAM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-32046).


         OpCap Advisors, 1345 Avenue of the Americas, 49th Floor, New York, New York 10105, serves as Adviser to the Balanced Fund. The list required by this
Item 26 of officers and directors of OpCap Advisors, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of Form ADV, filed by OpCap Advisors pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-44125).

ITEM 27. PRINCIPAL UNDERWRITERS

(a) ALFS, Inc. does not act as principal underwriter for any investment companies other than the Trust.

(b) The following is a list of the executive officers, directors and partners of ALFS, Inc.


NAME AND PRINCIPAL BUSINESS                                                        POSITION AND OFFICE
ADDRESS                                 POSITION AND OFFICE                        WITH THE TRUST
--------------------------------------------------------------------------------------------------------
John R. Hunter                   Director,  President  and  Chief  Executive       President
3100 Sanders Road                Officer
Northbrook, Illinois 60062

Michael J. Velotta               Director and Secretary                            Trustee  and  Chairman
3100 Sanders Road                                                                  of the Board
Northbrook, Illinois 60062

Marian Goll                      Vice President, Treasurer and Financial           none
3100 Sanders Road                Operation Principal
Northbrook, Illinois 60062

Brent H. Hamann                  Vice President                                    none

3100 Sanders Road
Northbrook, Illinois 60062

Andrea J. Schur                  Vice President                                    none
3100 Sanders Road
Northbrook, Illinois 60062

Lisa Burnell                     Assistant Vice President and Compliance           none
3100 Sanders Road                Officer
Northbrook, Illinois 60062

Joanne M. Derrig                 Vice President and Chief Privacy Officer          none
3100 Sanders Road
Northbrook, Illinois 60062

William F. Emmons                Assistant Secretary                               none
3100 Sanders Road
Northbrook, Illinois 60062

Susan L. Lees                    Assistant Secretary                               none
2775 Sanders Road
Northbrook, Illinois 60062

Barry S. Paul                    Assistant Treasurer                               none
3075 Sanders Road
Northbrook, Illinois 60062

James P. Zils                    Assistant Treasurer                               None
3075 Sanders Road
Northbrook, Illinois 60062

Casey J. Sylla                   Director                                          None
3100 Sanders Road
Northbrook, Illinois 60062

Joseph P. Roth                   Assistant Vice President, Assistant               None
3100 Sanders Road                General Counsel and assistant Secretary
Northbrook, Illinois 60062

Mary Claire Sheehy               Chief Operations Officer                          None
3100 Sanders Road
Northbrook, Illinois 60062


(c) Inapplicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The Declaration of Trust, By-laws, minute books of the Registrant and certain investment adviser records are in the physical possession of LSA Asset Management LLC at 3100 Sanders Road, Northbrook, Illinois 60062. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Investors Bank and Trust Company at 200 Clarendon Street, Boston, Massachusetts 02116.

ITEM 29. MANAGEMENT SERVICES

                   Inapplicable

ITEM 30.           UNDERTAKINGS

                   Inapplicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Northbrook and the State of Illinois on the 30th day of April, 2003.


                                        LSA VARIABLE SERIES TRUST

                                        By /s/ John R. Hunter
                                           -----------------------
                                               John R. Hunter

                                               President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement had been signed below by the following persons in the capacities indicated on the 30th day of April, 2003.




           SIGNATURE                                    TITLE
*/s/ John R. Hunter                       President and Chief Executive Officer
-------------------
John R. Hunter

*/s/ Robert S. Engelman, Jr.              Trustee
----------------------------
Robert S. Engelman, Jr.

*/s/ Karen J. May                         Trustee
-----------------
Karen J. May

/s/ Michael J. Velotta                    Trustee
----------------------
Michael J. Velotta

* Attorney-in-Fact pursuant to Power of
Attorney filed on April 25, 2000 in the
Trust's Post-Effective Amendment #1.


/s/ Todd Halstead                         Treasurer and Chief Financial and
-----------------                         Accounting Officer
Todd Halstead

                                  EXHIBIT INDEX


(d)(2)(M) Investment Sub-Advisory Agreement with respect to Capital Appreciation Fund
(h)(5)(T) Amendment #1 to Expense Limitation Agreement dated February 27, 2003, with respect to Emerging Growth Equity Fund
(h)(5)(U) Amendment #1 to Expense Limitation Agreement dated February 27, 2003, with respect to Aggressive Growth Fund
(h)(5)(V) Amendment #1 to Expense Limitation Agreement dated February 27, 2003, with respect to Capital Appreciation Fund
(h)(5)(W) Amendment #1 to Expense Limitation Agreement dated February 27, 2003, with respect to Diversified Mid-Cap Fund
(h)(5)(X) Amendment #1 to Expense Limitation Agreement dated February 27, 2003, with respect to Mid Cap Value Fund
(h)(5)(Y) Amendment #1 to Expense Limitation Agreement dated February 27, 2003, with respect to Growth Equity Fund
(h)(5)(Z) Amendment #1 to Expense Limitation Agreement dated February 27, 2003, with respect to Blue Chip Fund
(h)(5)(AA) Amendment #1 to Expense Limitation Agreement dated February 27, 2003, with respect to Value Equity Fund
(h)(5)(BB) Amendment #1 to Expense Limitation Agreement dated February 27, 2003, with respect to Basic Value Fund
(h)(5)(CC) Amendment #1 to Expense Limitation Agreement dated February 27, 2003, with respect to Balanced Fund
(j)(1)        Consent of Independent Auditors
(p)(13)       Code of Ethics for Fidelity Investments
(p)(14)       Code of Ethics for Goldman Sachs Asset Management L.P.